UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706

Templeton Income Trust
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954) 527-7500

Date of fiscal year end: 12/31

Date of reporting period: 12/31/21

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Total Return Fund
A Series of Templeton Income Trust
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The 12 months ended December 31, 2021, saw
extraordinary conditions across global financial markets
as the world attempted to emerge from the COVID-19
pandemic. During 2021, global fixed income markets
endured multiple cycles of sharply rising and falling yields, broad U.S. dollar strengthening and reversals, idiosyncratic drivers in individual local-currency markets, massive
economic recoveries and setbacks, global supply chain
disruptions, rising inflationary pressures in the Americas
and Europe, and a major pivot toward global monetary
tightening in 2021’s second half after extraordinary, highly correlated global easing in 2020 and early 2021. Overall,
sovereign bond yields rose in most countries while the U.S.
dollar strengthened, although with intermittently declining
yields in various countries and shifting cycles of currency
appreciation/depreciation in individual currency pairings.
Through these varying conditions, we remained committed
to pursuing our investment objectives. In this environment,
global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -6.97% and
-2.57% in U.S. dollar and local currency terms, respectively.
1
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Total Return Fund’s annual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Templeton Global Total Return Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 27
Notes to Financial Statements 31
Report of Independent Registered
Public Accounting Firm 46
Tax Information 47
Board Members and Officers 48
Shareholder Information 53
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Templeton Global Total Return Fund
This annual report for Templeton Global Total Return Fund
covers the fiscal year ended December 3 1 , 2021 .
Your Fund’s Goal and Main Investments
The Fund seeks total investment return consisting of a
combination of interest income, capital appreciation and
currency gains. Under normal market conditions, the Fund
invests primarily in fixed and floating rate debt securities and debt obligations (including convertible bonds) of
governments, government agencies and government-related
or corporate issuers worldwide (collectively, “bonds”). Bonds may be denominated and issued in the local currency or
in another currency. Bonds include debt securities of any
maturity, such as bonds, notes, bills and debentures.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -5.39% cumulative total return. In comparison,
the global fixed income market, as measured by the Fund’s
benchmark, the Bloomberg Multiverse Index, posted a
-4.51% cumulative total return for the same period.
1
You
can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12-month period ended December 31, 2021, was a tale
of two halves. The first half was characterized by exuberant optimism for an end to the COVID-19 pandemic, punctuated
by a surge in economic activity in the spring as lockdowns
were eased and economies reopened. The second half
was characterized by rising inflation and incremental shifts towards monetary tightening, with several emerging markets
entering rate hiking cycles ahead of the major developed
markets. On the whole, sovereign bond yields rose in most
countries during the period while the U.S. dollar (USD)
broadly strengthened, albeit with intermittent episodes of
declining yields in various countries and shifting cycles of currency appreciation/depreciation in individual currency
pairings.
*Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
**Includes securities determined to have no value at 12/31/21.
The period began with sovereign bond yields rising sharply
across much of the world over the first three months. The
yield on the 10-year U.S. Treasury (UST) note would reach
its high mark for the entire period on March 31 at 1.74%,
82 basis points (bps) higher than where it finished 2020.
Vaccine distributions, ongoing stimulus measures and
optimism for improving economic conditions appeared to fuel
reflation expectations across global financial markets.
However, the harsh realities of the worldwide health
crisis and economic hardship continued to have profound
consequences for lives and livelihoods around the world
in the winter and early spring months of 2021. Vaccine
distributions progressively accelerated in many countries
during the first half of 2021, though supply setbacks notably affected areas of Europe in March and April. Governments
continued to struggle with balancing the needs of their
economies with the health of their citizens during much of
the first quarter of 2021 before higher vaccination rates and lower case levels enabled many regions to progressively
reopen their economies in the spring.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first three months.
USD-denominated sovereign credit sectors broadly saw
negative returns in January, February and March before
sharply reversing to generate offsetting positive returns in
Portfolio Composition
12/31/21
% of Total Net
Assets
Foreign Government and Agency Securities 61.1%
U.S. Government and Agency Securities 9.1%
Other 0.0% **
Short-Term Investments & Other Net Assets* 29.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

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April, May and June as UST yields pulled back from their
late-March peaks. Sovereign bond yields generally resumed
their rising trends in May and June amid rising inflation
in many areas of Europe and the Americas. In currency
markets, the USD broadly strengthened against a number
of developed market and emerging market currencies in the
first quarter of 2021, reversing the broad-based weakening
trend from the second half of 2020. Broad USD weakness
returned in April and May before the strengthening pattern
returned in June.
Business and consumer confidence surveys notably
strengthened in multiple regions during the second quarter of
2021, despite some growing concerns over the proliferation
of the Delta variant of COVID-19 in several parts of the
world in June. Economic activity continued to broadly
expand in many countries in the second quarter, largely
driven by strength in goods sectors and manufacturing, as
well as historically high savings rates in many countries
that helped fuel demand. On the whole, the second quarter
would represent the largest quarterly surge in GDP for most
countries in 2021.
In the second half of 2021, sovereign bond yields would
largely continue to rise across much of the world as central banks continued to wade deeper into monetary tightening
cycles. Developed market sovereign bond yields initially
declined in July and early August as the Delta variant
proliferated across multiple regions. The 10-year UST
note’s yield dropped to 1.17% on August 3 as risk aversion
resurfaced, its lowest level since mid-February. However,
sovereign bond yields largely trended higher from that point through the end of the year as investor sentiments appeared
to refortify.
In September, the U.S. Federal Reserve (Fed) announced
it would begin tapering its asset purchases in the fourth
quarter of 2021. The hawkish shift added further upward
pressure on UST yields and drove broad strengthening of
the USD. Sovereign bond yields continued to trend higher
in many regions over the following month, with the 10-
year UST note reaching 1.70% on October 21, its highest
yield since early April. Sovereign bond yields largely
maintained their levels over subsequent weeks until the
Omicron variant of COVID-19 emerged in the final days
of November, triggering broad-based risk aversion across
global financial markets and perceived safe-haven rallies in several developed market assets. Crude oil prices dropped
around 20% in November on global growth concerns, with
the bulk of the price adjustments occurring in the wake of the
Omicron news.
Sovereign bond yields declined in several developed
markets in late November and early December on the
heightened risk aversion before global growth concerns
eventually dissipated in the second half of the month,
even as COVID-19 cases surged to record levels. Disease
severity from Omicron appeared milder than previous
variants, leading to a significant decoupling of the trend
lines for case numbers (rising sharply) and mortality rates
(moderating). We expected COVID-19 variants to not derail
global growth momentum, though the risks continued to
bear monitoring. Commodity and energy prices ultimately
rebounded in December, recovering much of the price
corrections from the prior month as reflation sentiments
returned to global financial markets.
Manufacturing and business surveys largely continued to
remain at expansionary levels across much of the world
during the second half of 2021 but moderated from their
mid-year peaks. Consumer confidence surveys showed
similar trends. Labor market conditions generally continued
to improve in many countries, though labor shortages and
unemployment remained above prepandemic levels in
several regions. Overall, global growth showed signs of
moderating from the historically strong rebound in the first half of 2021 but remained largely resilient, in our view.
Inflation figures remained historically high across many parts of the world during the second half of the period, driven by a combination of factors that included resurgent economic
activity, supply disruptions in certain sectors, and the effects of massive fiscal and monetary stimulus measures. Headline
inflation (Consumer Price Index) in the U.S. remained at or
above 5.0% year-over-year from May through the end of
2021, coming in at 6.8% in November, its highest level since
1982.
A growing number of central banks pursued monetary
tightening measures in the second half of the year, with
persistent inflationary pressures in several emerging
markets motivating aggressive tightening responses. In
Latin America, Brazil’s central bank hiked its policy rate
by 725 bps in 2021, Chile by 350 bps, Peru by 225 bps,
Mexico by 150 bps and Colombia by 125 bps. In eastern
Europe, Russia hiked its policy rate by 425 bps, the Czech
Republic by 300 bps, Hungary by 180 bps and Poland by
165 bps. Most countries in Asia kept policy rates unchanged
as inflation generally remained more contained and within
central bank targets.
In developed markets, most central banks continued to keep
their policy rates unchanged at extraordinarily low levels
during the year, with some exceptions. Norway posted two
25-bp hikes in 2021 to bring its policy rate to 0.50%; the U.K.

Templeton Global Total Return Fund

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Annual Report
hiked its policy rate by 15 bps to 0.25% in December, its first rate adjustment since March 2020; New Zealand posted
consecutive 25-bp hikes in October and November, bringing
its policy rate to 0.75%; and South Korea hiked its policy rate
25 bps in August and November to 1.00%. Other developed
market central banks, such as in Canada, Sweden and
Australia, remained on hold with policy rates in 2021, but
were at various stages of tapering their asset purchase
programs.
The Fed kept the federal funds target rate unchanged
(0.00% to 0.25%) at each of its policy meetings during
the period but it began tapering its asset purchases in
November. However, the Fed quickly shifted in a hawkish
direction at its December meeting, doubling the pace of its
asset purchase tapering for January. The accelerated pace
put the asset purchase program on schedule to conclude by
March 2022, enabling a rate hiking cycle to start in March
or May, earlier than previously indicated at the November
meeting. Additionally, the Fed’s dot plot survey in December showed that 12 of 18 officials expect at least three rate hikes in 2022, a substantial change from the September survey
that saw nine of 18 officials project no hikes until 2023. We expected UST term premiums to ratchet higher in upcoming
quarters, with a bear-flattening effect driven by rising yields in the short- to intermediate-term range of the yield curve.
The European Central Bank (ECB) kept monetary policy
largely unchanged during the period, leaving the main
refinancing operations rate at 0.0% and the main deposit
facility rate at -0.5%. ECB President Christine Lagarde
reaffirmed at the October and December meetings that
key rates will likely remain unchanged through 2022.
The ongoing accommodative policy stance from the ECB
appeared likely to diverge substantially from the tightening trajectory of the Fed in 2022. We expected the euro to
weaken against the USD given negative rates and widening
rate differentials with the U.S., as well as greater headwinds to growth in Europe.
The Bank of Japan (BOJ) also kept monetary policy
largely unchanged during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-
year Japanese government bond at 0.0%. In December,
the BOJ announced plans to scale down its emergency
pandemic purchasing measures by tapering its corporate
debt purchases to precrisis levels by April. We expected
the Japanese yen to face headwinds from widening rate
differentials with the U.S.
Overall, most developed markets saw 10-year sovereign
bond yields rise during the period, including Norway,
Sweden, the U.K., South Korea, Canada and core Europe.
The yield on the 10-year UST note finished the year at
1.51%, 59 bps higher than where it ended 2020. In emerging
markets, 10-year sovereign bond yields rose sharply
across much of Latin America, including Brazil, Mexico,
Colombia, Chile and Peru. In eastern Europe, 10-year
yields trended higher in Poland, Hungary, Russia and The
Czech Republic on elevated inflation and ongoing monetary
tightening. Yields also rose in much of Asia, including
India, Indonesia, Thailand and Singapore, but declined in
China. USD-denominated sovereign credit sectors broadly
saw moderately negative returns for the period (with some
exceptions in individual countries), as the investment-
grade credit tiers came under pressure from the rising yield environment while high-yield credit tiers largely endured
additional spread widening.
In currency markets, the USD broadly strengthened against
most developed market and emerging market currencies
in 2021, appreciating against the euro, the British pound,
the Japanese yen, the South Korean won, the Australian
dollar and the New Zealand dollar. In specific pairings, the
Norwegian krone and the Canadian dollar appreciated
against the euro, while the Swedish krona depreciated. In
emerging markets, the USD depreciated against the Chinese
yuan, but appreciated against most currencies in Latin
America and Asia, including the Brazilian real, Mexican peso,
Colombian peso, Chilean peso, Indian rupee, Indonesian
rupiah, Singapore dollar and Thai baht.
Investment Strategy
We invest selectively in bonds around the world based upon
our assessment of changing market, political and economic
conditions. While seeking opportunities, we consider various factors including evaluation of interest rates, currency
exchange rate changes and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
The successful development of vaccines against COVID-19
in final months of 2020 substantially changed our outlook
and positioning for 2021. In the weeks before the 12-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation to risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of

Templeton Global Total Return Fund

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Annual Report
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world. We were actively
constructive in a number of regions throughout the 12-month
period, particularly in areas of Asia that appeared to be at the forefront of the global economic recovery.
Overall, the Fund was focused on three core themes
during the period: (1) value in select currencies against
the USD and the euro, specifically in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies against the USD and the
euro. We held notable exposures to the Chinese yuan, the
South Korean won, the Indian rupee, the Indonesian rupiah
and the Japanese yen against the USD. We added exposure
to the Singapore dollar in April, the New Zealand dollar in
June and the Thai baht in December. We held a significant
overweighted position in the Japanese yen through the first
quarter of 2021 before reducing it to a modest overweighting in the second quarter and reducing it to an underweighted
position in the fourth quarter. In EMEA, we held exposures
in the Norwegian krone and Swedish krona against the euro
throughout 2021, as well as exposures to the Russian ruble
and the Egyptian pound against the USD. In the Americas,
we held long exposure to the Canadian dollar against
the euro, and long exposures to the Colombian peso and
Brazilian real against the USD. In May, we added exposure
to the Chilean peso against the USD. During the period,
we used currency forwards and currency options to actively
manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
After exiting our local-currency position in Brazil in the first quarter of 2021 due to acute political and economic risks,
we reestablished the position in the second quarter as
political compromises in the spring and better-than expected economic figures supported an improved outlook. In July,
we added to our local-currency position in Brazil. We also
saw pockets of value in certain USD-denominated sovereign
credits during the reporting period, but we continued to
largely prefer specific valuations in the local-currency
markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, as did overall
credit exposures. Among currencies, positions in the
Japanese yen, Argentine peso, South Korean won, Turkish
lira, Chilean peso and Colombian peso detracted from
absolute performance. However, the Fund’s positions in
the Canadian dollar and the Norwegian krone against the
euro contributed to absolute results, as did its position in the Chinese yuan against the USD. The Fund maintained
a defensive approach regarding interest rates in developed
markets, while holding duration exposures in select
emerging markets. Duration exposures in Argentina, Ghana
and Indonesia contributed to absolute performance. Among
credit exposures, subinvestment-grade sovereign credits
contributed to absolute return.
On a relative basis, the Fund’s underperformance was
primarily due to currency positions. Interest-rate strategies contributed to relative results, as did overall credit
exposures. Among currencies, overweighted positions
in the Argentine peso, South Korean won, Turkish lira,
Chilean peso and Colombian peso detracted from relative
performance, as did the Fund’s overweighted position
in the Japanese yen for most of the period. However, its
underweighted exposure to the euro contributed to relative
return, as did overweighted positions in the Canadian dollar and the Norwegian krone against the euro. Its position
in the Chinese yuan against the USD also contributed to
relative results. The Fund maintained a defensive approach
regarding interest rates in developed markets, while
holding duration exposures in select emerging markets.
Overweighted duration exposures in Argentina, Ghana and
Indonesia contributed to relative performance, as did the
Fund’s lack of duration exposure in the euro area. Among
credit exposures, overweighted exposure to subinvestment-
grade sovereign credits contributed to relative return.
Geographic Composition
12/31/21
% of Total
Net Assets
Americas 31.3%
Asia Pacific 23.3%
Other Europe 8.6%
Middle East & Africa 7.0%
Short-Term Investments & Other Net Assets 29.8%

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Thank you for your continued participation in Templeton
Global Total Return Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
Templeton Global Total Return Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton .com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
A
4
1-Year -5.39% -8.95%
5-Year -5.20% -1.81%
10-Year +20.93% +1.53%
Advisor
1-Year -5.14% -5.14%
5-Year -3.91% -0.79%
10-Year +24.08% +2.18%
See page 10 for Performance Summary footnotes.

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Performance Summary

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Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)

Templeton Global Total Return Fund
Performance Summary

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Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency fluctuations (which may be sig-
nificant over the short term) and economic and political uncertainties; investments in developing markets involve heightened risks related to the same factors.
Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid.
Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The
Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: Morningstar. The Bloomberg Multiverse Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the
Global Aggregate Index and the Global High Yield Index and captures investment-grade and high yield securities in all eligible currencies.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Tax Return
of Capital
A $0.6952
C $0.6536
R $0.6701
R6 $0.7330
Advisor $0.7191
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.05% 1.10%
Advisor 0.80% 0.85%

Your Fund’s Expenses
Templeton Global Total Return Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $959.70 $5.82 $1,019.27 $5.99 1.18%
C $1,000 $957.40 $7.75 $1,017.29 $7.99 1.57%
R $1,000 $958.40 $7.06 $1,017.99 $7.28 1.43%
R6 $1,000 $961.80 $3.93 $1,021.20 $4.05 0.80%
Advisor $1,000 $961.00 $4.57 $1,020.55 $4.71 0.92%

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.98 $11.02 $11.62 $12.04 $12.09
Income from investment operations
a
:
Net investment income
b
......................... 0.63 0.43 0.60 0.67 0.63
Net realized and unrealized gains (losses) ........... (1.14) (1.01) (0.46) (0.47) (0.28)
Total from investment operations .................... (0.51) (0.58) 0.14 0.20 0.35
Less distributions from:
Net investment income and net foreign currency gains .. — (0.02) (0.74) (0.62) (0.16)
Tax return of capital ............................ (0.70) (0.44) — — (0.24)
Total distributions ............................... (0.70) (0.46) (0.74) (0.62) (0.40)
Net asset value, end of year ....................... $8.77 $9.98 $11.02 $11.62 $12.04
Total return
c
................................... (5.39)% (5.32)% 1.21% 1.69% 2.83%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.17% 1.08% 1.04% 1.09% 1.07%
Expenses net of waiver and payments by affiliates ....... 1.16% 1.06% 0.96% 1.01% 1.02%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.16%
d
1.04% 0.93% 1.01%
d
1.02%
d
Net investment income ........................... 6.67% 4.19% 5.27% 5.62% 5.15%
Supplemental data
Net assets, end of year (000’s) ..................... $299,056 $482,575 $769,018 $811,990 $921,181
Portfolio turnover rate ............................ 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.96 $11.01 $11.61 $12.02 $12.07
Income from investment operations
a
:
Net investment income
b
......................... 0.59 0.39 0.56 0.62 0.58
Net realized and unrealized gains (losses) ........... (1.14) (1.02) (0.46) (0.46) (0.28)
Total from investment operations .................... (0.55) (0.63) 0.10 0.16 0.30
Less distributions from:
Net investment income and net foreign currency gains .. — (0.01) (0.70) (0.57) (0.14)
Tax return of capital ............................ (0.65) (0.41) — — (0.21)
Total distributions ............................... (0.65) (0.42) (0.70) (0.57) (0.35)
Net asset value, end of year ....................... $8.76 $9.96 $11.01 $11.61 $12.02
Total return
c
................................... (5.72)% (5.80)% 0.81% 1.37% 2.43%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.56% 1.48% 1.44% 1.49% 1.47%
Expenses net of waiver and payments by affiliates ....... 1.56%
d
1.46% 1.36% 1.41% 1.42%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.56%
e
1.44% 1.33% 1.41%
e
1.42%
e
Net investment income ........................... 6.21% 3.79% 4.87% 5.22% 4.75%
Supplemental data
Net assets, end of year (000’s) ..................... $40,591 $113,438 $237,215 $310,561 $398,445
Portfolio turnover rate ............................ 23.94% 60.89% 27.57% 20.91% 41.66%
e
Benefit of expense reduction rounds to less than 0.01%.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.98 $11.03 $11.63 $12.04 $12.09
Income from investment operations
a
:
Net investment income
b
......................... 0.61 0.40 0.58 0.64 0.60
Net realized and unrealized gains (losses) ........... (1.14) (1.02) (0.47) (0.46) (0.28)
Total from investment operations .................... (0.53) (0.62) 0.11 0.18 0.32
Less distributions from:
Net investment income and net foreign currency gains .. — (0.02) (0.71) (0.59) (0.15)
Tax return of capital ............................ (0.67) (0.41) — — (0.22)
Total distributions ............................... (0.67) (0.43) (0.71) (0.59) (0.37)
Net asset value, end of year ....................... $8.78 $9.98 $11.03 $11.63 $12.04
Total return .................................... (5.54)% (5.65)% 0.95% 1.52% 2.58%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.42% 1.32% 1.29% 1.34% 1.32%
Expenses net of waiver and payments by affiliates ....... 1.41% 1.30% 1.21% 1.26% 1.27%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.41%
c
1.28% 1.18% 1.26%
c
1.27%
c
Net investment income ........................... 6.44% 3.89% 5.02% 5.37% 4.90%
Supplemental data
Net assets, end of year (000’s) ..................... $4,823 $7,741 $7,377 $7,957 $8,788
Portfolio turnover rate ............................ 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.98 $11.03 $11.63 $12.05 $12.10
Income from investment operations
a
:
Net investment income
b
......................... 0.66 0.47 0.65 0.71 0.68
Net realized and unrealized gains (losses) ........... (1.13) (1.02) (0.47) (0.47) (0.29)
Total from investment operations .................... (0.47) (0.55) 0.18 0.24 0.39
Less distributions from:
Net investment income and net foreign currency gains .. — (0.02) (0.78) (0.66) (0.17)
Tax return of capital ............................ (0.73) (0.48) — — (0.27)
Total distributions ............................... (0.73) (0.50) (0.78) (0.66) (0.44)
Net asset value, end of year ....................... $8.78 $9.98 $11.03 $11.63 $12.05
Total return .................................... (4.91)% (5.05)% 1.57% 2.06% 3.22%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.79% 0.71% 0.69% 0.73% 0.69%
Expenses net of waiver and payments by affiliates ....... 0.77% 0.69% 0.60% 0.65% 0.64%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.77%
c
0.67% 0.57% 0.65%
c
0.64%
c
Net investment income ........................... 7.01% 4.57% 5.63% 5.98% 5.53%
Supplemental data
Net assets, end of year (000’s) ..................... $170,830 $294,519 $876,665 $986,689 $1,058,884
Portfolio turnover rate ............................ 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.00 $11.04 $11.64 $12.05 $12.10
Income from investment operations
a
:
Net investment income
b
......................... 0.65 0.46 0.63 0.70 0.66
Net realized and unrealized gains (losses) ........... (1.14) (1.02) (0.46) (0.46) (0.28)
Total from investment operations .................... (0.49) (0.56) 0.17 0.24 0.38
Less distributions from:
Net investment income and net foreign currency gains .. — (0.02) (0.77) (0.65) (0.17)
Tax return of capital ............................ (0.72) (0.46) — — (0.26)
Total distributions ............................... (0.72) (0.48) (0.77) (0.65) (0.43)
Net asset value, end of year ....................... $8.79 $10.00 $11.04 $11.64 $12.05
Total return .................................... (5.14)% (5.07)% 1.46% 2.03% 3.08%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.92% 0.83% 0.79% 0.84% 0.82%
Expenses net of waiver and payments by affiliates ....... 0.91% 0.81% 0.71% 0.76% 0.77%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.91%
c
0.78% 0.68% 0.76%
c
0.77%
c
Net investment income ........................... 6.84% 4.48% 5.52% 5.87% 5.40%
Supplemental data
Net assets, end of year (000’s) ..................... $424,413 $1,104,754 $2,684,044 $2,992,808 $3,117,593
Portfolio turnover rate ............................ 23.94% 60.89% 27.57% 20.91% 41.66%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments, December 31, 2021
Templeton Global Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 36,523,770 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 13,432,767 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 15,159,679 —
—
Total Corporate Bonds (Cost $46,940,536) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 61.1%
Argentina 4.3%
f
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 2,967,027,885 ARS 14,469,972
Index Linked, 1.5%, 3/25/24 ....... 4,087,641,323 ARS 19,564,453
Argentina Government Bond ,
16%, 10/17/23 ................. 483,949,200 ARS 1,482,047
15.5%, 10/17/26 ................ 2,527,300,600 ARS 4,824,784
40,341,256
Brazil 3.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 43,020,000 BRL 7,612,489
10%, 1/01/27 .................. 113,150,000 BRL 19,864,019
10%, 1/01/29 .................. 18,580,000 BRL 3,231,223
10%, 1/01/31 .................. 29,620,000 BRL 5,102,787
35,810,518
Colombia 4.6%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 32,209,000,000 COP 8,480,012
B, 7.5%, 8/26/26 ............... 131,221,000,000 COP 32,033,395
B, 7%, 6/30/32 ................. 11,774,000,000 COP 2,641,828
43,155,235
Ecuador 4.6%
e
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 41,176,000 27,227,630
Senior Note, 144A, 5%, 7/31/30 .... 19,217,000 15,974,131
43,201,761

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ghana 7.0%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 46,810,000 GHS $ 7,660,919
18.25%, 7/25/22 ................ 25,100,000 GHS 4,120,015
17.6%, 11/28/22 ................ 1,250,000 GHS 202,186
20.75%, 1/16/23 ................ 3,200,000 GHS 529,811
16.5%, 2/06/23 ................ 5,210,000 GHS 828,620
19%, 4/17/23 .................. 29,000,000 GHS 4,711,377
18.85%, 9/28/23 ................ 8,700,000 GHS 1,401,412
19.25%, 12/18/23 ............... 2,890,000 GHS 466,889
19.75%, 3/25/24 ................ 36,690,000 GHS 5,953,876
19%, 11/02/26 ................. 134,400,000 GHS 20,688,721
19.75%, 3/15/32 ................ 117,734,000 GHS 18,124,085
Senior Note, 17.6%, 2/20/23 ...... 480,000 GHS 77,073
Senior Note, 18.3%, 3/02/26 ...... 990,000 GHS 151,597
Senior Note, 18.5%, 1/02/23 ...... 1,920,000 GHS 311,807
Senior Note, 17.25%, 7/31/23 ...... 7,010,000 GHS 1,109,332
66,337,720
India 5.8%
India Government Bond ,
7.59%, 1/11/26 ................. 1,166,100,000 INR 16,661,926
7.27%, 4/08/26 ................ 2,423,700,000 INR 34,273,330
Senior Note, 5.22%, 6/15/25 ...... 285,000,000 INR 3,786,047
54,721,303
Indonesia 12.7%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 20,613,000,000 IDR 1,627,572
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,264,527
FR46, 9.5%, 7/15/23 ............ 651,100,000,000 IDR 49,586,844
FR59, 7%, 5/15/27 .............. 150,718,000,000 IDR 11,357,022
FR70, 8.375%, 3/15/24 .......... 418,021,000,000 IDR 31,945,266
FR81, 6.5%, 6/15/25 ............ 14,790,000,000 IDR 1,093,749
FR86, 5.5%, 4/15/26 ............ 315,285,000,000 IDR 22,477,538
119,352,518
Mexico 4.9%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Bond, 8%, 12/07/23 ..... 864,345,000 MXN 42,706,936
M, Senior Note, 6.75%, 3/09/23 .... 63,470,000 MXN 3,098,073
45,805,009
Norway 6.7%
e
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 315,611,000 NOK 36,246,648
144A, Reg S, 3%, 3/14/24 ........ 224,500,000 NOK 26,360,242
62,606,890
South Korea 4.3%
Korea Treasury Bond ,
1.375%, 9/10/24 ................ 26,551,900,000 KRW 22,083,811
3%, 9/10/24 ................... 20,810,000,000 KRW 18,049,531
40,133,342

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Sri Lanka 0.5%
e
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 $ 1,092,378
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 2,718,158
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 234,352
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 336,841
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 112,904
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 327,583
4,822,216
Turkey 1.9%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 124,600,000 TRY 8,836,147
12.2%, 1/18/23 ................ 8,390,000 TRY 579,503
7.1%, 3/08/23 ................. 35,770,000 TRY 2,302,267
16.2%, 6/14/23 ................ 44,310,000 TRY 3,088,949
8.8%, 9/27/23 ................. 23,020,000 TRY 1,416,615
10.4%, 3/20/24 ................ 1,950,000 TRY 117,797
12.6%, 10/01/25 ................ 21,490,000 TRY 1,184,874
17,526,152
Total Foreign Government and Agency Securities (Cost $794,502,897) ............
573,813,920
U.S. Government and Agency Securities 9.1%
United States 9.1%
U.S. Treasury Notes ,
1.75%, 12/31/24 ................ 5,789,400 5,922,375
2.125%, 5/15/25 ................ 4,060,000 4,203,210
2.875%, 5/31/25 ................ 32,610,000 34,580,612
2.625%, 12/31/25 ............... 16,863,000 17,832,623
1.625%, 2/15/26 ................ 9,110,000 9,268,002
2.125%, 5/31/26 ................ 4,164,000 4,325,680
1.625%, 10/31/26 ............... 9,120,000 9,277,106
85,409,608
Total U.S. Government and Agency Securities (Cost $85,305,595) .................
85,409,608
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $928,394,387) ...............................
659,223,528
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 21.03 MXN, Expires 3/04/22 .. 1 7,928,000 106,112

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Calls - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 28,172,000 $ 109,669
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 8,516,000 147,117
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 10,215,000 252,676
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.34 MXN, Expires 5/31/22 ....... 1 26,955,000 351,940
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 23.44 MXN, Expires 12/22/22 . 1 33,221,000 870,137
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 2,898,000 82,590
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 1,547,000 44,088
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 7,827,000 223,061
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 12,817,000 392,897
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 12,818,000 348,971
2,929,258
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 4,506,000 4,979
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 4,506,000 8,810
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 5,107,000 3,428
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 5,983,000 27,798
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 1,449,000 14,433
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 773,000 7,700

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 3,914,000 $ 38,987
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.64 MXN, Expires 2/08/22 .. 1 8,187,000 118,760
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.27 MXN, Expires 2/28/22 .. 1 4,492,000 162,396
387,291
Total Options Purchased (Cost $6,795,466) .....................................
3,316,549
Short Term Investments 27.1%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 24.8%
Brazil 7.4%
g
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 74,600,000 BRL 10,859,959
7/01/24 ...................... 116,410,000 BRL 16,171,931
1/01/25 ...................... 320,650,000 BRL 42,523,113
69,555,003
Egypt 3.6%
g
Egypt Treasury Bills ,
1/04/22 ...................... 20,400,000 EGP 1,299,478
1/11/22 ...................... 99,700,000 EGP 6,342,060
2/15/22 ...................... 40,900,000 EGP 2,574,070
2/22/22 ...................... 6,300,000 EGP 395,854
3/01/22 ...................... 18,900,000 EGP 1,185,103
3/22/22 ...................... 42,800,000 EGP 2,665,236
4/26/22 ...................... 72,700,000 EGP 4,474,839
6/14/22 ...................... 65,325,000 EGP 3,960,824
h
9/20/22 ...................... 112,700,000 EGP 6,593,656
h
11/01/22 ..................... 12,900,000 EGP 743,839
h
11/08/22 ..................... 25,800,000 EGP 1,484,111
h
11/15/22 ..................... 19,300,000 EGP 1,107,546
h
11/22/22 ..................... 12,700,000 EGP 727,051
33,553,667
Japan 4.8%
g
Japan Treasury Bills ,
2/07/22 ...................... 2,529,500,000 JPY 21,978,813
2/10/22 ...................... 1,160,500,000 JPY 10,083,675
3/28/22 ...................... 1,536,600,000 JPY 13,353,645
45,416,133
Singapore 5.0%
g
Singapore Treasury Bills ,
1/14/22 ...................... 2,950,000 SGD 2,186,962

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Singapore (continued)
g
Singapore Treasury Bills, (continued)
2/11/22 ...................... 4,560,000 SGD $ 3,379,130
10/18/22 ..................... 55,300,000 SGD 40,836,218
46,402,310
Thailand 4.0%
g
Thailand Treasury Bills ,
3/24/22 ...................... 733,440,000 THB 22,062,182
5/11/22 ...................... 21,350,000 THB 641,810
6/22/22 ...................... 504,860,000 THB 15,168,070
37,872,062
Total Foreign Government and Agency Securities (Cost $240,522,248) ............
232,799,175
Industry Shares
Money Market Funds 2.3%
United States 2.3%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 21,628,901 21,628,901
Total Money Market Funds (Cost $21,628,901) ..................................
21,628,901
a a a a a
Total Short Term Investments (Cost $262,151,149 ) ...............................
254,428,076
a a a
Total Investments (Cost $1,197,341,002) 97.7% ..................................
$916,968,153
Options Written (0.3)% .......................................................
(2,310,193)
Other Assets, less Liabilities 2.6% .............................................
25,054,637
Net Assets 100.0% ...........................................................
$939,712,597
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
k
Options Written (0.3)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 20.56 MXN, Expires 3/04/22 .. 1 2,973,000 (67,328)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.64 MXN, Expires 2/08/22 .. 1 8,187,000 (117,279)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 9,391,000 (87,575)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 5,874,000 (30,274)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 5,983,000 (154,059)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 22.55 MXN, Expires 3/04/22 .. 1 2,973,000 (7,954)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 18,782,000 $ (11,743)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 8,969,000 (307,515)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 997,000 (34,184)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.79 MXN, Expires 2/28/22 .. 1 8,985,000 (6,481)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
23.80 MXN, Expires 5/31/22 ....... 1 13,477,000 (73,900)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 24.95 MXN, Expires 12/22/22 . 1 9,967,000 (152,483)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 6,008,000 (16,150)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 533,000 (3,224)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 2,640,000 (15,968)
(1,086,117)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 8,516,000 (57,840)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 8,969,000 (91,759)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 997,000 (10,200)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 5,983,000 (98,882)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.72 MXN, Expires 2/28/22 .. 1 4,492,000 (81,478)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 10,215,000 (357,125)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 1,547,000 (66,407)

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
k
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 7,827,000 $ (335,984)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 2,898,000 (124,40 1 )
(1,224,07 6 )
Total Options Written (Premiums received $4,018,463) ...........................
$ (2,310,193)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 10 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $110,630,867, representing 11.8% of net assets.
f
Redemption price at maturity is adjusted for inflation. See Note 1(h).
g
The security was issued on a discount basis with no stated coupon rate.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
See Note 1(d) regarding written options.

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 4,526,506,447 5,531,530 1/07/22 $ — $ (220,969)
Chilean Peso ...... GSCO Buy 3,189,646,324 3,885,974 1/10/22 — (145,415)
Chinese Yuan ...... CITI Buy 169,481,510 25,819,852 1/12/22 787,395 —
Chilean Peso ...... JPHQ Buy 7,468,900,000 9,406,675 1/13/22 — (651,459)
Mexican Peso ...... MSCO Buy 140,870,000 6,720,737 1/13/22 133,018 —
Mexican Peso ...... MSCO Sell 407,335,000 19,359,522 1/13/22 — (458,568)
Chilean Peso ...... GSCO Buy 2,210,334,820 2,735,563 1/14/22 — (144,922)
Chinese Yuan ...... HSBK Buy 23,508,820 3,611,996 1/18/22 77,245 —
Euro ............. DBAB Sell 14,196,079 144,392,577 SEK 1/18/22 — (189,401)
Mexican Peso ...... CITI Buy 9,622,070 447,187 1/18/22 20,549 —
Mexican Peso ...... CITI Sell 16,827,714 812,423 1/18/22 — (5,584)
South Korean Won .. JPHQ Buy 22,871,500,000 19,912,502 1/19/22 — (684,684)
South Korean Won .. JPHQ Sell 7,800,000,000 6,567,315 1/19/22 9,941 —
Chilean Peso ...... JPHQ Buy 4,426,090,000 5,424,130 1/21/22 — (241,608)
South Korean Won .. CITI Buy 22,686,600,000 19,753,243 1/21/22 — (682,252)
South Korean Won .. CITI Sell 22,686,600,000 19,383,629 1/21/22 312,638 —
Singapore Dollar .... MSCO Buy 3,270,000 2,407,102 1/24/22 17,131 —
South Korean Won .. JPHQ Buy 22,407,000,000 19,460,657 1/24/22 — (626,766)
Singapore Dollar .... CITI Buy 3,280,000 2,433,361 1/26/22 — (1,746)
Indian Rupee ...... JPHQ Buy 850,416,900 11,017,190 1/27/22 370,783 —
Canadian Dollar .... HSBK Sell 20,000,000 13,981,642 EUR 2/03/22 99,213 —
Euro ............. HSBK Sell 27,490,246 40,751,815 CAD 2/03/22 934,574 —
South Korean Won .. BNDP Buy 26,013,700,000 22,582,317 2/03/22 — (724,820)
South Korean Won .. CITI Buy 13,227,400,000 11,438,430 2/03/22 — (324,368)
Chilean Peso ...... JPHQ Buy 4,526,493,553 5,515,003 2/07/22 — (228,117)
Chilean Peso ...... GSCO Buy 2,530,950,000 3,116,281 2/10/22 — (161,627)
Euro ............. HSBK Buy 17,840,000 20,156,317 2/10/22 153,660 —
Euro ............. HSBK Sell 23,270,000 26,962,600 2/10/22 470,831 —
Indian Rupee ...... CITI Buy 619,835,000 8,190,209 2/10/22 97,612 —
Chilean Peso ...... GSCO Buy 4,748,107,280 6,013,307 2/11/22 — (471,240)
Chinese Yuan ...... JPHQ Buy 145,169,010 22,791,487 2/14/22 — (48,509)
Australian Dollar .... MSCO Sell 27,013,000 19,834,889 2/17/22 203,553 —
Chinese Yuan ...... JPHQ Buy 69,110,470 10,743,284 2/22/22 78,950 —
Russian Ruble ..... JPHQ Buy 455,017,800 6,056,104 3/03/22 — (64,090)
South Korean Won .. CITI Buy 48,080,000,000 41,201,423 3/03/22 — (828,454)
South Korean Won .. CITI Buy 18,190,000,000 15,689,150 3/07/22 — (416,098)
Chinese Yuan ...... BOFA Buy 88,647,670 13,554,275 3/09/22 314,852 —
Chilean Peso ...... GSCO Buy 5,165,890,000 6,088,045 3/10/22 — (84,971)
Russian Ruble ..... DBAB Buy 791,496,100 10,519,702 3/11/22 — (118,050)
Chinese Yuan ...... HSBK Buy 184,710,190 28,848,797 3/15/22 37,984 —
Chilean Peso ...... GSCO Buy 17,483,970,258 20,848,148 3/16/22 — (550,028)
Euro ............. DBAB Sell 20,550,371 209,727,413 SEK 3/16/22 — (210,582)
Indian Rupee ...... HSBK Buy 257,214,374 3,369,216 3/16/22 54,969 —
South Korean Won .. DBAB Buy 73,000,000,000 62,112,858 3/16/22 — (827,606)
Australian Dollar .... CITI Sell 9,570,100 6,845,397 3/21/22 — (110,081)
New Zealand Dollar . CITI Buy 8,370,000 5,651,005 3/21/22 68,678 —
New Zealand Dollar . JPHQ Buy 31,800,000 21,434,045 3/21/22 296,654 —
Indian Rupee ...... SCNY Buy 556,800,000 7,262,293 3/22/22 141,977 —
Euro ............. JPHQ Sell 2,371,499 24,300,000 SEK 3/31/22 — (14,015)
Euro ............. JPHQ Sell 44,601,685 456,136,972 NOK 4/01/22 842,393 —
Indian Rupee ...... CITI Buy 828,586,800 10,938,440 4/08/22 48,268 —
Indian Rupee ...... CITI Buy 270,784,000 3,551,731 4/12/22 36,979 —

Templeton Income Trust
Statement of Investments
Templeton Global Total Return Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... HSBK Buy 999,725,100 13,090,547 4/12/22 $ 158,847 $ —
Euro ............. DBAB Sell 2,627,113 26,627,663 SEK 4/14/22 — (48,413)
Indian Rupee ...... HSBK Buy 993,891,817 12,899,812 4/18/22 262,530 —
Euro ............. DBAB Sell 3,024,670 30,350,750 SEK 4/19/22 — (89,928)
Euro ............. HSBK Sell 28,476,693 3,782,544,856 JPY 4/25/22 425,502 —
Euro ............. HSBK Sell 27,435,143 40,752,161 CAD 5/03/22 917,933 —
Chilean Peso ...... GSCO Buy 4,545,115,082 5,730,244 5/11/22 — (503,694)
Euro ............. DBAB Sell 37,328,237 382,130,248 SEK 5/18/22 — (292,252)
Russian Ruble ..... MSCO Buy 1,977,888,300 25,333,183 5/23/22 193,443 —
Australian Dollar .... CITI Sell 29,836,000 22,300,897 6/07/22 609,788 —
Japanese Yen ...... CITI Buy 2,517,664,000 22,301,046 6/07/22 — (385,840)
Japanese Yen ...... CITI Sell 2,517,664,000 22,085,741 6/07/22 170,535 —
Chinese Yuan ...... BOFA Buy 134,698,690 20,852,740 6/08/22 96,413 —
Chinese Yuan ...... JPHQ Buy 66,647,640 10,322,531 6/10/22 41,568 —
Russian Ruble ..... DBAB Buy 576,087,600 7,339,116 6/10/22 64,011 —
Euro ............. DBAB Sell 6,440,736 65,125,500 SEK 6/15/22 — (143,220)
Indian Rupee ...... CITI Buy 821,108,979 10,634,749 6/15/22 161,569 —
New Zealand Dollar . BOFA Buy 7,120,000 4,773,248 6/17/22 80,769 —
Euro ............. CITI Sell 22,221,186 228,796,000 NOK 6/21/22 497,537 —
Euro ............. DBAB Sell 3,019,074 30,350,750 SEK 7/19/22 — (88,556)
Japanese Yen ...... CITI Buy 4,406,667,000 38,926,006 7/20/22 — (535,449)
Japanese Yen ...... CITI Sell 4,406,667,000 38,830,538 7/20/22 439,982 —
Euro ............. CITI Sell 5,620,000 6,583,673 7/21/22 158,069 —
Euro ............. CITI Sell 14,070,000 16,479,347 7/26/22 389,789 —
Euro ............. HSBK Sell 63,827,138 92,232,767 CAD 8/03/22 — (158,729)
Russian Ruble ..... JPHQ Buy 409,323,200 5,123,247 8/24/22 47,038 —
Russian Ruble ..... DBAB Buy 1,193,258,200 14,858,152 9/15/22 139,164 —
Total Forward Exchange Contracts ................................................... $10,464,334 $(11,482,111)
Net unrealized appreciation (depreciation) ............................................ $(1,017,777)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note 11 regarding other derivative information.
See Abbreviations on page 45.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Templeton
Global Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $1,175,712,101
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 21,628,901
Value - Unaffiliated issuers .................................................................. $895,339,252
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 21,628,901
Restricted cash for OTC derivative contracts (Note 1 e ) ............................................... 2,270,000
Restricted currency, at value (cost $3,236) (Note 1f) ................................................. 3,206
Foreign currency, at value (cost $10,550,877) ...................................................... 10,584,457
Receivables:
Investment securities sold ................................................................... 16,492,253
Capital shares sold ........................................................................ 2,107,246
Dividends and interest ..................................................................... 13,785,156
Deposits with brokers for:
OTC derivative contracts .................................................................. 4,395,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 10,464,334
Total assets .......................................................................... 977,069,805
Liabilities:
Payables:
Investment securities purchased .............................................................. 9,851,971
Capital shares redeemed ................................................................... 8,776,388
Management fees ......................................................................... 557,133
Distribution fees .......................................................................... 92,442
Transfer agent fees ........................................................................ 597,471
Deposits from brokers for:
OTC derivative contracts .................................................................. 2,270,000
Options written, at value (premiums received $4,018,463) ............................................ 2,310,193
Unrealized depreciation on OTC forward exchange contracts .......................................... 11,482,111
Deferred tax ............................................................................... 531,463
Accrued expenses and other liabilities ........................................................... 888,036
Total liabilities ......................................................................... 37,357,208
Net assets, at value ................................................................. $939,712,597
Net assets consist of:
Paid-in capital ............................................................................. $1,785,429,748
Total distributable earnings (losses) ............................................................. (845,717,151)
Net assets, at value ................................................................. $939,712,597

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Templeton
Global Total
Return Fund
Class A:
Net assets, at value ....................................................................... $299,056,163
Shares outstanding ........................................................................ 34,083,796
Net asset value per share
a
.................................................................. $8.77
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.11
Class C:
Net assets, at value ....................................................................... $40,591,256
Shares outstanding ........................................................................ 4,632,168
Net asset value and maximum offering price per share
a
............................................. $8.76
Class R:
Net assets, at value ....................................................................... $4,822,724
Shares outstanding ........................................................................ 549,305
Net asset value and maximum offering price per share ............................................. $8.78
Class R6:
Net assets, at value ....................................................................... $170,829,714
Shares outstanding ........................................................................ 19,460,578
Net asset value and maximum offering price per share ............................................. $8.78
Advisor Class:
Net assets, at value ....................................................................... $424,412,740
Shares outstanding ........................................................................ 48,277,067
Net asset value and maximum offering price per share ............................................. $8.79
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
29
Templeton
Global Total
Return Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $13,431
Interest: (net of foreign taxes of $2,476,164)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 32,007,053
Paid in cash
a
........................................................................... 81,633,387
Total investment income ................................................................... 113,653,871
Expenses:
Management fees (Note 3 a ) ................................................................... 9,499,828
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,038,828
    Class C ................................................................................ 494,716
    Class R ................................................................................ 34,330
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 707,048
    Class C ................................................................................ 129,226
    Class R ................................................................................ 11,675
    Class R6 ............................................................................... 101,211
    Advisor Class ............................................................................ 1,248,253
Custodian fees (Note 4 ) ...................................................................... 728,494
Reports to shareholders fees .................................................................. 169,483
Registration and filing fees .................................................................... 141,216
Professional fees ........................................................................... 161,360
Trustees' fees and expenses .................................................................. 126,995
Other .................................................................................... 99,052
Total expenses ......................................................................... 14,691,715
Expense reductions (Note 4 ) ............................................................... (15,002)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (132,575)
Net expenses ......................................................................... 14,544,138
Net investment income ................................................................ 99,109,733
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $277,636)
Unaffiliated issuers ...................................................................... (238,411,456)
Written options ........................................................................... 3,565,344
Foreign currency transactions ................................................................ (2,856,913)
Forward exchange contracts ................................................................. (54,516,768)
Net realized gain (loss) .................................................................. (292,219,793)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 64,262,417
Translation of other assets and liabilities denominated in foreign currencies .............................. (897,259)
Written options ........................................................................... 4,421,734
Forward exchange contracts ................................................................. 48,126,771
Change in deferred taxes on unrealized appreciation ............................................... 1,122,097
Net change in unrealized appreciation (depreciation) ............................................ 117,035,760
Net realized and unrealized gain (loss) ............................................................ (175,184,033)
Net increase (decrease) in net assets resulting from operations .......................................... $(76,074,300)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
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30
Templeton Global Total Return Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $99,109,733 $133,933,600
Net realized gain (loss) ................................................. (292,219,793) (521,409,279)
Net change in unrealized appreciation (depreciation) ........................... 117,035,760 170,125,768
Net increase (decrease) in net assets resulting from operations ................ (76,074,300) (217,349,911)
Distributions to shareholders:
Class A ............................................................. — (992,841)
Class C ............................................................. — (241,971)
Class R ............................................................. — (11,071)
Class R6 ............................................................ — (953,591)
Advisor Class ........................................................ — (2,811,103)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (30,448,824) (27,465,171)
Class C ............................................................. (5,080,573) (6,693,699)
Class R ............................................................. (484,917) (306,249)
Class R6 ............................................................ (17,832,933) (26,379,395)
Advisor Class ........................................................ (54,993,271) (77,764,112)
Total distributions to shareholders .......................................... (108,840,518) (143,619,203)
Capital share transactions: (Note 2 )
Class A ............................................................. (131,576,618) (217,260,963)
Class C ............................................................. (63,666,922) (104,199,862)
Class R ............................................................. (2,105,564) 1,086,048
Class R6 ............................................................ (94,091,202) (510,743,871)
Advisor Class ........................................................ (586,959,303) (1,379,205,858)
Total capital share transactions ............................................ (878,399,609) (2,210,324,506)
Net increase (decrease) in net assets ................................... (1,063,314,427) (2,571,293,620)
Net assets:
Beginning of year ....................................................... 2,003,027,024 4,574,320,644
End of year ........................................................... $939,712,597 $2,003,027,024

Templeton Income Trust
31
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Notes to Financial Statements
Templeton Global Total Return Fund
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Total Return Fund (Fund) is included in this report.
The Fund offers five classes of shares: Class A, Class C,
Class R, Class R6 and Advisor Class. Effective August
2, 2021, Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for 8
years. Prior to August 2, 2021, Class C shares converted to
Class A shares after a 10-year holding period. Each class
of shares may differ by its initial sales load, contingent
deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the

Templeton Income Trust
Notes to Financial Statements
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(continued)
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements
33
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Templeton Global Total Return Fund
(continued)
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 11 regarding other derivative information.
e. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and is reflected in the Statement of Assets and Liabilities.
f. Restricted Currency
At December 31, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements
34
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g. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Templeton Income Trust
Notes to Financial Statements
35
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(continued)
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 10,894,207 $102,795,619 18,417,702 $189,471,069
Shares issued in reinvestment of distributions .......... 2,590,205 24,336,012 2,048,612 21,146,454
Shares redeemed ............................... (27,770,053) (258,708,249) (41,849,275) (427,878,486)
Net increase (decrease) .......................... (14,285,641) $(131,576,618) (21,382,961) $(217,260,963)
Class C Shares:
Shares sold ................................... 526,361 $4,902,146 1,324,479 $13,677,606
Shares issued in reinvestment of distributions .......... 518,088 4,903,645 600,638 6,200,018
Shares redeemed
a
.............................. (7,799,867) (73,472,713) (12,084,491) (124,077,486)
Net increase (decrease) .......................... (6,755,418) $(63,666,922) (10,159,374) $(104,199,862)
Class R Shares:
Shares sold ................................... 181,030 $1,731,229 693,427 $7,104,295
Shares issued in reinvestment of distributions .......... 50,428 475,946 30,150 309,106
Shares redeemed ............................... (457,595) (4,312,739) (616,867) (6,327,353)
Net increase (decrease) .......................... (226,137) $(2,105,564) 106,710 $1,086,048
Class R6 Shares:
Shares sold ................................... 4,889,790 $45,765,527 10,273,374 $109,626,734
Shares issued in reinvestment of distributions .......... 1,088,543 10,318,585 2,177,213 22,631,186
Shares redeemed ............................... (16,020,781) (150,175,314) (62,403,556) (643,001,791)
Net increase (decrease) .......................... (10,042,448) $(94,091,202) (49,952,969) $(510,743,871)
Advisor Class Shares:
Shares sold ................................... 30,970,594 $291,205,951 56,929,039 $591,194,306
Shares issued in reinvestment of distributions .......... 5,072,593 48,042,025 6,796,675 70,563,584
Shares redeemed ............................... (98,294,651) (926,207,279) (196,224,056) (2,040,963,748)
Net increase (decrease) .......................... (62,251,464) $(586,959,303) (132,498,342) $(1,379,205,858)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Income Trust
Notes to Financial Statements
36
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(continued)
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.651% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% Over $1.3 billion, up to and including $2.5 billion
0.585% Over $2.5 billion, up to and including $5 billion
0.575% Over $5 billion, up to and including $10 billion
0.565% In excess of $10 billion
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,775
CDSC retained .............................................................................. $61,109
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
37
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(continued)
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $2,197,413, of which $773,542 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 189,612,936 $ 1,061,242,662 $ (1,229,226,697) $ — $ — $ 21,628,901 21,628,901 $ 13,431
Total Affiliated Securities ... $189,612,936 $1,061,242,662 $(1,229,226,697) $— $— $21,628,901 $13,431
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
38
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(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $22,520,057.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2021, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$259,668,432 and $1,001,328,544, respectively.
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $519,629,681
2021 2020
Distributions paid from:
Ordinary income .......................................................... $— $5,010,577
Return of capital ........................................................... 108,840,518 138,608,626
$108,840,518 $143,619,203
Cost of investments .......................................................................... $1,216,440,496
Unrealized appreciation ........................................................................ $45,129,287
Unrealized depreciation ........................................................................ (347,929,600)
Net unrealized appreciation (depreciation) .......................................................... $(302,800,313)
Paid-in Capital ..............................................................................
Total distributable earnings (loss) ................................................................
$(221,156,363)
$221,156,363

Templeton Income Trust
Notes to Financial Statements
39
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Templeton Global Total Return Fund
(continued)
7. Credit Risk
At December 31, 2021, the Fund had 33.9% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2021, the Fund had 4.4% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 – 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of December 31, 2021.

Templeton Income Trust
Notes to Financial Statements
40
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Annual Report
Templeton Global Total Return Fund
(continued)
11. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of options represented $1,598,885,159. The average month end contract value of forward exchange contracts was $2,170,302,300.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Total Return Fund
Foreign exchange contracts ..
Investments in securities, at value $ 3,316,549
a
Options written, at value $ 2,310,19 3
Unrealized appreciation on OTC
forward exchange contracts
10,464,334 Unrealized depreciation on OTC
forward exchange contracts
11,482,111
Total .................... $13,780,883 $13,792,304
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(37,972,676)
a
Investments $18,291,849
a
Written options 3,565,344 Written options 4,421,734
Forward exchange contracts (54,516,768) Forward exchange contracts 48,126,771
Total ....................... $(88,924,100) $70,840,354
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Templeton Income Trust
Notes to Financial Statements
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Templeton Global Total Return Fund
(continued)
At December 31, 2021, OTC derivative assets and liabilities are as follows:
At December 31, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Total Return Fund
Derivatives
Forward exchange contracts ............................. $ 10,464,334 $ 11,482,111
Options purchased ..................................... 3,316,549 —
Options written ........................................ — 2,310,193
Total ............................................. $13,780,883 $13,792,304
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 492,034 — — (400,000) 92,034
CITI ..................... 4,953,012 (4,214,312) — (738,700) —
DBAB ................... 203,175 (203,175) — — —
GSCO ................... — — — — —
HSBK ................... 3,593,288 (158,729) (2,247,372) — 1,187,187
JPHQ ................... 1,687,327 (1,687,327) — — —
MSCO ................... 2,710,070 (1,844,321) — (865,749) —
SCNY ................... 141,977 — — — 141,977
Total ................... $13,780,883 $(8,107,864) $ (2,247,372) $(2,004,449) $1,421,198
$ 1
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
42
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Templeton Global Total Return Fund
(continued)
At December 31, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 45 .
12. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton Global Total Return Fund
Counterparty
BNDP ................... $724,820 $— $— $(630,000) $94,820
BOFA .................... — — — — —
CITI ..................... 4,214,312 (4,214,312) — — —
DBAB ................... 2,008,008 (203,175) — (1,050,000) 754,833
GSCO ................... 2,061,897 — — (2,010,000) 51,897
HSBK ................... 158,729 (158,729) — — —
JPHQ ................... 2,780,217 (1,687,327) — (705,000) 387,890
MSCO ................... 1,844,321 (1,844,321) — — —
SCNY ................... — — — — —
Total ................... $13,792,304 $(8,107,864) $— $(4,395,000) $1,289,440
a
At December 31, 2021, the Fund received U.K Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
11. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
43
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Annual Report
Templeton Global Total Return Fund
(continued)
13. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 573,813,920 — 573,813,920
U.S. Government and Agency Securities ....... — 85,409,608 — 85,409,608
Escrows and Litigation Trusts ............... — — —
a
—
Options purchased ....................... — 3,316,549 — 3,316,549
Short Term Investments ................... 21,628,901 232,799,175 — 254,428,076
Total Investments in Securities ........... $21,628,901 $895,339,252 $— $916,968,153
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 10,464,334 $ — $ 10,464,334
Restricted Currency (ARS) ................. — 3,206 — 3,206
Total Other Financial Instruments ......... $— $10,467,540 $— $10,467,540
Receivables:
Interest (ARS) ........................... $— $607,318 $— $607,318
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 2,310,19 3 $ — $ 2,310,193
Forward exchange contracts ................ — 11,482,111 — 11,482,111
Total Other Financial Instruments ......... $— $13,792,304 $— $13,792,304
Payables:
Deferred Tax (ARS) ....................... $— $2,958 $— $2,958
a
Includes securities determined to have no value at December 31, 2021.

Templeton Income Trust
Notes to Financial Statements
44
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Annual Report
Templeton Global Total Return Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2021, the reconciliation is as follows:
14. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Corporate Bonds :
South Africa .. 74,652
d
8,245 — — — 1,359,053 — (1,441,950) —
d
(1,441,950)
Foreign
Government
and Agency
Securities :
Argentina .... 88,185,397 — — — (88,185,397) — — — — —
Escrows and
Litigation Trusts — —
d
(46,977) — — — 46,977 — —
d
—
Short Term
Investments .. 4,977,605 — — — (4,977,605) — — — — —
Total Investments in
Securities ....... $93,237,654 $8,245 $(46,977) $— $(93,163,002) $1,359,053 $46,977 $(1,441,950) $— $(1,441,950)
Other Financial Instruments:
Restricted Currency
(ARS) ......
$5,195 $— $— $— $(5,195) $— $— $— $— $—
Receivables:
Interest (ARS) .
$1,629,514 $— $— $— $(1,629,514) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$763,524 $— $— $— $(763,524) $— $— $— $— $—
Deferred Tax (ARS)
$4,195 $— $— $— $(4,195) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
13. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
45
franklintempleton.com
Annual Report
Templeton Global Total Return Fund
(continued)
15. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
PIK Payment-In-Kind
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar

Templeton Income Trust
Report of Independent Registered Public Accounting Firm
46
franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Total Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Global Total Return Fund (one of the funds constituting Templeton Income Trust, referred to hereafter as the "Fund") as of
December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)
47
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Annual Report
Templeton Global Total Return Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2021
:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $2,827,068
Amount Reported
Foreign Taxes Paid $3,792,084
Foreign Source Income Earned $114,523,469

Templeton Income Trust
Board Members and Officers
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 120 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust
49
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Michael Hasenstab, Ph.D.
(1973)
President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information
53
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

407 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Total Return Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
Sustainable
Emerging Markets
Bond Fund
Formerly, Templeton Emerging Markets Bond Fund
A Series of Templeton Income Trust
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The 12 months ended December 31, 2021, saw
extraordinary conditions across global financial markets
as the world attempted to emerge from the COVID-19
pandemic. During 2021, global fixed income markets
endured multiple cycles of sharply rising and falling yields, broad U.S. dollar strengthening and reversals, idiosyncratic drivers in individual local-currency markets, massive
economic recoveries and setbacks, global supply chain
disruptions, rising inflationary pressures in the Americas
and Europe, and a major pivot toward global monetary
tightening in 2021’s second half after extraordinary, highly correlated global easing in 2020 and early 2021. Overall,
sovereign bond yields rose in most countries while the U.S.
dollar strengthened, although with intermittently declining
yields in various countries and shifting cycles of currency
appreciation/depreciation in individual currency pairings.
Through these varying conditions, we remained committed
to pursuing our investment objectives. In this environment,
global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -6.97% and
-2.57% in U.S. dollar and local currency terms, respectively.
1
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Sustainable Emerging Markets Bond Fund’s
annual report includes more detail about prevailing
conditions and a discussion about investment decisions
during the period. Please remember all securities markets
fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report
2
Contents
Annual Report
Templeton Sustainable Emerging Markets Bond Fund 3
Performance Summary 7
Your Fund’s Expenses 10
Financial Highlights and Statement of Investments 11
Financial Statements 22
Notes to Financial Statements 26
Report of Independent Registered
Public Accounting Firm 42
Tax Information 43
Board Members and Officers 44
Shareholder Information 49
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton Sustainable Emerging Markets Bond Fund
Formerly, Templeton Emerging Markets Bond Fund
This annual report for Templeton Sustainable Emerging
Markets Bond Fund covers the fiscal year ended December
31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation as
a secondary goal. Under normal market conditions, the Fund
invests at least 80% of its net assets in a non-diversified
portfolio of bonds issued by governments or government-
related entities that are located in emerging market countries that the investment manager believes exhibit a higher
level of, or are progressing toward greater sustainability
practices at the time of purchase. For purposes of the Fund’s
80% policy, bonds issued by entities located in emerging
markets countries include derivative instruments and other
investments that have economic characteristics similar to
such securities.
*Includes foreign government and agency securities, money market funds and other net assets (including derivatives).
**Includes securities determined to have no value at 12/31/21.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -5.54% cumulative total return. In comparison, U.S.
dollar-denominated emerging market bonds, as measured
by the Fund’s benchmark, the J.P. Morgan (JPM) Emerging
Markets Bond Index (EMBI) Global Index, posted a -1.51%
cumulative total return in U.S. dollar terms for the same
period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12-month period ended December 31, 2021, was a tale
of two halves. The first half was characterized by exuberant optimism for an end to the COVID-19 pandemic, punctuated
by a surge in economic activity in the spring as lockdowns
were eased and economies reopened. The second half
was characterized by rising inflation and incremental shifts towards monetary tightening, with several emerging markets
entering rate hiking cycles ahead of the major developed
markets. On the whole, sovereign bond yields rose in most
countries during the period while the U.S. dollar (USD)
broadly strengthened, albeit with intermittent episodes of
declining yields in various countries and shifting cycles of currency appreciation/depreciation in individual currency
pairings.
The period began with sovereign bond yields rising sharply
across much of the world over the first three months. The
yield on the 10-year U.S. Treasury (UST) note would reach
its high mark for the entire period on March 31 at 1.74%,
82 basis points (bps) higher than where it finished 2020.
Vaccine distributions, ongoing stimulus measures and
optimism for improving economic conditions appeared to fuel
reflation expectations across global financial markets.
However, the harsh realities of the worldwide health
crisis and economic hardship continued to have profound
consequences for lives and livelihoods around the world
in the winter and early spring months of 2021. Vaccine
distributions progressively accelerated in many countries
during the first half of 2021, though supply setbacks notably affected areas of Europe in March and April. Governments
continued to struggle with balancing the needs of their
economies with the health of their citizens during much of
Portfolio Composition
12/31/21
% of Total Net
Assets
Foreign Government and Agency Securities 80.4%
Corporate Bonds 2.7%
Other 0.0% **
Short-Term Investments & Other Net Assets* 16.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page

.

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Annual Report
the first quarter of 2021 before higher vaccination rates and lower case levels enabled many regions to progressively
reopen their economies in the spring.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first three months.
USD-denominated sovereign credit sectors broadly saw
negative returns in January, February and March before
sharply reversing to generate offsetting positive returns in
April, May and June as UST yields pulled back from their
late-March peaks. Sovereign bond yields generally resumed
their rising trends in May and June amid rising inflation
in many areas of Europe and the Americas. In currency
markets, the USD broadly strengthened against a number
of developed market and emerging market currencies in the
first quarter of 2021, reversing the broad-based weakening
trend from the second half of 2020. Broad USD weakness
returned in April and May before the strengthening pattern
returned in June.
Business and consumer confidence surveys notably
strengthened in multiple regions during the second quarter of
2021, despite some growing concerns over the proliferation
of the Delta variant of COVID-19 in several parts of the
world in June. Economic activity continued to broadly
expand in many countries in the second quarter, largely
driven by strength in goods sectors and manufacturing, as
well as historically high savings rates in many countries
that helped fuel demand. On the whole, the second quarter
would represent the largest quarterly surge in GDP for most
countries in 2021.
In the second half of 2021, sovereign bond yields would
largely continue to rise across much of the world as central banks continued to wade deeper into monetary tightening
cycles. Developed market sovereign bond yields initially
declined in July and early August as the Delta variant
proliferated across multiple regions. The 10-year UST
note’s yield dropped to 1.17% on August 3 as risk aversion
resurfaced, its lowest level since mid-February. However,
sovereign bond yields largely trended higher from that point through the end of the year as investor sentiments appeared
to refortify.
In September, the U.S. Federal Reserve (Fed) announced
it would begin tapering its asset purchases in the fourth
quarter of 2021. The hawkish shift added further upward
pressure on UST yields and drove broad strengthening of
the USD. Sovereign bond yields continued to trend higher
in many regions over the following month, with the 10-
year UST note reaching 1.70% on October 21, its highest
yield since early April. Sovereign bond yields largely
maintained their levels over subsequent weeks until the
Omicron variant of COVID-19 emerged in the final days
of November, triggering broad-based risk aversion across
global financial markets and perceived safe-haven rallies in several developed market assets. Crude oil prices dropped
around 20% in November on global growth concerns, with
the bulk of the price adjustments occurring in the wake of the
Omicron news.
Sovereign bond yields declined in several perceived safe-
haven markets in late November and early December on
the heightened risk aversion before global growth concerns
eventually dissipated in the second half of the month,
even as COVID-19 cases surged to record levels. Disease
severity from Omicron appeared milder than previous
variants, leading to a significant decoupling of the trend
lines for case numbers (rising sharply) and mortality rates
(moderating). We expected COVID-19 variants to not derail
global growth momentum, though the risks continued to
bear monitoring. Commodity and energy prices ultimately
rebounded in December, recovering much of the price
corrections from the prior month as reflation sentiments
returned to global financial markets.
Manufacturing and business surveys largely continued to
remain at expansionary levels across much of the world
during the second half of 2021 but moderated from their
mid-year peaks. Consumer confidence surveys showed
similar trends. Labor market conditions generally continued
to improve in many countries, though labor shortages and
unemployment remained above prepandemic levels in
several regions. Overall, global growth showed signs of
moderating from the historically strong rebound in the first half of 2021 but remained largely resilient, in our view.
Inflation figures remained historically high across many parts of the world during the second half of the period, driven by a combination of factors that included resurgent economic
activity, supply disruptions in certain sectors, and the effects of massive fiscal and monetary stimulus measures. Headline
inflation (Consumer Price Index) in the U.S. remained at or
above 5.0% year-over-year from May through the end of
2021, coming in at 6.8% in November, its highest level since
1982.
A growing number of central banks pursued monetary
tightening measures in the second half of the year, with
persistent inflationary pressures in several emerging
markets motivating aggressive tightening responses. In
Latin America, Brazil’s central bank hiked its policy rate
by 725 bps in 2021, Chile by 350 bps, Peru by 225 bps,
Mexico by 150 bps and Colombia by 125 bps. In eastern
Europe, Russia hiked its policy rate by 425 bps, the Czech
Republic by 300 bps, Hungary by 180 bps and Poland by

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Annual Report
165 bps. Most countries in Asia kept policy rates unchanged
as inflation generally remained more contained and within
central bank targets.
The Fed kept the federal funds target rate unchanged
(0.00% to 0.25%) at each of its policy meetings during
the period but it began tapering its asset purchases in
November. However, the Fed quickly shifted in a hawkish
direction at its December meeting, doubling the pace of its
asset purchase tapering for January. The accelerated pace
put the asset purchase program on schedule to conclude by
March 2022, enabling a rate hiking cycle to start in March
or May, earlier than previously indicated at the November
meeting. Additionally, the Fed’s dot plot survey in December showed that 12 of 18 officials expect at least three rate hikes in 2022, a substantial change from the September survey
that saw nine of 18 officials project no hikes until 2023. We expected UST term premiums to ratchet higher in upcoming
quarters, with a bear-flattening effect driven by rising yields in the short- to intermediate-term range of the yield curve.
The yield on the 10-year UST note finished the year at
1.51%, 59 bps higher than where it ended 2020. In emerging
markets, 10-year sovereign bond yields rose sharply across
much of Latin America, including Brazil, Mexico, Colombia,
Chile and Peru. In eastern Europe, 10-year yields trended
higher in Poland, Hungary, Russia and the Czech Republic
on elevated inflation and ongoing monetary tightening.
Yields also rose in much of Asia, including India, Indonesia and Thailand, but declined in China. USD-denominated
sovereign credit sectors broadly saw moderately negative
returns for the period (with some exceptions in individual
countries), as the investment-grade credit tiers came under
pressure from the rising yield environment while high-yield
credit tiers largely endured additional spread widening.
In currency markets, the USD broadly strengthened against
most developed market and emerging market currencies in
2021. In emerging markets, the USD depreciated against the
Chinese yuan, but appreciated against most currencies in
Latin America and Asia, including the Brazilian real, Mexican peso, Colombian peso, Chilean peso, Peruvian sol, Indian
rupee, Indonesian rupiah and Thai baht.
Investment Strategy
We invest selectively in bonds from emerging markets
around the world to seek to generate income for the Fund,
pursuing opportunities while monitoring changes in interest
rates, currency exchange rates and credit risks. We manage
the Fund’s exposure to derivative instruments and regularly
use currency and contracts and may also use currency and
currency index futures contracts and currency options. We
may also use other derivative instruments, such as interest
rate/bond futures contracts and swap agreements. We use
a proprietary rating methodology to assess each country
that issues sovereign bonds that are existing or potential
investments for the Fund. Each country in which the Fund
can invest will be scored across various environmental,
social, and governance subcategories that we have
determined to have a significant impact on macroeconomic
conditions. We then use internal proprietary research as a
forward-looking overlay on those baseline current scores,
to assess whether we expect countries to improve or
deteriorate in each of the subcategories.
Manager’s Discussion
The successful development of vaccines against COVID-19
in the final months of 2020 substantially changed our outlook and positioning for 2021. In the weeks before the 12-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation to risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world. We were actively
constructive in a number of regions throughout the 12-month
period, particularly in areas of Asia that appeared to be at the forefront of the global economic recovery.
Overall, the Fund was focused on two core investment
themes during the period: (1) value in select currencies
against the USD, specifically in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in
Asia; and (2) attractive risk-adjusted yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies against the USD. We held
notable exposures to the Chinese yuan, the South Korean
won, the Indian rupee, the Indonesian rupiah and the
Japanese yen against the USD. In March, we closed our
exposure to the Japanese yen. We increased our currency
Geographic Composition
12/31/21
% of Total
Net Assets
Asia Pacific 39.3%
Americas 34.0%
Middle East & Africa 8.5%
Other Europe 1.3%
Short-Term Investments & Other Net Assets 16.9%

Templeton Sustainable Emerging Markets Bond Fund
6
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Annual Report
exposure to the Indian rupee in April. In the Europe, Middle
East and Africa region, we held exposures to the Russian
ruble and the Egyptian pound. We added a new position in
the Turkish lira through local-currency bonds in March, and
a new position in the Uzbek som in July. In the Americas,
we held exposures to the Colombian peso, Chilean peso
and Brazilian real. In February, we added a new exposure to
the Peruvian sol through local-currency bonds. In May, we
added to our existing exposure in the Chilean peso. During
the period, we used currency forwards and currency options
to actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
After exiting our local-currency position in Brazil in the first quarter of 2021 due to acute political and economic risks,
we reestablished the position in the second quarter as
political compromises in the spring and better-than expected economic figures supported an improved outlook. We also
held various USD-denominated sovereign credit exposures
in Asia, Africa and Latin America during the period. In April, we added to our existing USD-denominated position in
Ecuador.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies and overall credit exposures contributed to
absolute results. Among currencies, positions in the Chilean peso, Argentine peso, Colombian peso and Turkish lira
detracted from absolute performance, as did the Fund’s
position in the Japanese yen during the beginning of the
period. However, its position in the Chinese yuan contributed to absolute performance. The Fund maintained low overall
portfolio duration while holding duration exposures in
select emerging markets. Duration exposures in Argentina,
Indonesia and Ghana contributed to absolute results, while
duration exposures in Chile and Colombia detracted. Among
credit exposures, positions in Latin America contributed to
absolute return.
Thank you for your participation in Templeton Sustainable
Emerging Markets Bond Fund. We look forward to serving
your future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
Templeton Sustainable Emerging Markets Bond Fund
7
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class : no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -5.54% -9.06%
5-Year -4.93% -1.75%
Since Inception (4/1/13) -1.43% -0.60%
Advisor
1-Year -5.28% -5.28%
5-Year -3.65% -0.74%
Since Inception (4/1/13) +0.65% +0.07%
See page 9 for Performance Summary footnotes.

Templeton Sustainable Emerging Markets Bond Fund
Performance Summary
8
franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/1/13–12/31/21)
Advisor Class
(4/1/13–12/31/21)

Templeton Sustainable Emerging Markets Bond Fund
Performance Summary
9
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign securities involve special risks, including currency rate fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. Sovereign debt securities are subject to various risks in addition to those re-
lating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the
Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. Bonds are subject to liquidity risk, which may have an adverse impact on the security’s value or a fund’s ability to sell such securities. Changes in interest rates will affect the value of the Fund’s portfolio, share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Investments in lower rated securities include higher risks of default and loss of principal. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: Morningstar. The JPM EMBI Global Index tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sov-
ereign entities: Brady bonds, loans and Eurobonds.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Consolidated Financial Highlights
sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Tax Return
of Capital
A $0.5286
C $0.5014
R $0.5267
R6 $0.5511
Advisor $0.5437
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.19% 2.09%
Advisor 0.94% 1.84%

Your Fund’s Expenses
Templeton Sustainable Emerging Markets Bond Fund
10
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and e xpense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $950.90 $5.61 $1,019.46 $5.80 1.14%
C $1,000 $948.80 $7.56 $1,017.44 $7.83 1.54%
R $1,000 $950.90 $5.71 $1,019.35 $5.91 1.16%
R6 $1,000 $952.80 $3.81 $1,021.30 $3.94 0.77%
Advisor $1,000 $952.40 $4.38 $1,020.72 $4.53 0.89%

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
11
al
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.70 $7.73 $8.13 $9.16 $8.84
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.48 0.62 0.68 0.70
Net realized and unrealized gains (losses) ........... (0.83) (1.00) (0.51) (0.99) 0.20
Total from investment operations .................... (0.35) (0.52) 0.11 (0.31) 0.90
Less distributions from:
Net investment income .......................... — (0.01) (0.51) (0.52) (0.57)
Net realized gains ............................. — — — (0.01) (0.01)
Tax return of capital ............................ (0.53) (0.50) — (0.19) —
Total distributions ............................... (0.53) (0.51) (0.51) (0.72) (0.58)
Net asset value, end of year ....................... $5.82 $6.70 $7.73 $8.13 $9.16
Total return
c
................................... (5.54)% (6.80)% 1.33% (3.30)% 10.21%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.77% 2.10% 2.16% 2.15% 2.46%
Expenses net of waiver and payments by affiliates ....... 1.13% 1.07% 1.13% 1.14% 1.22%
Net investment income ........................... 7.58% 6.84% 7.75% 8.03% 7.51%
Supplemental data
Net assets, end of year (000’s) ..................... $14,821 $16,004 $21,984 $20,728 $19,042
Portfolio turnover rate ............................ 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.69 $7.72 $8.12 $9.15 $8.84
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.44 0.59 0.65 0.67
Net realized and unrealized gains (losses) ........... (0.83) (0.99) (0.52) (1.00) 0.19
Total from investment operations .................... (0.38) (0.55) 0.07 (0.35) 0.86
Less distributions from:
Net investment income .......................... — (0.01) (0.47) (0.49) (0.54)
Net realized gains ............................. — — — (0.01) (0.01)
Tax return of capital ............................ (0.50) (0.47) — (0.18) —
Total distributions ............................... (0.50) (0.48) (0.47) (0.68) (0.55)
Net asset value, end of year ....................... $5.81 $6.69 $7.72 $8.12 $9.15
Total return
c
................................... (5.96)% (7.22)% 0.89% (3.69)% 9.75%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 3.13% 2.54% 2.56% 2.54% 2.89%
Expenses net of waiver and payments by affiliates ....... 1.54% 1.51% 1.53% 1.53% 1.65%
Net investment income ........................... 7.18% 6.33% 7.35% 7.64% 7.08%
Supplemental data
Net assets, end of year (000’s) ..................... $1,310 $1,821 $2,276 $2,799 $2,553
Portfolio turnover rate ............................ 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.71 $7.73 $8.14 $9.17 $8.85
Income from investment operations
a
:
Net investment income
b
......................... 0.48 0.47 0.62 0.68 0.70
Net realized and unrealized gains (losses) ........... (0.83) (0.98) (0.52) (1.00) 0.20
Total from investment operations .................... (0.35) (0.51) 0.10 (0.32) 0.90
Less distributions from:
Net investment income .......................... — (0.01) (0.51) (0.51) (0.57)
Net realized gains ............................. — — — (0.01) (0.01)
Tax return of capital ............................ (0.53) (0.50) — (0.19) —
Total distributions ............................... (0.53) (0.51) (0.51) (0.71) (0.58)
Net asset value, end of year ....................... $5.83 $6.71 $7.73 $8.14 $9.17
Total return .................................... (5.56)% (6.81)% 1.32% (3.40)% 10.13%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.81% 2.13% 2.18% 2.18% 2.50%
Expenses net of waiver and payments by affiliates ....... 1.16% 1.10% 1.15% 1.22% 1.26%
Net investment income ........................... 7.55% 6.67% 7.73% 7.95% 7.47%
Supplemental data
Net assets, end of year (000’s) ..................... $12 $12 $13 $12 $14
Portfolio turnover rate ............................ 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.71 $7.74 $8.14 $9.17 $8.85
Income from investment operations
a
:
Net investment income
b
......................... 0.51 0.52 0.66 0.74 0.74
Net realized and unrealized gains (losses) ........... (0.84) (1.02) (0.52) (1.02) 0.19
Total from investment operations .................... (0.33) (0.50) 0.14 (0.28) 0.93
Less distributions from:
Net investment income .......................... — (0.01) (0.54) (0.54) (0.60)
Net realized gains ............................. — — — (0.01) (0.01)
Tax return of capital ............................ (0.55) (0.52) — (0.20) —
Total distributions ............................... (0.55) (0.53) (0.54) (0.75) (0.61)
Net asset value, end of year ....................... $5.83 $6.71 $7.74 $8.14 $9.17
Total return .................................... (5.19)% (6.47)% 1.69% (2.95)% 10.50%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.56% 2.04% 1.94% 1.91% 2.87%
Expenses net of waiver and payments by affiliates ....... 0.77% 0.75% 0.75% 0.78% 0.92%
Net investment income ........................... 8.00% 7.37% 8.13% 8.39% 7.81%
Supplemental data
Net assets, end of year (000’s) ..................... $663 $598 $1,057 $831 $281
Portfolio turnover rate ............................ 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Financial Highlights
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $6.73 $7.75 $8.16 $9.19 $8.86
Income from investment operations
a
:
Net investment income
b
......................... 0.50 0.51 0.63 0.76 0.74
Net realized and unrealized gains (losses) ........... (0.84) (1.01) (0.51) (1.05) 0.19
Total from investment operations .................... (0.34) (0.50) 0.12 (0.29) 0.93
Less distributions from:
Net investment income .......................... — (0.01) (0.53) (0.53) (0.59)
Net realized gains ............................. — — — (0.01) (0.01)
Tax return of capital ............................ (0.54) (0.51) — (0.20) —
Total distributions ............................... (0.54) (0.52) (0.53) (0.74) (0.60)
Net asset value, end of year ....................... $5.85 $6.73 $7.75 $8.16 $9.19
Total return .................................... (5.28)% (6.46)% 1.45% (3.01)% 10.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.51% 1.91% 1.91% 1.89% 2.24%
Expenses net of waiver and payments by affiliates ....... 0.89% 0.86% 0.88% 0.88% 1.00%
Net investment income ........................... 7.83% 7.20% 8.00% 8.29% 7.73%
Supplemental data
Net assets, end of year (000’s) ..................... $3,063 $3,950 $14,504 $10,797 $1,585
Portfolio turnover rate ............................ 40.55% 56.59% 23.82% 18.82% 77.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.

Templeton Income Trust
Statement of Investments, December 31, 2021
Templeton Sustainable Emerging Markets Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 2.7%
Costa Rica 2.7%
a,c
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 . Diversified Financial Services 502,920 539,971
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 182,668 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 51,234 EUR —
a,d,e
K2016470260 South Africa Ltd., Senior
Secured Note, 144A, PIK, 25%,
12/31/22 ..................... Multiline Retail 187,894 —
—
Total Corporate Bonds (Cost $803,955) ........................................
539,971
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 80.4%
Argentina 4.7%
f
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 88,081,360 ARS 431,156
Index Linked, 1.3%, 9/20/22 ....... 1,116,002 ARS 5,490
Index Linked, 1.4%, 3/25/23 ....... 51,194,013 ARS 249,669
Index Linked, 1.5%, 3/25/24 ....... 45,867,163 ARS 219,532
Argentina Government Bond, 16%,
10/17/23 ..................... 11,171,500 ARS 34,212
940,059
Brazil 1.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 590,000 BRL 104,402
10%, 1/01/27 .................. 270,000 BRL 47,400
10%, 1/01/29 .................. 280,000 BRL 48,694
10%, 1/01/31 .................. 430,000 BRL 74,078
274,574
Chile 8.2%
Chile Bonos Tesoreria Pesos ,
2.5%, 3/01/25 ................. 335,000,000 CLP 359,260
e
144A, Reg S, 4%, 3/01/23 ........ 1,090,000,000 CLP 1,263,275
1,622,535
China 4.5%
China Government Bond, 2.64%,
8/13/22 ...................... 5,670,000 CNY 894,074

Templeton Income Trust
Statement of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia 8.5%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP $ 3,642
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 178,900,000 COP 44,436
B, 10%, 7/24/24 ................ 3,202,000,000 COP 843,025
B, 7.5%, 8/26/26 ............... 1,563,300,000 COP 381,630
B, 6%, 4/28/28 ................. 428,400,000 COP 95,213
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 304,123
B, 7%, 6/30/32 ................. 107,000,000 COP 24,009
1,696,078
Ecuador 6.2%
e
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 1,199,500 793,169
Senior Bond, 144A, 0.5%, 7/31/40 .. 534,000 314,059
Senior Note, 144A, 5%, 7/31/30 .... 146,000 121,363
1,228,591
Egypt 2.1%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 420,000 424,670
Ethiopia 0.7%
e
Ethiopia Government Bond, Senior
Note, 144A, 6.625%, 12/11/24 ..... 200,000 136,410
Ghana 4.6%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 297,000 GHS 48,751
17.6%, 11/28/22 ................ 150,000 GHS 24,262
20.75%, 1/16/23 ................ 50,000 GHS 8,278
16.5%, 2/06/23 ................ 1,060,000 GHS 168,587
18.85%, 9/28/23 ................ 1,363,000 GHS 219,555
19.25%, 11/27/23 ............... 260,000 GHS 42,028
19.25%, 12/18/23 ............... 243,000 GHS 39,258
19.75%, 3/25/24 ................ 270,000 GHS 43,814
Senior Note, 17.6%, 2/20/23 ...... 1,560,000 GHS 250,485
Senior Note, 17.7%, 3/18/24 ...... 170,000 GHS 26,624
Senior Note, 18.3%, 3/02/26 ...... 100,000 GHS 15,313
Senior Note, 18.5%, 1/02/23 ...... 50,000 GHS 8,120
Senior Note, 17.25%, 7/31/23 ...... 70,000 GHS 11,078
906,153
India 4.4%
India Government Bond ,
7.26%, 1/14/29 ................ 27,400,000 INR 385,217
Senior Note, 5.77%, 8/03/30 ...... 37,000,000 INR 477,613
862,830
Indonesia 15.8%
Indonesia Government Bond ,
FR61, 7%, 5/15/22 .............. 16,436,000,000 IDR 1,169,980
FR63, 5.625%, 5/15/23 .......... 308,000,000 IDR 22,182
FR70, 8.375%, 3/15/24 .......... 174,000,000 IDR 13,297
FR81, 6.5%, 6/15/25 ............ 13,129,000,000 IDR 970,915

Templeton Income Trust
Statement of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia (continued)
Indonesia Government Bond,
(continued)
FR86, 5.5%, 4/15/26 ............ 13,560,000,000 IDR $ 966,730
3,143,104
Peru 2.3%
Peru Bonos de la Tesoreria , 5.2%,
9/12/23 ...................... 1,800,000 PEN 461,702
Senegal 1.1%
e
Senegal Government Bond, Senior
Note, 144A, 6.25%, 7/30/24 ....... 200,000 214,531
South Korea 4.6%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 560,000,000 KRW 467,531
Korea Treasury Bond ,
0.875%, 12/10/23 ............... 446,000,000 KRW 369,635
1.875%, 6/10/26 ................ 96,500,000 KRW 80,683
917,849
Sri Lanka 3.6%
e
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 200,000 104,036
Senior Bond, 144A, 6.2%, 5/11/27 .. 800,000 410,288
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 101,892
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 102,228
718,444
Thailand 4.5%
Bank of Thailand ,
0.9%, 2/24/22 ................. 25,878,000 THB 779,672
0.56%, 11/23/22 ................ 1,560,000 THB 47,005
Senior Note, 0.66%, 11/22/23 ...... 850,000 THB 25,615
Thailand Government Bond ,
2%, 12/17/22 .................. 1,080,000 THB 32,993
0.92%, 3/23/23 ................ 60,000 THB 1,815
0.51%, 5/24/23 ................ 100,000 THB 3,010
890,110
Turkey 1.3%
Turkey Government Bond ,
13.9%, 11/09/22 ................ 1,770,000 TRY 125,522
12.2%, 1/18/23 ................ 120,000 TRY 8,288
7.1%, 3/08/23 ................. 510,000 TRY 32,825
16.2%, 6/14/23 ................ 630,000 TRY 43,919
8.8%, 9/27/23 ................. 330,000 TRY 20,308
10.4%, 3/20/24 ................ 30,000 TRY 1,812
12.6%, 10/01/25 ................ 300,000 TRY 16,541
249,215
Uzbekistan 1.9%
e
Uzbekistan Government Bond, Senior
Note, 144A, 14%, 7/19/24 ........ 4,100,000,000 UZS 385,605
Total Foreign Government and Agency Securities (Cost $17,866,310) ..............
15,966,534

Templeton Income Trust
Statement of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $18,685,263) ................................
16,506,505
Short Term Investments 14.7%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 7.9%
Argentina 0.0%
†
f,g
Letras de la Nacion Argentina con Ajuste
por CER ,
Index Linked, 2/28/22 ............ 123,358 ARS 600
Index Linked, 5/23/22 ............ 498,976 ARS 2,431
Index Linked, 6/30/22 ............ 117,135 ARS 571
3,602
Brazil 3.3%
g
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 150,000 BRL 21,836
7/01/24 ...................... 3,690,000 BRL 512,623
1/01/25 ...................... 960,000 BRL 127,311
661,770
Egypt 4.5%
g
Egypt Treasury Bills ,
1/04/22 ...................... 250,000 EGP 15,925
1/11/22 ...................... 1,700,000 EGP 108,139
2/15/22 ...................... 800,000 EGP 50,348
3/01/22 ...................... 400,000 EGP 25,081
3/22/22 ...................... 500,000 EGP 31,136
4/26/22 ...................... 1,000,000 EGP 61,552
5/10/22 ...................... 5,025,000 EGP 308,236
6/14/22 ...................... 1,350,000 EGP 81,854
h
9/20/22 ...................... 2,200,000 EGP 128,714
h
11/01/22 ..................... 300,000 EGP 17,299
h
11/08/22 ..................... 500,000 EGP 28,762
h
11/15/22 ..................... 400,000 EGP 22,954
h
11/22/22 ..................... 200,000 EGP 11,450
891,450
Thailand 0.1%
g
Thailand Treasury Bills ,
8/04/22 ...................... 250,000 THB 7,507
9/01/22 ...................... 250,000 THB 7,504
12/08/22 ..................... 250,000 THB 7,493
22,504
Total Foreign Government and Agency Securities (Cost $1,645,237) ...............
1,579,326

Templeton Income Trust
Statement of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 6.8%
United States 6.8%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 1,351,150 $ 1,351,150
Total Money Market Funds (Cost $1,351,150) ...................................
1,351,150
a a a a a
Total Short Term Investments (Cost $2,996,387 ) .................................
2,930,476
a a a
Total Investments (Cost $21,681,650) 97.8% ....................................
$19,436,981
Other Assets, less Liabilities 2.2% .............................................
432,671
Net Assets 100.0% ...........................................................
$19,869,652
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
b
Non-income producing.
c
See Note 9 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $4,371,526, representing 22.0% of net assets.
f
Redemption price at maturity is adjusted for inflation. See Note 1(g).
g
The security was issued on a discount basis with no stated coupon rate.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Statement of Investments
Templeton Sustainable Emerging Markets Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... MSCO Buy 3,700,000 647,555 1/04/22 $ 16,557 $ —
Brazilian Real ...... MSCO Sell 3,700,000 642,027 1/04/22 — (22,085)
Chilean Peso ...... GSCO Buy 49,096,735 59,815 1/10/22 — (2,238)
Chinese Yuan ...... CITI Buy 1,612,760 245,698 1/12/22 7,493 —
Chilean Peso ...... GSCO Buy 34,022,651 42,107 1/14/22 — (2,231)
Chinese Yuan ...... HSBK Buy 4,746,240 729,233 1/18/22 15,595 —
Chilean Peso ...... JPHQ Buy 19,130,000 23,444 1/21/22 — (1,044)
Indian Rupee ...... JPHQ Buy 10,911,100 141,354 1/27/22 4,757 —
Columbian Peso .... MSCO Buy 4,126,000,000 1,042,933 2/09/22 — (33,598)
Chilean Peso ...... GSCO Buy 158,650,000 195,341 2/10/22 — (10,131)
Indian Rupee ...... CITI Buy 7,952,700 105,083 2/10/22 1,252 —
Chilean Peso ...... GSCO Buy 137,072,267 173,597 2/11/22 — (13,604)
Chinese Yuan ...... JPHQ Buy 2,430,050 381,517 2/14/22 — (812)
Australian Dollar .... MSCO Sell 322,000 236,436 2/17/22 2,426 —
Chinese Yuan ...... JPHQ Buy 1,213,270 188,604 2/22/22 1,386 —
Brazilian Real ...... MSCO Buy 3,700,000 633,247 3/03/22 20,829 —
Russian Ruble ..... JPHQ Buy 9,592,800 127,676 3/03/22 — (1,351)
Russian Ruble ..... MSCO Buy 25,819,800 343,623 3/03/22 — (3,608)
Chinese Yuan ...... BOFA Buy 1,637,910 250,437 3/09/22 5,817 —
Chilean Peso ...... GSCO Buy 13,320,000 15,698 3/10/22 — (219)
Russian Ruble ..... DBAB Buy 38,000,300 506,651 3/11/22 — (7,260)
Chinese Yuan ...... HSBK Buy 1,757,680 274,522 3/15/22 361 —
Chilean Peso ...... GSCO Buy 474,152,849 563,622 3/16/22 — (13,151)
Indian Rupee ...... HSBK Buy 19,900,274 260,671 3/16/22 4,253 —
Indian Rupee ...... SCNY Buy 39,600,000 516,499 3/22/22 10,097 —
Australian Dollar .... CITI Sell 741,205 536,299 3/28/22 — (2,417)
Indian Rupee ...... JPHQ Buy 10,942,000 144,125 4/07/22 979 —
Indian Rupee ...... CITI Buy 10,631,000 140,343 4/08/22 619 —
Indian Rupee ...... JPHQ Buy 14,153,500 186,549 4/08/22 1,120 —
Indian Rupee ...... CITI Buy 12,814,700 168,084 4/12/22 1,750 —
Indian Rupee ...... HSBK Buy 12,826,900 167,957 4/12/22 2,038 —
Indian Rupee ...... HSBK Buy 19,972,664 259,227 4/18/22 5,276 —
Chilean Peso ...... GSCO Buy 131,212,121 165,425 5/11/22 — (14,541)
Russian Ruble ..... MSCO Buy 41,698,100 534,077 5/23/22 4,078 —
Chinese Yuan ...... BOFA Buy 1,963,760 304,010 6/08/22 1,406 —
Chinese Yuan ...... CITI Buy 2,531,870 391,973 6/09/22 1,773 —
Chinese Yuan ...... JPHQ Buy 971,650 150,491 6/10/22 606 —
Russian Ruble ..... DBAB Buy 20,680,800 263,477 6/10/22 2,285 —
Columbian Peso .... GSCO Buy 370,000,000 100,489 6/13/22 — (11,327)
Indian Rupee ...... CITI Buy 13,448,283 174,178 6/15/22 2,646 —
Egyptian Pound .... HSBK Buy 1,450,000 87,826 6/21/22 523 —
Indian Rupee ...... JPHQ Buy 56,300,000 724,158 6/21/22 15,549 —
Russian Ruble ..... JPHQ Buy 8,629,300 108,008 8/24/22 992 —
Russian Ruble ..... DBAB Buy 12,061,300 150,184 9/15/22 1,407 —
Total Forward Exchange Contracts ................................................... $133,870 $(139,617)
Net unrealized appreciation (depreciation) ............................................ $(5,747)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 41 .
See Note  10 regarding other derivative information.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton
Sustainable
Emerging
Markets Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $20,330,500
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 1,351,150
Value - Unaffiliated issuers .................................................................. $18,085,831
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 1,351,150
Restricted currency, at value (cost $18) (Note 1 e ) ................................................... 18
Foreign currency, at value (cost $294,533) ........................................................ 271,868
Receivables:
Investment securities sold ................................................................... 70,237
Capital shares sold ........................................................................ 681
Interest ................................................................................. 284,235
Affiliates ................................................................................ 73,896
Unrealized appreciation on OTC forward exchange contracts .......................................... 133,870
Total assets .......................................................................... 20,271,786
Liabilities:
Payables:
Investment securities purchased .............................................................. 196,985
Capital shares redeemed ................................................................... 353
Distribution fees .......................................................................... 4,005
Transfer agent fees ........................................................................ 1,567
Reports to shareholders fees ................................................................ 44,998
Trustees' fees and expenses ................................................................. 1,799
Unrealized depreciation on OTC forward exchange contracts .......................................... 139,617
Deferred tax ............................................................................... 6,031
Accrued expenses and other liabilities ........................................................... 6,779
Total liabilities ......................................................................... 402,134
Net assets, at value ................................................................. $19,869,652
Net assets consist of:
Paid-in capital ............................................................................. $24,901,665
Total distributable earnings (losses) ............................................................. (5,032,013)
Net assets, at value ................................................................. $19,869,652

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Templeton
Sustainable
Emerging
Markets Bond
Fund
Class A:
Net assets, at value ....................................................................... $14,821,470
Shares outstanding ........................................................................ 2,546,029
Net asset value per share
a
.................................................................. $5.82
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $6.05
Class C:
Net assets, at value ....................................................................... $1,309,792
Shares outstanding ........................................................................ 225,275
Net asset value and maximum offering price per share
a
............................................. $5.81
Class R:
Net assets, at value ....................................................................... $11,839
Shares outstanding ........................................................................ 2,031
Net asset value and maximum offering price per share ............................................. $5.83
Class R6:
Net assets, at value ....................................................................... $663,283
Shares outstanding ........................................................................ 113,760
Net asset value and maximum offering price per share ............................................. $5.83
Advisor Class:
Net assets, at value ....................................................................... $3,063,268
Shares outstanding ........................................................................ 523,681
Net asset value and maximum offering price per share ............................................. $5.85
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Templeton
Sustainable
Emerging
Markets Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $221
Interest: (net of foreign taxes of $28,520)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 603,594
Paid in cash
a
........................................................................... 1,345,596
Total investment income ................................................................... 1,949,411
Expenses:
Management fees (Note 3 a ) ................................................................... 190,095
Distribution fees: (Note 3c )
    Class A ................................................................................ 39,171
    Class C ................................................................................ 10,649
    Class R ................................................................................ 33
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 26,059
    Class C ................................................................................ 2,646
    Class R ................................................................................ 20
    Class R6 ............................................................................... 3,504
    Advisor Class ............................................................................ 5,593
Custodian fees ............................................................................. 7,821
Reports to shareholders fees .................................................................. 40,538
Registration and filing fees .................................................................... 80,100
Professional fees ........................................................................... 174,460
Trustees' fees and expenses .................................................................. 4,474
Other .................................................................................... 28,778
Total expenses ......................................................................... 613,941
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (366,348)
Net expenses ......................................................................... 247,593
Net investment income ................................................................ 1,701,818
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (1,002,168)
Written options ........................................................................... (101,303)
Foreign currency transactions ................................................................ (21,769)
Forward exchange contracts ................................................................. (640,165)
Swap contracts ........................................................................... (6)
Net realized gain (loss) .................................................................. (1,765,411)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,669,603)
Translation of other assets and liabilities denominated in foreign currencies .............................. (32,469)
Written options ........................................................................... 83,349
Forward exchange contracts ................................................................. 417,835
Change in deferred taxes on unrealized appreciation ............................................... 2,243
Net change in unrealized appreciation (depreciation) ............................................ (1,198,645)
Net realized and unrealized gain (loss) ............................................................ (2,964,056)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,262,238)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Templeton Sustainable Emerging Markets
Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $1,701,818 $1,909,367
Net realized gain (loss) ................................................. (1,765,411) (9,770,016)
Net change in unrealized appreciation (depreciation) ........................... (1,198,645) 5,628,744
Net increase (decrease) in net assets resulting from operations ................ (1,262,238) (2,231,905)
Distributions to shareholders:
Class A ............................................................. — (26,203)
Class C ............................................................. — (2,760)
Class R ............................................................. — (18)
Class R6 ............................................................ — (1,003)
Advisor Class ........................................................ — (10,061)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (1,357,541) (1,266,497)
Class C ............................................................. (127,173) (133,396)
Class R ............................................................. (1,022) (882)
Class R6 ............................................................ (102,534) (48,460)
Advisor Class ........................................................ (291,844) (486,289)
Total distributions to shareholders .......................................... (1,880,114) (1,975,569)
Capital share transactions: (Note 2 )
Class A ............................................................. 1,096,130 (3,251,397)
Class C ............................................................. (287,395) (154,051)
Class R ............................................................. 1,073 968
Class R6 ............................................................ 225,841 (349,326)
Advisor Class ........................................................ (408,822) (9,487,320)
Total capital share transactions ............................................ 626,827 (13,241,126)
Net increase (decrease) in net assets ................................... (2,515,525) (17,448,600)
Net assets:
Beginning of year ....................................................... 22,385,177 39,833,777
End of year ........................................................... $19,869,652 $22,385,177

Templeton Income Trust
Notes to Financial Statements
Templeton Sustainable Emerging Markets Bond Fund
26
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Sustainable Emerging Markets Bond Fund (Fund) is included
in this report. The Fund offers five classes of shares: Class
A, Class C, Class R, Class R6 and Advisor Class. Effective
August 2, 2021, Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Prior to August 2, 2021, Class C shares
converted to Class A shares after a 10-year holding period.
Each class of shares may differ by its initial sales load,
contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective December 15, 2021, Templeton Emerging Markets
Bond Fund was renamed Templeton Sustainable Emerging
Markets Bond Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Board, the Fund's
administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee
(VC). The Fund may utilize independent pricing services,
quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the

Templeton Income Trust
Notes to Financial Statements

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Templeton Sustainable Emerging Markets Bond Fund
(continued)
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securiti es on a delayed delivery basis,
with payment and delive ry scheduled for a future date.
These transactions are sub ject to market fluctuations and
are subject to the risk th at the value at delivery may be
more or less than the trad e date purchase price. Although
the Fund will generally purchase these securities with
the intention of holding th e securities, they may sell the
securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Financial Statements

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(continued)
an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized depreciation and
appreciation until the payments are made, at which time they are realized.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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(continued)
See Note 10 regarding other derivative information.
e. Restricted Currency
At December 31, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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(continued)
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 683,172 $4,403,469 498,364 $3,493,684
Shares issued in reinvestment of distributions .......... 146,438 913,031 120,598 838,933
Shares redeemed ............................... (671,241) (4,220,370) (1,077,053) (7,584,014)
Net increase (decrease) .......................... 158,369 $1,096,130 (458,091) $(3,251,397)
Class C Shares:
Shares sold ................................... 45,798 $288,307 59,073 $421,140
Shares issued in reinvestment of distributions .......... 19,642 122,692 19,355 134,492
Shares redeemed
a
.............................. (112,212) (698,394) (101,273) (709,683)
Net increase (decrease) .......................... (46,772) $(287,395) (22,845) $(154,051)
Class R Shares:
Shares sold ................................... 97 $612 88 $610
Shares issued in reinvestment of distributions .......... 79 496 57 393
Shares redeemed ............................... (6) (35) (5) (35)
Net increase (decrease) .......................... 170 $1,073 140 $968
Class R6 Shares:
Shares sold ................................... 240,016 $1,553,190 50,785 $349,186
Shares issued in reinvestment of distributions .......... 16,313 102,534 7,069 49,462
Shares redeemed ............................... (231,593) (1,429,883) (105,405) (747,974)
Net increase (decrease) .......................... 24,736 $225,841 (47,551) $(349,326)
Advisor Class Shares:
Shares sold ................................... 171,112 $1,101,536 335,564 $2,375,582
Shares issued in reinvestment of distributions .......... 45,445 284,873 64,721 453,263
Shares redeemed ............................... (279,547) (1,795,231) (1,684,325) (12,316,165)
Net increase (decrease) .......................... (62,990) $(408,822) (1,284,040) $(9,487,320)
1. Organization and Significant Accounting Policies
(continued)
h. Accounting Estimates
(continued)

Templeton Income Trust
Notes to Financial Statements
31
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3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective management fee rate was 0.850% of the Fund’s average daily net assets.
Effective December 15, 2021, under a subadvisory agreement, Asset Management, an affiliate of Advisers, provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers, based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.850% Up to and including $500 million
0.800% Over $500 million, up to and including $1 billion
0.750% Over $1 billion
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements
32
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(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $37,822, of which $22,996 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,527
CDSC retained .............................................................................. $1,149
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Sustainable  Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 5,134,983 $ 9,502,191 $ (13,286,024) $ — $ — $ 1,351,150 1,351,150 $ 221
Total Affiliated Securities ... $5,134,983 $9,502,191 $(13,286,024) $— $— $1,351,150 $221
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Income Trust
Notes to Financial Statements
33
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g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.89% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
h. Other Affiliated Transactions
At December 31, 2021, Advisers owned 23.1% of the Fund's outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $119,684.
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $719,562
Long term ................................................................................ 1,709,494
Total capital loss carryforwards ............................................................... $2,429,056
2021 2020
Distributions paid from:
Ordinary income .......................................................... $— $40,045
Return of capital ........................................................... 1,880,114 1,935,524
$1,880,114 $1,975,569
Cost of investments .......................................................................... $21,877,633
Unrealized appreciation ........................................................................ $712,968
Unrealized depreciation ........................................................................ (3,159,367)
Net unrealized appreciation (depreciation) .......................................................... $(2,446,399)
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
34
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(continued)
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, payments-in-kind, bond discounts and premiums, tax straddles, inflation related adjustments on foreign securities and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$9,845,114 and $7,418,018, respectively.
6. Credit Risk
At December 31, 2021, the Fund had 47.7% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
 At December 31, 2021, the Fund had 4.8% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At December 31, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
4. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements
35
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(continued)
10. Other Derivative Information
At December 3 1 2021 , investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of swap contracts and options represented
$170 and $4,650,729, respectively. The average month end contract value of forward exchange contracts was $18,029,661.
Principal
Amount /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable  Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
502,920
Reventazon Finance Trust, Senior
Secured Bond, 144A, 8%, 11/15/33 ............. 12/18/13 502,920 539,971
Total Restricted Securities (Value is 2.7% of Net Assets) .............. $517,918 $539,971
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of December 31, 2021 .
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Sustainable  Emerging Markets Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 133,870 Unrealized depreciation on OTC
forward exchange contracts
$ 139,617
Total .................... $133,870 $139,617
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Sustainable Emerging Markets Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $(6) Swap contracts $—
Foreign exchange contracts .....
Investments (179,406)
a
Investments 134,558
a
Written options (101,303) Written options 83,349
Forward exchange contracts (640,165) Forward exchange contracts 417,835
Total ....................... $(920,880) $635,742
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
9. Restricted Securities
(continued)

Templeton Income Trust
Notes to Financial Statements
36
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(continued)
At December 31, 2021, OTC derivative assets and liabilities are as follows:
At December 31, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Sustainable  Emerging Markets Bond Fund
Derivatives
Forward exchange contracts ............................. $ 133,870 $ 139,617
Total ............................................. $133,870 $139,617
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
BOFA .................... $7,223 $— $— $— $7,223
CITI ..................... 15,533 (2,417) — — 13,116
DBAB ................... 3,692 (3,692) — — —
GSCO ................... — — — — —
HSBK ................... 28,046 — — — 28,046
JPHQ ................... 25,389 (3,207) — — 22,182
MSCO ................... 43,890 (43,890) — — —
SCNY ................... 10,097 — — — 10,097
Total ................... $133,870 $(53,206) $ — $— $80,664
$ 1
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Sustainable Emerging Markets Bond Fund
(continued)
At December 31, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 41 .
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Templeton Sustainable Emerging Markets Bond Fund
Counterparty
BOFA .................... $— $— $— $— $—
CITI ..................... 2,417 (2,417) — — —
DBAB ................... 7,260 (3,692) — — 3,568
GSCO ................... 67,442 — — — 67,442
HSBK ................... — — — — —
JPHQ ................... 3,207 (3,207) — — —
MSCO ................... 59,291 (43,890) — — 15,401
SCNY ................... — — — — —
Total ................... $139,617 $(53,206) $— $— $86,411
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
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Templeton Sustainable Emerging Markets Bond Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 539,971
a
539,971
Foreign Government and Agency Securities .... — 15,966,534 — 15,966,534
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 1,351,150 1,579,326 — 2,930,476
Total Investments in Securities ........... $1,351,150 $17,545,860 $539,971 $19,436,981
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 133,870 $ — $ 133,870
Restricted Currency (ARS) ................. — 18 — 18
Total Other Financial Instruments ......... $— $133,888 $— $133,888
Receivables:
Interest (ARS) ........................... $— $6,340 $— $6,340
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 139,617 $ — $ 139,617
a
Includes securities determined to have no value at December 31, 2021.

Templeton Income Trust
Notes to Financial Statements
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Templeton Sustainable Emerging Markets Bond Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2021, the reconciliation is as follows:
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
c
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
d
$ — $ — $ — $ — $ — $ — $ — $ —
d
$ —
Corporate Bonds :
Costa Rica ... 507,166 — (22,920) — — — — 55,725 539,971 54,911
South Africa .. 791
d
93 — — — 606 — (1,490) —
d
(1,490)
Foreign
Government
and Agency
Securities :
Argentina .... 1,671,576 — — — (1,671,576) — — — — —
Escrows and
Litigation Trusts — —
d
(271) — — — 271 — —
d
—
Short Term
Investments .. 168,276 — — — (168,276) — — — — —
Total Investments in
Securities ....... $2,347,809 $93 $(23,191) $— $(1,839,852) $606 $271 $54,235 $539,971 $53,421
Other Financial Instruments:
Restricted Currency
(ARS) ......
$641 $— $— $— $(641) $— $— $— $— $—
Receivables:
Interest (ARS) .
$9,213 $— $— $— $(9,213) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$29,286 $— $— $— $(29,286) $— $— $— $— $—
Deferred Tax (ARS)
$86 $— $— $— $(86) $— $— $— $— $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
d
Includes securities determined to have no value.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
40
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Templeton Sustainable Emerging Markets Bond Fund
(continued)
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of December 31, 2021, are as follows:
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount/Range
(Weighted
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
..........
$539,971 Discounted cash flow Discount rate
(
b
)
6.6% Decrease
c
All Other
............
—
d
Total
...............
$539,971
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at December 31, 2021.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
41
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Templeton Sustainable Emerging Markets Bond Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
CER
Reference Stabilization Coefficient
PIK
Payment-In-Kind
Cu r rency
ARS
Argentine Peso
BRL
Brazilian Real
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
KRW
South Korean Won
PEN
Peruvian Nuevo Sol
THB
Thai Baht
TRY
Turkish Lira
USD
United States Dollar
UZS
Uzbekistani Som

Templeton Income Trust
Report of Independent Registered Public Accounting Firm
42
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Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Sustainable Emerging Markets Bond
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Sustainable Emerging Markets Bond Fund (one of the funds constituting Templeton Income Trust, referred to hereafter as the
"Fund") as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended
December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)
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Templeton Sustainable Emerging Markets Bond Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund intend s to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021 :
Amount Reported
Foreign Taxes Paid $40,429
Foreign Source Income Earned $1,962,825

Templeton Income Trust
Board Members and Officers
44
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The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 120 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Income Trust
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Income Trust
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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Michael Hasenstab, Ph.D.
(1973)
President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information
49
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Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

072 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Sustainable Emerging Markets Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton Global
Bond Fund
A Series of Templeton Income Trust
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The 12 months ended December 31, 2021, saw
extraordinary conditions across global financial markets
as the world attempted to emerge from the COVID-19
pandemic. During 2021, global fixed income markets
endured multiple cycles of sharply rising and falling yields, broad U.S. dollar strengthening and reversals, idiosyncratic drivers in individual local-currency markets, massive
economic recoveries and setbacks, global supply chain
disruptions, rising inflationary pressures in the Americas
and Europe, and a major pivot toward global monetary
tightening in 2021’s second half after extraordinary, highly correlated global easing in 2020 and early 2021. Overall,
sovereign bond yields rose in most countries while the U.S.
dollar strengthened, although with intermittently declining
yields in various countries and shifting cycles of currency
appreciation/depreciation in individual currency pairings.
Through these varying conditions, we remained committed
to pursuing our investment objectives. In this environment,
global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -6.97% and
-2.57% in U.S. dollar and local currency terms, respectively.
1
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton Global Bond Fund’s annual report includes more
detail about prevailing conditions and a discussion about
investment decisions during the period. Please remember all
securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
2
Contents
Annual Report
Templeton Global Bond Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 26
Notes to Financial Statements 30
Report of Independent Registered
Public Accounting Firm 44
Tax Information 45
Board Members and Officers 46
Shareholder Information 51
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
A NNUAL REPORT
Templeton Global Bond Fund
This annual report for Templeton Global Bond Fund covers
the fiscal year ended December 3 1 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation and
growth of income. Under normal market conditions, the Fund
invests at least 80% of its net assets in bonds, predominantly those issued by governments, government-related entities
and government agencies located around the world. Bonds
include debt obligations of any maturity, such as bonds,
notes, bills and debentures.
*Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -5.06% cumulative total return. In comparison,
global government bonds, as measured by the Fund’s
benchmark, the FTSE World Government Bond Index
(WGBI), had a cumulative total return of -6.97% in U.S.
dollar terms for the same period.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12-month period ended December 31, 2021, was a tale
of two halves. The first half was characterized by exuberant optimism for an end to the COVID-19 pandemic, punctuated
by a surge in economic activity in the spring as lockdowns
were eased and economies reopened. The second half
was characterized by rising inflation and incremental shifts towards monetary tightening, with several emerging markets
entering rate hiking cycles ahead of the major developed
markets. On the whole, sovereign bond yields rose in most
countries during the period while the U.S. dollar (USD)
broadly strengthened, albeit with intermittent episodes of
declining yields in various countries and shifting cycles of currency appreciation/depreciation in individual currency
pairings.
The period began with sovereign bond yields rising sharply
across much of the world over the first three months. The
yield on the 10-year U.S. Treasury (UST) note would reach
its high mark for the entire period on March 31 at 1.74%,
82 basis points (bps) higher than where it finished 2020.
Vaccine distributions, ongoing stimulus measures and
optimism for improving economic conditions appeared to fuel
reflation expectations across global financial markets.
However, the harsh realities of the worldwide health
crisis and economic hardship continued to have profound
consequences for lives and livelihoods around the world
in the winter and early spring months of 2021. Vaccine
distributions progressively accelerated in many countries
during the first half of 2021, though supply setbacks notably affected areas of Europe in March and April. Governments
continued to struggle with balancing the needs of their
economies with the health of their citizens during much of
the first quarter of 2021 before higher vaccination rates and lower case levels enabled many regions to progressively
reopen their economies in the spring.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first three months.
USD-denominated sovereign credit sectors broadly saw
negative returns in January, February and March before
sharply reversing to generate offsetting positive returns in
April, May and June as UST yields pulled back from their
late-March peaks. Sovereign bond yields generally resumed
Portfolio Composition
12/31/21
% of Total Net
Assets
Foreign Government and Agency Securities 63.5%
U.S. Government and Agency Securities 12.5%
Short-Term Investments & Other Net Assets* 24.0%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

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their rising trends in May and June amid rising inflation
in many areas of Europe and the Americas. In currency
markets, the USD broadly strengthened against a number
of developed market and emerging market currencies in the
first quarter of 2021, reversing the broad-based weakening
trend from the second half of 2020. Broad USD weakness
returned in April and May before the strengthening pattern
returned in June.
Business and consumer confidence surveys notably
strengthened in multiple regions during the second quarter of
2021, despite some growing concerns over the proliferation
of the Delta variant of COVID-19 in several parts of the
world in June. Economic activity continued to broadly
expand in many countries in the second quarter, largely
driven by strength in goods sectors and manufacturing, as
well as historically high savings rates in many countries
that helped fuel demand. On the whole, the second quarter
would represent the largest quarterly surge in GDP for most
countries in 2021.
In the second half of 2021, sovereign bond yields would
largely continue to rise across much of the world as central banks continued to wade deeper into monetary tightening
cycles. Developed market sovereign bond yields initially
declined in July and early August as the Delta variant
proliferated across multiple regions. The 10-year UST
note’s yield dropped to 1.17% on August 3 as risk aversion
resurfaced, its lowest level since mid-February. However,
sovereign bond yields largely trended higher from that point through the end of the year as investor sentiments appeared
to refortify.
In September, the U.S. Federal Reserve (Fed) announced
it would begin tapering its asset purchases in the fourth
quarter of 2021. The hawkish shift added further upward
pressure on UST yields and drove broad strengthening of
the USD. Sovereign bond yields continued to trend higher
in many regions over the following month, with the 10-
year UST note reaching 1.70% on October 21, its highest
yield since early April. Sovereign bond yields largely
maintained their levels over subsequent weeks until the
Omicron variant of COVID-19 emerged in the final days
of November, triggering broad-based risk aversion across
global financial markets and perceived safe-haven rallies in several developed market assets. Crude oil prices dropped
around 20% in November on global growth concerns, with
the bulk of the price adjustments occurring in the wake of the
Omicron news.
Sovereign bond yields declined in several developed
markets in late November and early December on the
heightened risk aversion before global growth concerns
eventually dissipated in the second half of the month,
even as COVID-19 cases surged to record levels. Disease
severity from Omicron appeared milder than previous
variants, leading to a significant decoupling of the trend
lines for case numbers (rising sharply) and mortality rates
(moderating). We expected COVID-19 variants to not derail
global growth momentum, though the risks continued to
bear monitoring. Commodity and energy prices ultimately
rebounded in December, recovering much of the price
corrections from the prior month as reflation sentiments
returned to global financial markets.
Manufacturing and business surveys largely continued to
remain at expansionary levels across much of the world
during the second half of 2021 but moderated from their
mid-year peaks. Consumer confidence surveys showed
similar trends. Labor market conditions generally continued
to improve in many countries, though labor shortages and
unemployment remained above prepandemic levels in
several regions. Overall, global growth showed signs of
moderating from the historically strong rebound in the first half of 2021 but remained largely resilient, in our view.
Inflation figures remained historically high across many parts of the world during the second half of the period, driven by a combination of factors that included resurgent economic
activity, supply disruptions in certain sectors, and the effects of massive fiscal and monetary stimulus measures. Headline
inflation (Consumer Price Index) in the U.S. remained at or
above 5.0% year-over-year from May through the end of
2021, coming in at 6.8% in November, its highest level since
1982.
A growing number of central banks pursued monetary
tightening measures in the second half of the year, with
persistent inflationary pressures in several emerging
markets motivating aggressive tightening responses. In
Latin America, Brazil’s central bank hiked its policy rate
by 725 bps in 2021, Chile by 350 bps, Peru by 225 bps,
Mexico by 150 bps and Colombia by 125 bps. In eastern
Europe, Russia hiked its policy rate by 425 bps, the Czech
Republic by 300 bps, Hungary by 180 bps and Poland by
165 bps. Most countries in Asia kept policy rates unchanged
as inflation generally remained more contained and within
central bank targets.
In developed markets, most central banks continued to keep
their policy rates unchanged at extraordinarily low levels
during the year, with some exceptions. Norway posted two
25-bp hikes in 2021 to bring its policy rate to 0.50%; the U.K.
hiked its policy rate by 15 bps to 0.25% in December, its first rate adjustment since March 2020; New Zealand posted
consecutive 25-bp hikes in October and November, bringing

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its policy rate to 0.75%; and South Korea hiked its policy rate
25 bps in August and November to 1.00%. Other developed
market central banks, such as in Canada, Sweden and
Australia, remained on hold with policy rates in 2021, but
were at various stages of tapering their asset purchase
programs.
The Fed kept the federal funds target rate unchanged
(0.00% to 0.25%) at each of its policy meetings during
the period but it began tapering its asset purchases in
November. However, the Fed quickly shifted in a hawkish
direction at its December meeting, doubling the pace of its
asset purchase tapering for January. The accelerated pace
put the asset purchase program on schedule to conclude by
March 2022, enabling a rate hiking cycle to start in March
or May, earlier than previously indicated at the November
meeting. Additionally, the Fed’s dot plot survey in December showed that 12 of 18 officials expect at least three rate hikes in 2022, a substantial change from the September survey
that saw nine of 18 officials project no hikes until 2023. We expected UST term premiums to ratchet higher in upcoming
quarters, with a bear-flattening effect driven by rising yields in the short- to intermediate-term range of the yield curve.
The European Central Bank (ECB) kept monetary policy
largely unchanged during the period, leaving the main
refinancing operations rate at 0.0% and the main deposit
facility rate at -0.5%. ECB President Christine Lagarde
reaffirmed at the October and December meetings that
key rates will likely remain unchanged through 2022.
The ongoing accommodative policy stance from the ECB
appeared likely to diverge substantially from the tightening trajectory of the Fed in 2022. We expected the euro to
weaken against the USD given negative rates and widening
rate differentials with the U.S., as well as greater headwinds to growth in Europe.
The Bank of Japan (BOJ) also kept monetary policy
largely unchanged during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-
year Japanese government bond at 0.0%. In December,
the BOJ announced plans to scale down its emergency
pandemic purchasing measures by tapering its corporate
debt purchases to precrisis levels by April. We expected
the Japanese yen to face headwinds from widening rate
differentials with the U.S.
Overall, most developed markets saw 10-year sovereign
bond yields rise during the period, including Norway,
Sweden, the U.K., South Korea, Canada and core Europe.
The yield on the 10-year UST note finished the year at
1.51%, 59 bps higher than where it ended 2020. In emerging
markets, 10-year sovereign bond yields rose sharply
across much of Latin America, including Brazil, Mexico,
Colombia, Chile and Peru. In eastern Europe, 10-year
yields trended higher in Poland, Hungary, Russia and the
Czech Republic on elevated inflation and ongoing monetary
tightening. Yields also rose in much of Asia, including
India, Indonesia, Thailand and Singapore, but declined in
China. USD-denominated sovereign credit sectors broadly
saw moderately negative returns for the period (with some
exceptions in individual countries), as the investment-
grade credit tiers came under pressure from the rising yield environment while high-yield credit tiers largely endured
additional spread widening.
In currency markets, the USD broadly strengthened against
most developed market and emerging market currencies
in 2021, appreciating against the euro, the British pound,
the Japanese yen, the South Korean won, the Australian
dollar and the New Zealand dollar. In specific pairings, the
Norwegian krone and the Canadian dollar appreciated
against the euro, while the Swedish krona depreciated. In
emerging markets, the USD depreciated against the Chinese
yuan, but appreciated against most currencies in Latin
America and Asia, including the Brazilian real, Mexican peso,
Colombian peso, Chilean peso, Indian rupee, Indonesian
rupiah, Singapore dollar and Thai baht.
Investment Strategy
We invest selectively in bonds around the world based
upon our assessment of changing market, political and
economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
Geographic Composition
12/31/21
% of Total
Net Assets
Asia Pacific 34.2%
Americas 27.4%
Other Europe 8.7%
Middle East & Africa 4.3%
Supranational 1.4%
Short-Term Investments & Other Net Assets 24.0%

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instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options.
Manager’s Discussion
The successful development of vaccines against COVID-19
in final months of 2020 substantially changed our outlook
and positioning for 2021. In the weeks before the 12-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation to risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world. We were actively
constructive in a number of regions throughout the 12-month
period, particularly in areas of Asia that appeared to be at the forefront of the global economic recovery.
Overall, the Fund was focused on three core themes
during the period: (1) value in select currencies against
the USD and the euro, specifically in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies against the USD and the
euro. We held notable exposures to the Chinese yuan,
the South Korean won, the Indian rupee, the Indonesian
rupiah and the Japanese yen against the USD. We added
exposure to the Singapore dollar in April, the New Zealand
dollar in June and the Thai baht in December. We held an
overweighted position in the Japanese yen through the
first quarter of 2021 before reducing it to around a neutral weight in the second quarter. In the fourth quarter of 2021, we reduced our Japanese yen position to a significant
underweighting. In EMEA, we held exposures in the
Norwegian krone and Swedish krona against the euro
throughout 2021. In the Americas, we held long exposure to
the Canadian dollar against the euro, and long exposures
to the Colombian peso and Brazilian real against the USD.
In May, we added exposure to the Chilean peso against the
USD. During the period, we used currency forwards and
currency options to actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
After exiting our local-currency position in Brazil in the first quarter of 2021 due to acute political and economic risks,
we reestablished the position in the second quarter as
political compromises in the spring and better-than expected economic figures supported an improved outlook. In July, we
added to our local-currency position in Brazil and reduced
our position in Mexico. We also saw pockets of value in
certain USD-denominated sovereign credits during the
reporting period, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while sovereign
credit exposures had a largely neutral effect. Among
currencies, positions in the Japanese yen, South Korean
won, Argentine peso, Colombian peso and Chilean peso
detracted from absolute performance. However, the Fund’s
net-negative exposure to the euro contributed to absolute
results, as did its position in the Norwegian krone against
the euro. Its position in the Chinese yuan against the
USD also contributed to absolute performance. The Fund
maintained a defensive approach regarding interest rates
in developed markets, while holding duration exposures in
select emerging markets. Duration exposures in Argentina,
Indonesia and Ghana contributed to absolute results.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-rate strategies. Currency positions detracted from relative results, while sovereign credit exposures had a largely neutral effect.
Overweighted duration exposures in Argentina, Indonesia
and Ghana contributed to relative performance, as did the
Fund’s lack of duration exposure in the euro area. Among
currencies, overweighted positions in the South Korean won,
Argentine peso, Colombian peso and Chilean peso detracted
from relative results, as did the Fund’s overweighted position in the Japanese yen for part of the period. However, its
underweighted exposure to the euro contributed to relative
performance, as did its overweighted position in the
Norwegian krone against the euro. Its overweighted position
in the Chinese yuan also contributed to relative results.
Thank you for your continued participation in Templeton
Global Bond Fund. We look forward to serving your future
investment needs.

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Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
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The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -5.06% -8.60%
5-Year -5.33% -1.85%
10-Year +15.77% +1.09%
Advisor
1-Year -4.74% -4.74%
5-Year -4.15% -0.84%
10-Year +18.79% +1.74%
See page 10 for Performance Summary footnotes.

Templeton Global Bond Fund
Performance Summary
9
franklintempleton.com
Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)

Templeton Global Bond Fund
Performance Summary
10
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio that may result in significant volatility and cause the Fund to participate In losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: Morningstar. The FTSE WGBI measures the performance of fixed-rate, local currency, investment-grade sovereign bonds and is stated in U.S. dollar terms.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Tax Return
of Capital
A $0.4753
C $0.4317
R $0.4518
R6 $0.5124
Advisor $0.4985
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.92% 0.94%
Advisor 0.67% 0.69%

Your Fund’s Expenses
Templeton Global Bond Fund
11
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $975.70 $4.75 $1,020.39 $4.86 0.95%
C $1,000 $973.30 $6.65 $1,018.47 $6.80 1.34%
R $1,000 $974.40 $6.00 $1,019.12 $6.14 1.21%
R6 $1,000 $977.60 $2.94 $1,022.23 $3.00 0.59%
Advisor $1,000 $976.80 $3.48 $1,021.68 $3.56 0.70%

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.80 $10.69 $11.30 $11.89 $12.00
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.41 0.59 0.59 0.56
Net realized and unrealized gains (losses) ........... (0.90) (0.85) (0.54) (0.44) (0.27)
Total from investment operations .................... (0.48) (0.44) 0.05 0.15 0.29
Less distributions from:
Net investment income and net foreign currency gains .. — (0.01) (0.66) (0.74) (0.40)
Tax return of capital ............................ (0.48) (0.44) — — —
Total distributions ............................... (0.48) (0.45) (0.66) (0.74) (0.40)
Net asset value, end of year ....................... $8.84 $9.80 $10.69 $11.30 $11.89
Total return
c
................................... (5.06)% (4.14)% 0.35% 1.27% 2.35%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.97% 0.93% 0.92% 0.94% 0.97%
Expenses net of waiver and payments by affiliates ....... 0.96% 0.91% 0.85% 0.86% 0.90%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.96% 0.91% 0.85% 0.86%
d
0.89%
Net investment income ........................... 4.51% 4.03% 5.27% 4.99% 4.60%
Supplemental data
Net assets, end of year (000’s) ..................... $3,478,172 $4,749,790 $6,514,630 $8,375,227 $9,656,645
Portfolio turnover rate ............................ 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.83 $10.72 $11.33 $11.92 $12.03
Income from investment operations
a
:
Net investment income
b
......................... 0.38 0.37 0.55 0.54 0.51
Net realized and unrealized gains (losses) ........... (0.90) (0.85) (0.55) (0.44) (0.27)
Total from investment operations .................... (0.52) (0.48) — 0.10 0.24
Less distributions from:
Net investment income and net foreign currency gains .. — (0.01) (0.61) (0.69) (0.35)
Tax return of capital ............................ (0.43) (0.40) — — —
Total distributions ............................... (0.43) (0.41) (0.61) (0.69) (0.35)
Net asset value, end of year ....................... $8.88 $9.83 $10.72 $11.33 $11.92
Total return
c
................................... (5.38)% (4.52)% 0.06% 0.86% 1.94%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.36% 1.33% 1.32% 1.34% 1.37%
Expenses net of waiver and payments by affiliates ....... 1.36%
d
1.31% 1.25% 1.26% 1.30%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.36% 1.31% 1.25% 1.26%
e
1.29%
Net investment income ........................... 4.07% 3.65% 4.87% 4.59% 4.20%
Supplemental data
Net assets, end of year (000’s) ..................... $224,611 $682,582 $1,392,223 $2,218,852 $3,232,023
Portfolio turnover rate ............................ 28.44% 60.07% 32.63% 19.86% 42.12%
e
Benefit of expense reduction rounds to less than 0.01%.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.80 $10.69 $11.30 $11.89 $12.00
Income from investment operations
a
:
Net investment income
b
......................... 0.40 0.38 0.56 0.56 0.53
Net realized and unrealized gains (losses) ........... (0.91) (0.84) (0.54) (0.44) (0.27)
Total from investment operations .................... (0.51) (0.46) 0.02 0.12 0.26
Less distributions from:
Net investment income and net foreign currency gains .. — (0.01) (0.63) (0.71) (0.37)
Tax return of capital ............................ (0.45) (0.42) — — —
Total distributions ............................... (0.45) (0.43) (0.63) (0.71) (0.37)
Net asset value, end of year ....................... $8.84 $9.80 $10.69 $11.30 $11.89
Total return .................................... (5.30)% (4.38)% 0.10% 1.02% 2.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.22% 1.18% 1.17% 1.19% 1.22%
Expenses net of waiver and payments by affiliates ....... 1.21% 1.16% 1.10% 1.11% 1.15%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.21% 1.16% 1.10% 1.11%
c
1.14%
Net investment income ........................... 4.26% 3.79% 5.02% 4.74% 4.35%
Supplemental data
Net assets, end of year (000’s) ..................... $137,543 $170,554 $208,853 $239,671 $274,295
Portfolio turnover rate ............................ 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.75 $10.64 $11.25 $11.85 $11.96
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.45 0.62 0.63 0.61
Net realized and unrealized gains (losses) ........... (0.89) (0.85) (0.53) (0.45) (0.27)
Total from investment operations .................... (0.44) (0.40) 0.09 0.18 0.34
Less distributions from:
Net investment income and net foreign currency gains .. — (0.01) (0.70) (0.78) (0.45)
Tax return of capital ............................ (0.51) (0.48) — — —
Total distributions ............................... (0.51) (0.49) (0.70) (0.78) (0.45)
Net asset value, end of year ....................... $8.80 $9.75 $10.64 $11.25 $11.85
Total return .................................... (4.59)% (3.79)% 0.73% 1.57% 2.79%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.63% 0.58% 0.57% 0.59% 0.55%
Expenses net of waiver and payments by affiliates ....... 0.58% 0.54% 0.48% 0.49% 0.48%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.58% 0.54% 0.48% 0.49%
c
0.47%
Net investment income ........................... 4.85% 4.42% 5.64% 5.36% 5.02%
Supplemental data
Net assets, end of year (000’s) ..................... $944,502 $2,273,175 $4,407,299 $4,084,816 $3,870,342
Portfolio turnover rate ............................ 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.75 $10.64 $11.25 $11.85 $11.96
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.43 0.61 0.61 0.59
Net realized and unrealized gains (losses) ........... (0.89) (0.84) (0.54) (0.44) (0.27)
Total from investment operations .................... (0.45) (0.41) 0.07 0.17 0.32
Less distributions from:
Net investment income and net foreign currency gains .. — (0.01) (0.68) (0.77) (0.43)
Tax return of capital ............................ (0.50) (0.47) — — —
Total distributions ............................... (0.50) (0.48) (0.68) (0.77) (0.43)
Net asset value, end of year ....................... $8.80 $9.75 $10.64 $11.25 $11.85
Total return .................................... (4.74)% (3.92)% 0.60% 1.44% 2.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.72% 0.69% 0.67% 0.69% 0.72%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.66% 0.60% 0.61% 0.65%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.71% 0.66% 0.60% 0.61%
c
0.64%
Net investment income ........................... 4.74% 4.31% 5.52% 5.24% 4.85%
Supplemental data
Net assets, end of year (000’s) ..................... $3,641,639 $7,050,610 $14,244,707 $18,506,219 $20,808,794
Portfolio turnover rate ............................ 28.44% 60.07% 32.63% 19.86% 42.12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments, December 31, 2021
Templeton Global Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 63.5%
Argentina 3.5%
a
Argentina BONCER ,
Index Linked, 1.2%, 3/18/22 ....... 17,593,155,357 ARS $ 86,118,053
Index Linked, 1.4%, 3/25/23 ....... 17,499,210,074 ARS 85,342,331
Index Linked, 1.5%, 3/25/24 ....... 14,243,386,395 ARS 68,172,339
Argentina Government Bond ,
16%, 10/17/23 ................. 5,986,154,700 ARS 18,332,005
15.5%, 10/17/26 ................ 18,801,412,000 ARS 35,893,140
293,857,868
Brazil 2.8%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 230,020,000 BRL 40,702,573
10%, 1/01/27 .................. 850,180,000 BRL 149,253,130
10%, 1/01/29 .................. 99,190,000 BRL 17,250,001
10%, 1/01/31 .................. 158,250,000 BRL 27,262,525
234,468,229
Colombia 4.2%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,670,322
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 3,049,348
Colombia Titulos de Tesoreria ,
B, 7%, 5/04/22 ................. 137,335,700,000 COP 34,112,351
B, 10%, 7/24/24 ................ 518,579,000,000 COP 136,531,902
B, 6.25%, 11/26/25 .............. 15,492,000,000 COP 3,662,254
B, 7.5%, 8/26/26 ............... 309,760,200,000 COP 75,618,010
B, 5.75%, 11/03/27 .............. 10,656,000,000 COP 2,366,144
B, 6%, 4/28/28 ................. 236,008,100,000 COP 52,453,283
B, 7.75%, 9/18/30 .............. 175,388,800,000 COP 42,072,730
351,536,344
Ghana 4.3%
Ghana Government Bond ,
18.75%, 1/24/22 ................ 243,080,000 GHS 39,782,443
17.6%, 11/28/22 ................ 3,220,000 GHS 520,832
19.75%, 3/25/24 ................ 306,980,000 GHS 49,815,230
19%, 11/02/26 ................. 890,765,000 GHS 137,118,965
19.75%, 3/15/32 ................ 840,925,000 GHS 129,452,801
Senior Note, 17.6%, 2/20/23 ...... 14,885,000 GHS 2,390,048
Senior Note, 18.3%, 3/02/26 ...... 6,300,000 GHS 964,708
360,045,027
India 4.5%
India Government Bond ,
8.2%, 9/24/25 ................. 320,200,000 INR 4,665,074
7.59%, 1/11/26 ................. 7,001,000,000 INR 100,034,426
7.27%, 4/08/26 ................ 1,448,000,000 INR 20,476,041
8.33%, 7/09/26 ................ 8,401,000,000 INR 123,304,849
7.26%, 1/14/29 ................ 6,911,000,000 INR 97,161,872
Senior Note, 5.22%, 6/15/25 ...... 2,124,000,000 INR 28,216,014
Senior Note, 5.15%, 11/09/25 ...... 622,300,000 INR 8,212,562
382,070,838

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Indonesia 12.6%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR $ 50,688,596
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 45,078,848
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 19,924,112
FR46, 9.5%, 7/15/23 ............ 6,667,220,000,000 IDR 507,765,932
FR59, 7%, 5/15/27 .............. 502,090,000,000 IDR 37,833,885
FR63, 5.625%, 5/15/23 .......... 911,268,000,000 IDR 65,628,559
FR70, 8.375%, 3/15/24 .......... 2,703,357,000,000 IDR 206,591,196
FR81, 6.5%, 6/15/25 ............ 162,429,000,000 IDR 12,011,940
FR86, 5.5%, 4/15/26 ............ 1,712,391,000,000 IDR 122,081,073
1,067,604,141
Mexico 4.4%
Mexican Bonos Desarr Fixed Rate ,
M, Senior Bond, 8%, 12/07/23 ..... 7,264,572,000 MXN 358,939,559
M, Senior Note, 6.75%, 3/09/23 .... 197,235,300 MXN 9,627,373
368,566,932
Norway 8.7%
b
Norway Government Bond ,
144A, Reg S, 2%, 5/24/23 ........ 2,535,983,000 NOK 291,247,400
144A, Reg S, 3%, 3/14/24 ........ 2,921,308,000 NOK 343,012,861
144A, Reg S, 1.75%, 3/13/25 ...... 890,910,000 NOK 101,805,317
736,065,578
South Korea 17.1%
Korea Monetary Stabilization Bond ,
Senior Note, 0.87%, 2/02/23 ...... 235,050,000,000 KRW 196,479,131
Senior Note, 0.905%, 4/02/23 ...... 449,400,000,000 KRW 375,193,451
Korea Treasury Bond ,
2.25%, 9/10/23 ................ 13,848,000,000 KRW 11,770,379
0.875%, 12/10/23 ............... 247,523,000,000 KRW 205,141,811
1.875%, 3/10/24 ................ 239,662,000,000 KRW 202,266,953
1.375%, 9/10/24 ................ 385,853,010,000 KRW 320,922,616
3%, 9/10/24 ................... 146,030,000,000 KRW 126,658,961
1,438,433,302
Supranational 1.4%
c
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 2,473,000,000 MXN 119,495,204
Total Foreign Government and Agency Securities (Cost $7,172,807,194) ...........
5,352,143,463
U.S. Government and Agency Securities 12.5%
United States 12.5%
U.S. Treasury Notes ,
2.875%, 5/31/25 ................ 37,950,000 40,243,307
2.625%, 12/31/25 ............... 418,885,000 442,970,888
1.625%, 2/15/26 ................ 226,420,000 230,346,972
2.125%, 5/31/26 ................ 103,431,000 107,447,031

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities
(continued)
United States (continued)
U.S. Treasury Notes, (continued)
1.625%, 10/31/26 ............... 226,430,000 $ 230,330,610
1,051,338,808
Total U.S. Government and Agency Securities (Cost $1,060,574,192) ..............
1,051,338,808
Total Long Term Investments (Cost $8,233,381,386) .............................
6,403,482,271
Number of
Contracts
Notional
Amount
#
a a aa
Options Purchased 0.4%
Calls - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 21.03 MXN, Expires 3/04/22 .. 1 79,642,000 1,065,972
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.41 MXN, Expires 2/03/22 .. 1 143,953,000 560,384
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 22.02 MXN, Expires 6/09/22 .. 1 157,306,000 2,717,517
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.32 MXN, Expires 8/29/22 .. 1 52,923,000 1,309,093
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.34 MXN, Expires 5/31/22 ....... 1 139,644,000 1,823,274
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
22.69 MXN, Expires 5/24/22 ....... 1 378,138,000 3,708,801
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 23.44 MXN, Expires 12/22/22 . 1 256,994,100 6,731,285
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 104,398,000 2,975,228
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 26.30 MXN, Expires 10/19/23 . 1 10,767,000 306,848
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.19 MXN, Expires 8/29/24 .. 1 102,286,100 3,135,514
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 29.71 MXN, Expires 8/09/24 .. 1 102,284,100 2,784,695
27,118,611
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 18.70 MXN, Expires 6/09/22 .. 1 128,213,500 141,676

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased
(continued)
Puts - Over-the-Counter (continued)
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.04 MXN, Expires 6/09/22 .. 1 128,213,500 $ 250,679
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 19.37 MXN, Expires 2/24/22 .. 1 26,463,000 17,765
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 19.41 MXN, Expires 8/11/22 .. 1 30,993,000 143,998
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 5,383,000 53,619
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 19.85 MXN, Expires 10/19/23 . 1 52,200,000 519,955
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.64 MXN, Expires 2/08/22 .. 1 42,415,000 615,268
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 21.27 MXN, Expires 2/28/22 .. 1 23,273,000 841,371
2,584,331
Total Options Purchased (Cost $63,137,977) ....................................
29,702,942
Short Term Investments 22.8%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 16.8%
Argentina 0.5%
a,d
Letras de la Nacion Argentina con Ajuste
por CER , Index Linked, 4/18/22 .... 8,766,446,646 ARS 42,884,275
Brazil 7.6%
d
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 398,720,000 BRL 58,044,009
7/01/24 ...................... 1,740,010,000 BRL 241,725,986
1/01/25 ...................... 2,549,780,000 BRL 338,139,972
637,909,967
Japan 1.3%
d
Japan Treasury Bills , 3/25/22 .......
12,701,000,000 JPY 110,375,465
Singapore 4.8%
d
Singapore Treasury Bills ,
1/14/22 ...................... 34,850,000 SGD 25,835,802
2/11/22 ...................... 36,540,000 SGD 27,077,505
2/18/22 ...................... 472,990,000 SGD 350,467,925
403,381,232

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Short Term Investments
(continued)
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand 2.6%
d
Thailand Treasury Bills ,
3/24/22 ...................... 4,228,340,000 THB $ 127,190,238
5/11/22 ...................... 123,080,000 THB 3,699,952
6/22/22 ...................... 2,910,590,000 THB 87,446,088
218,336,278
Total Foreign Government and Agency Securities (Cost $1,495,372,187) ...........
1,412,887,217
Industry Shares
Money Market Funds 6.0%
United States 6.0%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 509,242,008 509,242,008
Total Money Market Funds (Cost $509,242,008) .................................
509,242,008
a a a a a
Total Short Term Investments (Cost $2,004,614,195 ) .............................
1,922,129,225
a a a
Total Investments (Cost $10,301,133,558) 99.2% ................................
$8,355,314,438
Options Written (0.2)% .......................................................
(17,802,594)
Other Assets, less Liabilities 1.0% .............................................
88,954,593
Net Assets 10 0.0% ...........................................................
$8,426,466,437
a a a
a
Number of
Contracts
Notional
Amount
#
a a a a a
g
Options Written (0.2)%
a
Calls - Over-the-Counter
a
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 20.56 MXN, Expires 3/04/22 .. 1 29,866,000 (676,365)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.64 MXN, Expires 2/08/22 .. 1 42,415,000 (607,597)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.86 MXN, Expires 2/03/22 .. 1 47,984,000 (447,471)
Foreign Exchange USD/MXN,
Counterparty MSCO, February Strike
Price 21.71 MXN, Expires 2/24/22 .. 1 30,431,000 (156,837)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 22.06 MXN, Expires 8/11/22 .. 1 30,993,000 (798,051)
Foreign Exchange USD/MXN,
Counterparty MSCO, March Strike
Price 22.55 MXN, Expires 3/04/22 .. 1 29,866,000 (79,901)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 22.73 MXN, Expires 2/03/22 .. 1 95,969,000 (60,005)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 4,273,000 (146,506)

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
g
Options Written
(continued)
a
Calls - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 22.75 MXN, Expires 12/22/22 . 1 72,826,000 $ (2,496,944)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.05 MXN, Expires 2/24/22 .. 1 175,565,000 (213,399)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 23.79 MXN, Expires 2/28/22 .. 1 46,548,000 (33,576)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
23.80 MXN, Expires 5/31/22 ....... 1 69,821,000 (382,855)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 24.95 MXN, Expires 12/22/22 . 1 77,099,000 (1,179,523)
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 25.41 MXN, Expires 6/09/22 .. 1 170,942,100 (459,497)
Foreign Exchange USD/MXN,
Counterparty CITI, May Strike Price
25.65 MXN, Expires 5/24/22 ....... 1 148,555,000 (298,588)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 34.95 MXN, Expires 10/19/23 . 1 29,773,000 (180,087)
(8,217,202)
Puts - Over-the-Counter
Currency Options
Foreign Exchange USD/MXN,
Counterparty MSCO, June Strike
Price 19.84 MXN, Expires 6/09/22 .. 1 157,306,000 (1,068,410)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 4,273,000 (43,716)
Foreign Exchange USD/MXN,
Counterparty MSCO, December Strike
Price 19.93 MXN, Expires 12/22/22 . 1 72,826,000 (745,061)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 20.50 MXN, Expires 8/11/22 .. 1 30,993,000 (512,228)
Foreign Exchange USD/MXN,
Counterparty CITI, February Strike
Price 20.72 MXN, Expires 2/28/22 .. 1 23,273,000 (422,136)
Foreign Exchange USD/MXN,
Counterparty MSCO, August Strike
Price 21.35 MXN, Expires 8/29/22 .. 1 52,923,000 (1,850,232)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 104,398,000 (4,481,421)

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
a
a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a a a
g
Options Written
(continued)
a
Puts - Over-the-Counter (continued)
a
Currency Options (continued)
Foreign Exchange USD/MXN,
Counterparty CITI, October Strike
Price 22.32 MXN, Expires 10/19/23 . 1 10,767,000 $ (462,188)
(9,585,392)
Total Options Written (Premiums received $33,379,937) ..........................
$ (17,802,594)
#
Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in
U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation. See Note 1(g).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the aggregate value of these securities was $736,065,578, representing 8.7% of net assets.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 3(f) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(c) regarding written options.

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 17,871,325,453 21,839,310 1/07/22 $ — $ (872,420)
Chilean Peso ...... GSCO Buy 13,677,470,202 16,663,382 1/10/22 — (623,552)
Chinese Yuan ...... CITI Buy 856,161,690 130,432,920 1/12/22 3,977,647 —
Chilean Peso ...... JPHQ Buy 29,488,000,000 37,138,539 1/13/22 — (2,572,027)
Mexican Peso ...... MSCO Buy 1,241,560,000 59,233,320 1/13/22 1,172,358 —
Mexican Peso ...... MSCO Sell 1,409,269,100 66,978,717 1/13/22 — (1,586,520)
Chilean Peso ...... GSCO Buy 9,478,100,567 11,730,322 1/14/22 — (621,439)
Chinese Yuan ...... HSBK Buy 927,022,870 142,431,770 1/18/22 3,046,007 —
Euro ............. DBAB Sell 93,026,264 946,198,037 SEK 1/18/22 — (1,241,136)
Mexican Peso ...... CITI Buy 49,910,470 2,319,594 1/18/22 106,589 —
Mexican Peso ...... CITI Sell 1,581,979,300 76,376,155 1/18/22 — (524,976)
South Korean Won .. JPHQ Buy 48,338,500,000 42,084,712 1/19/22 — (1,447,067)
Chilean Peso ...... JPHQ Buy 33,537,277,800 41,099,605 1/21/22 — (1,830,706)
Euro ............. JPHQ Sell 18,988,072 193,202,300 NOK 1/21/22 308,250 —
South Korean Won .. CITI Buy 47,947,800,000 41,748,193 1/21/22 — (1,441,930)
Singapore Dollar .... MSCO Buy 26,250,000 19,323,067 1/24/22 137,523 —
South Korean Won .. JPHQ Buy 47,357,300,000 41,130,189 1/24/22 — (1,324,674)
Singapore Dollar .... CITI Buy 26,320,000 19,526,237 1/26/22 — (14,012)
Indian Rupee ...... JPHQ Buy 4,614,943,200 59,786,801 1/27/22 2,012,125 —
Euro ............. HSBK Sell 139,196,796 206,346,723 CAD 2/03/22 4,732,215 —
South Korean Won .. BNDP Buy 115,172,700,000 99,980,642 2/03/22 — (3,209,058)
South Korean Won .. CITI Buy 116,554,900,000 100,791,162 2/03/22 — (2,858,213)
Chilean Peso ...... JPHQ Buy 17,871,274,547 21,774,056 2/07/22 — (900,640)
Australian Dollar .... CITI Sell 69,000,000 50,355,855 2/10/22 211,430 —
Chilean Peso ...... GSCO Buy 9,397,650,000 11,571,038 2/10/22 — (600,137)
Indian Rupee ...... CITI Buy 3,363,647,800 44,445,663 2/10/22 529,708 —
Chilean Peso ...... GSCO Buy 19,040,583,935 24,114,215 2/11/22 — (1,889,740)
Chinese Yuan ...... JPHQ Buy 1,290,035,552 202,535,160 2/14/22 — (431,068)
Australian Dollar .... HSBK Sell 68,959,000 50,666,936 2/17/22 551,904 —
Australian Dollar .... JPHQ Sell 62,696,000 46,076,858 2/17/22 513,378 —
Australian Dollar .... MSCO Sell 133,184,000 97,793,282 2/17/22 1,003,590 —
Euro ............. HSBK Sell 227,266,283 29,520,185,704 JPY 2/17/22 — (2,204,697)
Japanese Yen ...... HSBK Sell 30,157,758,536 227,266,283 EUR 2/17/22 — (3,336,481)
Euro ............. CITI Buy 139,300,000 157,502,777 2/22/22 1,119,751 —
Euro ............. CITI Sell 225,955,000 256,551,567 2/22/22 — (746,016)
Euro ............. CITI Sell 264,788,375 34,030,866,753 JPY 2/24/22 — (5,750,644)
South Korean Won .. CITI Buy 135,200,000,000 113,749,784 3/07/22 19,754 (250,210)
Chinese Yuan ...... BOFA Buy 991,455,720 151,594,098 3/09/22 3,521,376 —
Chilean Peso ...... GSCO Buy 23,374,940,000 27,547,561 3/10/22 — (384,478)
Chinese Yuan ...... HSBK Buy 933,091,780 145,734,109 3/15/22 191,880 —
Chilean Peso ...... GSCO Buy 71,940,120,140 85,805,003 3/16/22 — (2,285,688)
Euro ............. DBAB Sell 224,683,128 2,298,453,604 SEK 3/16/22 — (1,700,162)
Indian Rupee ...... HSBK Buy 2,566,417,190 33,617,149 3/16/22 548,462 —
South Korean Won .. DBAB Buy 172,100,000,000 144,370,716 3/16/22 111,364 —
Australian Dollar .... CITI Sell 87,210,200 62,380,584 3/21/22 — (1,003,147)
New Zealand Dollar . CITI Buy 66,290,000 44,755,694 3/21/22 543,930 —
New Zealand Dollar . JPHQ Buy 251,880,000 169,773,819 3/21/22 2,349,716 —
Euro ............. CITI Sell 136,716,060 1,389,500,000 NOK 3/31/22 1,605,671 —
Euro ............. JPHQ Sell 7,855,590 80,334,375 NOK 4/01/22 147,921 —
Indian Rupee ...... JPHQ Buy 4,628,008,500 60,959,016 4/07/22 413,967 —
Indian Rupee ...... CITI Buy 4,496,477,800 59,359,443 4/08/22 261,937 —
Indian Rupee ...... JPHQ Buy 2,823,969,900 37,221,166 4/08/22 223,471 —
Indian Rupee ...... CITI Buy 4,358,906,500 57,173,485 4/12/22 595,268 —

Templeton Income Trust
Statement of Investments
Templeton Global Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Indian Rupee ...... HSBK Buy 2,559,257,100 33,511,288 4/12/22 $ 406,643 $ —
Mexican Peso ...... CITI Sell 518,530,500 24,786,353 4/13/22 — (30,417)
Euro ............. DBAB Sell 13,567,264 137,513,899 SEK 4/14/22 — (250,021)
Euro ............. DBAB Sell 113,154,252 1,135,435,030 SEK 4/19/22 — (3,364,264)
Singapore Dollar .... MSCO Buy 33,100,000 24,566,742 4/21/22 — (34,742)
Euro ............. HSBK Sell 256,577,245 34,081,027,116 JPY 4/25/22 3,833,811 —
Euro ............. HSBK Sell 227,266,000 265,878,493 4/27/22 6,677,158 —
Euro ............. HSBK Sell 138,917,781 206,348,471 CAD 5/03/22 4,647,951 —
Chilean Peso ...... GSCO Buy 18,226,556,423 22,979,092 5/11/22 — (2,019,883)
Euro ............. DBAB Sell 65,790,310 675,857,278 SEK 5/18/22 — (253,813)
Euro ............. HSBK Sell 225,999,999 257,714,579 5/18/22 — (194,462)
Mexican Peso ...... CITI Sell 518,530,500 23,424,231 5/31/22 — (1,153,869)
Australian Dollar .... CITI Sell 208,047,000 155,537,478 6/07/22 4,284,960 —
Japanese Yen ...... CITI Buy 17,560,181,400 155,537,091 6/07/22 — (2,683,105)
Japanese Yen ...... CITI Sell 17,560,181,400 154,043,435 6/07/22 1,189,449 —
Chinese Yuan ...... BOFA Buy 1,188,701,030 184,023,121 6/08/22 850,835 —
Chinese Yuan ...... CITI Buy 841,154,240 130,223,746 6/09/22 589,155 —
Chinese Yuan ...... JPHQ Buy 588,157,946 91,095,181 6/10/22 366,831 —
Euro ............. DBAB Sell 25,714,286 260,010,000 SEK 6/15/22 — (571,798)
New Zealand Dollar . BOFA Buy 56,380,000 37,797,152 6/17/22 639,573 —
Euro ............. DBAB Sell 16,012,892 157,994,402 NOK 7/19/22 — (444,270)
Euro ............. DBAB Sell 112,944,895 1,135,435,030 SEK 7/19/22 — (3,312,908)
Euro ............. JPHQ Sell 167,269,438 1,649,025,750 NOK 7/19/22 — (4,795,884)
Japanese Yen ...... CITI Buy 22,495,124,025 198,709,211 7/20/22 — (2,733,356)
Japanese Yen ...... CITI Sell 22,495,124,025 198,007,653 7/20/22 2,031,796 —
Euro ............. CITI Sell 114,670,000 134,306,091 7/26/22 3,176,767 —
Euro ............. HSBK Sell 295,677,817 427,266,272 CAD 8/03/22 — (735,309)
Total Forward Exchange Contracts ................................................... $58,652,121 $(64,228,939)
Net unrealized appreciation (depreciation) ............................................ $(5,576,818)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  9  regarding other derivative information.
See Abbreviations on page 43 .

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
26
Templeton
Global Bond
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $9,791,891,550
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 509,242,008
Value - Unaffiliated issuers .................................................................. $7,846,072,430
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 509,242,008
Cash .................................................................................... 315,480
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 20,600,000
Restricted currency, at value (cost $17,358) (Note 1e) ............................................... 17,199
Foreign currency, at value (cost $732,715) ........................................................ 739,598
Receivables:
Investment securities sold ................................................................... 6,653
Capital shares sold ........................................................................ 12,440,815
Dividends and interest ..................................................................... 106,727,968
Deposits with brokers for:
OTC derivative contracts .................................................................. 27,320,332
Unrealized appreciation on OTC forward exchange contracts .......................................... 58,652,121
Total assets .......................................................................... 8,582,134,604
Liabilities:
Payables:
Capital shares redeemed ................................................................... 31,747,568
Management fees ......................................................................... 3,618,463
Distribution fees .......................................................................... 937,250
Transfer agent fees ........................................................................ 2,940,821
Deposits from brokers for:
OTC derivative contracts .................................................................. 20,600,000
Options written, at value (premiums received $33,379,937) ............................................ 17,802,594
Unrealized depreciation on OTC forward exchange contracts .......................................... 64,228,939
Deferred tax ............................................................................... 9,683,250
Accrued expenses and other liabilities ........................................................... 4,109,282
Total liabilities ......................................................................... 155,668,167
Net assets, at value ................................................................. $8,426,466,437
Net assets consist of:
Paid-in capital ............................................................................. $12,566,440,291
Total distributable earnings (losses) ............................................................. (4,139,973,854)
Net assets, at value ................................................................. $8,426,466,437

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
27
Templeton
Global Bond
Fund
Class A:
Net assets, at value ....................................................................... $3,478,172,055
Shares outstanding ........................................................................ 393,275,444
Net asset value per share
a
.................................................................. $8.84
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $9.18
Class C:
Net assets, at value ....................................................................... $224,610,656
Shares outstanding ........................................................................ 25,286,005
Net asset value and maximum offering price per share
a
............................................. $8.88
Class R:
Net assets, at value ....................................................................... $137,543,326
Shares outstanding ........................................................................ 15,550,745
Net asset value and maximum offering price per share ............................................. $8.84
Class R6:
Net assets, at value ....................................................................... $944,501,652
Shares outstanding ........................................................................ 107,367,411
Net asset value and maximum offering price per share ............................................. $8.80
Advisor Class:
Net assets, at value ....................................................................... $3,641,638,748
Shares outstanding ........................................................................ 413,780,477
Net asset value and maximum offering price per share ............................................. $8.80
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
28
Templeton
Global Bond
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $54,059
Interest: (net of foreign taxes of $21,463,105)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 161,005,131
Paid in cash
a
........................................................................... 473,875,316
Total investment income ................................................................... 634,934,506
Expenses:
Management fees (Note 3 a ) ................................................................... 56,657,904
Distribution fees: (Note 3c )
    Class A ................................................................................ 10,269,467
    Class C ................................................................................ 2,851,987
    Class R ................................................................................ 769,486
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 6,616,357
    Class C ................................................................................ 695,194
    Class R ................................................................................ 248,090
    Class R6 ............................................................................... 1,082,347
    Advisor Class ............................................................................ 8,749,769
Custodian fees ............................................................................ 3,583,148
Reports to shareholders fees .................................................................. 2,257,673
Registration and filing fees .................................................................... 410,217
Professional fees ........................................................................... 435,813
Trustees' fees and expenses .................................................................. 953,150
Other .................................................................................... 463,519
Total expenses ......................................................................... 96,044,121
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (1,230,904)
Net expenses ......................................................................... 94,813,217
Net investment income ................................................................ 540,121,289
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $3,138,369)
Unaffiliated issuers ...................................................................... (1,653,610,900)
Written options ........................................................................... 40,627,078
Foreign currency transactions ................................................................ (928,642)
Forward exchange contracts ................................................................. (392,109,790)
Net realized gain (loss) .................................................................. (2,006,022,254)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 436,027,130
Translation of other assets and liabilities denominated in foreign currencies .............................. (7,568,674)
Written options ........................................................................... 30,894,125
Forward exchange contracts ................................................................. 387,516,229
Change in deferred taxes on unrealized appreciation ............................................... 8,902,393
Net change in unrealized appreciation (depreciation) ............................................ 855,771,203
Net realized and unrealized gain (loss) ............................................................ (1,150,251,051)
Net increase (decrease) in net assets resulting from operations .......................................... $(610,129,762)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report
29
Templeton Global Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $540,121,289 $886,702,807
Net realized gain (loss) ................................................. (2,006,022,254) (2,805,697,849)
Net change in unrealized appreciation (depreciation) ........................... 855,771,203 889,421,207
Net increase (decrease) in net assets resulting from operations ................ (610,129,762) (1,029,573,835)
Distributions to shareholders:
Class A ............................................................. — (6,612,491)
Class C ............................................................. — (1,078,750)
Class R ............................................................. — (206,391)
Class R6 ............................................................ — (4,369,772)
Advisor Class ........................................................ — (13,136,851)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (209,944,924) (242,434,431)
Class C ............................................................. (19,709,087) (39,550,308)
Class R ............................................................. (7,458,286) (7,566,931)
Class R6 ............................................................ (81,909,746) (160,209,371)
Advisor Class ........................................................ (292,507,439) (481,637,650)
Total distributions to shareholders .......................................... (611,529,482) (956,802,946)
Capital share transactions: (Note 2 )
Class A ............................................................. (843,885,623) (1,254,552,693)
Class C ............................................................. (412,473,388) (611,685,910)
Class R ............................................................. (17,094,511) (21,561,017)
Class R6 ............................................................ (1,171,294,552) (1,802,048,802)
Advisor Class ........................................................ (2,833,837,735) (6,164,776,063)
Total capital share transactions ............................................ (5,278,585,809) (9,854,624,485)
Net increase (decrease) in net assets ................................... (6,500,245,053) (11,841,001,266)
Net assets:
Beginning of year ....................................................... 14,926,711,490 26,767,712,756
End of year ........................................................... $8,426,466,437 $14,926,711,490

Templeton Income Trust
Notes to Financial Statements
Templeton Global Bond Fund
30
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
Global Bond Fund (Fund) is included in this report. The
Fund offers five classes of shares: Class A, Class C, Class
R, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton Global Bond Fund
(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 9 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and is reflected in the Statement of Assets and Liabilities.
e. Restricted Currency
At December 31, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements

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Annual Report
Templeton Global Bond Fund
(continued)
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 61,352,126 $571,486,366 80,792,449 $816,587,860
Shares issued in reinvestment of distributions .......... 21,080,149 195,552,208 23,054,024 232,611,154
Shares redeemed ............................... (173,852,402) (1,610,924,197) (228,757,398) (2,303,751,707)
Net increase (decrease) .......................... (91,420,127) $(843,885,623) (124,910,925) $(1,254,552,693)
Class C Shares:
Shares sold ................................... 1,917,322 $17,969,247 4,477,787 $45,842,838
Shares issued in reinvestment of distributions .......... 2,051,987 19,259,827 3,663,000 37,176,208
Shares redeemed
a
.............................. (48,119,953) (449,702,462) (68,613,100) (694,704,956)
Net increase (decrease) .......................... (44,150,644) $(412,473,388) (60,472,313) $(611,685,910)
Class R Shares:
Shares sold ................................... 3,459,188 $32,312,942 4,274,406 $43,070,893
Shares issued in reinvestment of distributions .......... 798,274 7,402,232 758,709 7,649,988
Shares redeemed ............................... (6,110,531) (56,809,685) (7,172,655) (72,281,898)
Net increase (decrease) .......................... (1,853,069) $(17,094,511) (2,139,540) $(21,561,017)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.487% of the Fund’s average daily net assets.
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 38,421,013 $362,388,556 75,175,247 $760,067,332
Shares issued in reinvestment of distributions .......... 7,914,365 73,490,988 14,541,119 146,434,916
Shares redeemed ............................... (172,067,560) (1,607,174,096) (270,886,633) (2,708,551,050)
Net increase (decrease) .......................... (125,732,182) $(1,171,294,552) (181,170,267) $(1,802,048,802)
Advisor Class Shares:
Shares sold ................................... 138,423,255 $1,290,069,401 254,268,866 $2,575,004,566
Shares issued in reinvestment of distributions .......... 28,836,253 266,893,652 44,737,624 450,779,593
Shares redeemed ............................... (476,325,785) (4,390,800,788) (915,126,570) (9,190,560,222)
Net increase (decrease) .......................... (309,066,277) $(2,833,837,735) (616,120,080) $(6,164,776,063)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.650% Up to and including $200 million
0.585% Over $200 million, up to and including $700 million
0.550% Over $700 million, up to and including $1.2 billion
0.525% Over $1.2 billion, up to and including $1.3 billion
0.475% Over $1.3 billion, up to and including $35 billion
0.470% Over $35 billion, up to and including $50 billion
0.465% Over $50 billion, up to and including $65 billion
0.460% Over $65 billion, up to and including $80 billion
0.455% In excess of $80 billion
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $17,391,757, of which $6,554,550 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Class A .................................................................................... 0.25%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $44,237
CDSC retained .............................................................................. $55,303
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
 At December 31, 2021, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $77,284,473.
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 1,730,879,789 $ 6,031,848,358 $ (7,253,486,139) $ — $ — $ 509,242,008 509,242,008 $ 54,059
Total Affiliated Securities ... $1,730,879,789 $6,031,848,358 $(7,253,486,139) $— $— $509,242,008 $54,059
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,605,105
Long term ................................................................................ 2,149,582,805
Total capital loss carryforwards ............................................................... $2,176,187,910
2021 2020
Distributions paid from:
Ordinary income .......................................................... $— $25,404,255
Return of capital ........................................................... 611,529,482 931,398,691
$611,529,482 $956,802,946
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, bond discounts and premiums, tax straddles and inflation related adjustments on foreign securities.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2021, such reclassifications were as follows:
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$2,711,471,123 and $6,822,741,918, respectively.
6. Credit Risk
At December 31, 2021, the Fund had 18.9% of its portfolio invested in high yield securities or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2021, the Fund had 4.1% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $10,207,833,587
Unrealized appreciation ........................................................................ $356,974,791
Unrealized depreciation ........................................................................ (2,232,873,352)
Net unrealized appreciation (depreciation) .......................................................... $(1,875,898,561)
Paid-in Capital ..............................................................................
Total distributable earnings (loss) ................................................................
$(1,846,822,930)
$1,846,822,930
4. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
9. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2021, the average month end notional amount of options represented $13,511,064,628. The average month end contract value of forward exchange contracts was $12,825,211,071.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Bond Fund
Foreign exchange contracts ..
Investments in securities, at value $ 29,702,942
a
Options written, at value $ 17,802,594
Unrealized appreciation on OTC
forward exchange contracts
58,652,121 Unrealized depreciation on OTC
forward exchange contracts
64,228,939
Total .................... $88,355,063 $82,031,533
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(312,866,753)
a
Investments $147,280,306
a
Written options 40,627,078 Written options 30,894,125
Forward exchange contracts (392,109,790) Forward exchange contracts 387,516,229
Total ....................... $(664,349,465) $565,690,660
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
At December 31, 2021, OTC derivative assets and liabilities are as follows:
At December 31, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Bond Fund
Derivatives
Forward exchange contracts ............................. $ 58,652,121 $ 64,228,939
Options purchased ..................................... 29,702,942 —
Options written ........................................ — 17,802,594
Total ............................................. $88,355,063 $82,031,533
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $— $— $— $— $—
BOFA .................... 5,011,784 — — (4,050,000) 961,784
CITI ..................... 31,648,560 (26,779,218) — (4,869,342) —
DBAB ................... 111,364 (111,364) — — —
GSCO ................... — — — — —
HSBK ................... 24,636,031 (6,470,949) (14,668,316) — 3,496,766
JPHQ ................... 6,335,659 (6,335,659) — — —
MSCO ................... 20,611,665 (11,834,533) — (8,750,000) 27,132
Total ................... $88,355,063 $(51,531,723) $ (14,668,316) $(17,669,342) $4,485,682
$ 1
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
At December 31, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 43 .
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton Global Bond Fund
Counterparty
BNDP ................... $3,209,058 $— $— $(3,010,000) $199,058
BOFA .................... — — — — —
CITI ..................... 26,779,218 (26,779,218) — — —
DBAB ................... 11,138,372 (111,364) — (8,240,332) 2,786,676
GSCO ................... 8,424,917 — — (8,424,917) —
HSBK ................... 6,470,949 (6,470,949) — — —
JPHQ ................... 14,174,486 (6,335,659) — (7,480,000) 358,827
MSCO ................... 11,834,533 (11,834,533) — — —
Total ................... $82,031,533 $(51,531,723) $— $(27,155,249) $3,344,561
a
At December 31, 2021, the Fund received U.K Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
9. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 5,352,143,463 $ — $ 5,352,143,463
U.S. Government and Agency Securities ....... — 1,051,338,808 — 1,051,338,808
Options purchased ....................... — 29,702,942 — 29,702,942
Short Term Investments ................... 509,242,008 1,412,887,217 — 1,922,129,225
Total Investments in Securities ........... $509,242,008 $7,846,072,430 $— $8,355,314,438
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 58,652,121 $ — $ 58,652,121
Restricted Currency (ARS) ................. — 17,199 — 17,199
Total Other Financial Instruments ......... $— $58,669,320 $— $58,669,320
Receivables:
Interest (ARS) ........................... $— $5,035,111 $— $5,035,111
Liabilities:
Other Financial Instruments:
Options written .......................... $ — $ 17,802,594 $ — $ 17,802,594
Forward exchange contracts ................ — 64,228,939 — 64,228,939
Total Other Financial Instruments ......... $— $82,031,533 $— $82,031,533
Payables:
Deferred Tax (ARS) ....................... $— $21,295 $— $21,295

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2021, the reconciliation is as follows:
12. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
a
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities :
Argentina .... $ 506,006,278 $ — $ — $ — $ (506,006,278) $ — $ — $ — $ — $ —
Short Term
Investments .. 32,820,953 — — — (32,820,953) — — — — —
Total Investments in
Securities ....... $538,827,231 $— $— $— $(538,827,231) $— $— $— $— $—
Other Financial Instruments:
Restricted Currency
(ARS) ......
$106,650 $— $— $— $(106,650) $— $— $— $— $—
Receivables:
Interest (ARS) .
$11,892,277 $— $— $— $(11,892,277) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$4,882,607 $— $— $— $(4,882,607) $— $— $— $— $—
Deferred Tax (ARS)
$30,205 $— $— $— $(30,205) $— $— $— $— $—
a
Transfers out of level 3 were as a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
11. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Bond Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
CER
Reference Stabilization Coefficient
Currency
ARS
Argentine Peso
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
USD
United States Dollar

Templeton Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton Global Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
Global Bond Fund (one of the funds constituting Templeton Income Trust, referred to hereafter as the "Fund") as of December
31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31,
2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Global Bond Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended December 31, 2021:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021:
Pursuant to: Amount Reported
Interest Earned from Federal Obligations Note (1) $41,796,633
Amount Reported
Foreign Taxes Paid $30,039,077
Foreign Source Income Earned $569,912,987

Templeton Income Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 120 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Income Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Michael Hasenstab, Ph.D.
(1973)
President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

406 A 02/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Templeton Global Bond Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT AND SHAREHOLDER LETTER
Templeton
International Bond
Fund
A Series of Templeton Income Trust
December 31, 2021
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
The 12 months ended December 31, 2021, saw
extraordinary conditions across global financial markets
as the world attempted to emerge from the COVID-19
pandemic. During 2021, global fixed income markets
endured multiple cycles of sharply rising and falling yields, broad U.S. dollar strengthening and reversals, idiosyncratic drivers in individual local-currency markets, massive
economic recoveries and setbacks, global supply chain
disruptions, rising inflationary pressures in the Americas
and Europe, and a major pivot toward global monetary
tightening in 2021’s second half after extraordinary, highly correlated global easing in 2020 and early 2021. Overall,
sovereign bond yields rose in most countries while the U.S.
dollar strengthened, although with intermittently declining
yields in various countries and shifting cycles of currency
appreciation/depreciation in individual currency pairings.
Through these varying conditions, we remained committed
to pursuing our investment objectives. In this environment,
global government bonds, as measured by the FTSE World
Government Bond Index, posted total returns of -6.97% and
-2.57% in U.S. dollar and local currency terms, respectively.
1
Historically, patient investors have achieved rewarding
results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program,
all hallmarks of the Templeton investment philosophy. We
continue to recommend investors consult their financial
professionals and review their portfolios to design a
long-term strategy and portfolio allocation that meet their
individual needs, goals and risk tolerance.
Templeton International Bond Fund’s annual report includes
more detail about prevailing conditions and a discussion
about investment decisions during the period. Please
remember all securities markets fluctuate, as do mutual fund share prices.
We thank you for investing with Franklin Templeton, welcome
your questions and comments, and look forward to serving
your investment needs in the years ahead.
Sincerely,
Michael Hasenstab, Ph.D.
Executive Vice President,
Chief Investment Officer of Templeton Global Macro
This letter reflects our analysis and opinions as of December
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report
2
Contents
Annual Report
Templeton International Bond Fund 3
Performance Summary 8
Your Fund’s Expenses 11
Financial Highlights and Statement of Investments 12
Financial Statements 22
Notes to Financial Statements 26
Report of Independent Registered
Public Accounting Firm 40
Tax Information 41
Board Members and Officers 42
Shareholder Information 47
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
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Annual Report
ANNUAL REPORT
Templeton International Bond Fund
This annual report for Templeton International Bond Fund
covers the fiscal year ended December 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks current income with capital appreciation
and growth of income. Under normal market conditions,
the Fund invests at least 80% of its net assets in bonds.
For purposes of the Fund’s 80% policy, bonds include
derivative instruments or other investments that have
economic characteristics similar to bonds. Bonds include
debt obligations of any maturity, such as bonds, notes, bills and debentures. The Fund invests predominantly in bonds
issued by governments, government-related entities and
government agencies located outside of the U.S.
*Includes foreign government and agency securities, money market funds and other net assets less liabilities.
Performance Overview
For the 12 months under review, the Fund’s Class A shares
posted a -6.65% cumulative total return. In comparison, the
Fund’s benchmark, the FTSE Non-USD World Government
Bond Index (WGBI), which measures performance of
investment-grade, non-U.S. world government bond
markets, posted a cumulative total return of -9.68% in U.S.
dollar terms for the same period.
1
You can find more of the
Fund’s performance data in the Performance Summary
beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236
.
Economic and Market Overview
The 12-month period ended December 31, 2021, was a tale
of two halves. The first half was characterized by exuberant optimism for an end to the COVID-19 pandemic, punctuated
by a surge in economic activity in the spring as lockdowns
were eased and economies reopened. The second half
was characterized by rising inflation and incremental shifts towards monetary tightening, with several emerging markets
entering rate hiking cycles ahead of the major developed
markets. On the whole, sovereign bond yields rose in most
countries during the period while the U.S. dollar (USD)
broadly strengthened, albeit with intermittent episodes of
declining yields in various countries and shifting cycles of currency appreciation/depreciation in individual currency
pairings.
The period began with sovereign bond yields rising sharply
across much of the world over the first three months. The
yield on the 10-year U.S. Treasury (UST) note would reach
its high mark for the entire period on March 31 at 1.74%,
82 basis points (bps) higher than where it finished 2020.
Vaccine distributions, ongoing stimulus measures and
optimism for improving economic conditions appeared to fuel
reflation expectations across global financial markets.
However, the harsh realities of the worldwide health
crisis and economic hardship continued to have profound
consequences for lives and livelihoods around the world
in the winter and early spring months of 2021. Vaccine
distributions progressively accelerated in many countries
during the first half of 2021, though supply setbacks notably affected areas of Europe in March and April. Governments
continued to struggle with balancing the needs of their
economies with the health of their citizens during much of
the first quarter of 2021 before higher vaccination rates and lower case levels enabled many regions to progressively
reopen their economies in the spring.
Rising yields strained valuations across many areas of the
global fixed income markets during 2021’s first three months.
USD-denominated sovereign credit sectors broadly saw
negative returns in January, February and March before
sharply reversing to generate offsetting positive returns in
April, May and June as UST yields pulled back from their
Portfolio Composition
12/31/21
% of Total Net
Assets
Foreign Government and Agency Securities 65.1%
Short-Term Investments & Other Net Assets* 34.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
17
.

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late-March peaks. Sovereign bond yields generally resumed
their rising trends in May and June amid rising inflation
in many areas of Europe and the Americas. In currency
markets, the USD broadly strengthened against a number
of developed market and emerging market currencies in the
first quarter of 2021, reversing the broad-based weakening
trend from the second half of 2020. Broad USD weakness
returned in April and May before the strengthening pattern
returned in June.
Business and consumer confidence surveys notably
strengthened in multiple regions during the second quarter of
2021, despite some growing concerns over the proliferation
of the Delta variant of COVID-19 in several parts of the
world in June. Economic activity continued to broadly
expand in many countries in the second quarter, largely
driven by strength in goods sectors and manufacturing, as
well as historically high savings rates in many countries
that helped fuel demand. On the whole, the second quarter
would represent the largest quarterly surge in GDP for most
countries in 2021.
In the second half of 2021, sovereign bond yields would
largely continue to rise across much of the world as central banks continued to wade deeper into monetary tightening
cycles. Developed market sovereign bond yields initially
declined in July and early August as the Delta variant
proliferated across multiple regions. The 10-year UST
note’s yield dropped to 1.17% on August 3 as risk aversion
resurfaced, its lowest level since mid-February. However,
sovereign bond yields largely trended higher from that point through the end of the year as investor sentiments appeared
to refortify.
In September, the U.S. Federal Reserve (Fed) announced
it would begin tapering its asset purchases in the fourth
quarter of 2021. The hawkish shift added further upward
pressure on UST yields and drove broad strengthening of
the USD. Sovereign bond yields continued to trend higher
in many regions over the following month, with the 10-
year UST note reaching 1.70% on October 21, its highest
yield since early April. Sovereign bond yields largely
maintained their levels over subsequent weeks until the
Omicron variant of COVID-19 emerged in the final days
of November, triggering broad-based risk aversion across
global financial markets and perceived safe-haven rallies in several developed market assets. Crude oil prices dropped
around 20% in November on global growth concerns, with
the bulk of the price adjustments occurring in the wake of the
Omicron news.
Sovereign bond yields declined in several developed
markets in late November and early December on the
heightened risk aversion before global growth concerns
eventually dissipated in the second half of the month,
even as COVID-19 cases surged to record levels. Disease
severity from Omicron appeared milder than previous
variants, leading to a significant decoupling of the trend
lines for case numbers (rising sharply) and mortality rates
(moderating). We expected COVID-19 variants to not derail
global growth momentum, though the risks continued to
bear monitoring. Commodity and energy prices ultimately
rebounded in December, recovering much of the price
corrections from the prior month as reflation sentiments
returned to global financial markets.
Manufacturing and business surveys largely continued to
remain at expansionary levels across much of the world
during the second half of 2021 but moderated from their
mid-year peaks. Consumer confidence surveys showed
similar trends. Labor market conditions generally continued
to improve in many countries, though labor shortages and
unemployment remained above prepandemic levels in
several regions. Overall, global growth showed signs of
moderating from the historically strong rebound in the first half of 2021 but remained largely resilient, in our view.
Inflation figures remained historically high across many parts of the world during the second half of the period, driven by a combination of factors that included resurgent economic
activity, supply disruptions in certain sectors, and the effects of massive fiscal and monetary stimulus measures. Headline
inflation (Consumer Price Index) in the U.S. remained at or
above 5.0% year-over-year from May through the end of
2021, coming in at 6.8% in November, its highest level since
1982.
A growing number of central banks pursued monetary
tightening measures in the second half of the year, with
persistent inflationary pressures in several emerging
markets motivating aggressive tightening responses. In
Latin America, Brazil’s central bank hiked its policy rate
by 725 bps in 2021, Chile by 350 bps, Peru by 225 bps,
Mexico by 150 bps and Colombia by 125 bps. In eastern
Europe, Russia hiked its policy rate by 425 bps, the Czech
Republic by 300 bps, Hungary by 180 bps and Poland by
165 bps. Most countries in Asia kept policy rates unchanged
as inflation generally remained more contained and within
central bank targets.
In developed markets, most central banks continued to keep
their policy rates unchanged at extraordinarily low levels
during the year, with some exceptions. Norway posted two
25-bp hikes in 2021 to bring its policy rate to 0.50%; the U.K.

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hiked its policy rate by 15 bps to 0.25% in December, its first rate adjustment since March 2020; New Zealand posted
consecutive 25-bp hikes in October and November, bringing
its policy rate to 0.75%; and South Korea hiked its policy rate
25 bps in August and November to 1.00%. Other developed
market central banks, such as in Canada, Sweden and
Australia, remained on hold with policy rates in 2021, but
were at various stages of tapering their asset purchase
programs
The Fed kept the federal funds target rate unchanged
(0.00% to 0.25%) at each of its policy meetings during
the period but it began tapering its asset purchases in
November. However, the Fed quickly shifted in a hawkish
direction at its December meeting, doubling the pace of its
asset purchase tapering for January. The accelerated pace
put the asset purchase program on schedule to conclude by
March 2022, enabling a rate hiking cycle to start in March
or May, earlier than previously indicated at the November
meeting. Additionally, the Fed’s dot plot survey in December showed that 12 of 18 officials expect at least three rate hikes in 2022, a substantial change from the September survey
that saw nine of 18 officials project no hikes until 2023. We expected UST term premiums to ratchet higher in upcoming
quarters, with a bear-flattening effect driven by rising yields in the short- to intermediate-term range of the yield curve.
The European Central Bank (ECB) kept monetary policy
largely unchanged during the period, leaving the main
refinancing operations rate at 0.0% and the main deposit
facility rate at -0.5%. ECB President Christine Lagarde
reaffirmed at the October and December meetings that
key rates will likely remain unchanged through 2022.
The ongoing accommodative policy stance from the ECB
appeared likely to diverge substantially from the tightening trajectory of the Fed in 2022. We expected the euro to
weaken against the USD given negative rates and widening
rate differentials with the U.S., as well as greater headwinds to growth in Europe.
The Bank of Japan (BOJ) also kept monetary policy
largely unchanged during the period, leaving the overnight
interest rate at -0.1% and the yield target on the 10-
year Japanese government bond at 0.0%. In December,
the BOJ announced plans to scale down its emergency
pandemic purchasing measures by tapering its corporate
debt purchases to precrisis levels by April. We expected
the Japanese yen to face headwinds from widening rate
differentials with the U.S.
Overall, most developed markets saw 10-year sovereign
bond yields rise during the period, including Norway,
Sweden, the U.K., South Korea, Canada and core Europe.
The yield on the 10-year UST note finished the year at
1.51%, 59 bps higher than where it ended 2020. In emerging
markets, 10-year sovereign bond yields rose sharply
across much of Latin America, including Brazil, Mexico,
Colombia, Chile and Peru. In eastern Europe, 10-year
yields trended higher in Poland, Hungary, Russia and the
Czech Republic on elevated inflation and ongoing monetary
tightening. Yields also rose in much of Asia, including
India, Indonesia, Thailand and Singapore, but declined in
China. USD-denominated sovereign credit sectors broadly
saw moderately negative returns for the period (with some
exceptions in individual countries), as the investment-
grade credit tiers came under pressure from the rising yield environment while high-yield credit tiers largely endured
additional spread widening.
In currency markets, the USD broadly strengthened against
most developed market and emerging market currencies
in 2021, appreciating against the euro, the British pound,
the Japanese yen, the South Korean won, the Australian
dollar and the New Zealand dollar. In specific pairings, the
Norwegian krone and the Canadian dollar appreciated
against the euro, while the Swedish krona depreciated. In
emerging markets, the USD depreciated against the Chinese
yuan, but appreciated against most currencies in Latin
America and Asia, including the Brazilian real, Mexican peso,
Colombian peso, Chilean peso, Indian rupee, Indonesian
rupiah, Singapore dollar and Thai baht.
Investment Strategy
We invest selectively in non-U.S. bonds around the world
based upon our assessment of changing market, political
and economic conditions. While seeking opportunities, we
monitor various factors including changes in interest rates, currency exchange rates and credit risks. For purposes of
pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative
instruments, principally currency and cross currency
forwards, but it may also use currency and currency index
futures contracts and currency options. The Fund may also
enter into various other transactions involving derivatives, including interest-rate/bond futures and swap agreements
(which may include interest rate and credit default swaps).

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Manager’s Discussion
The successful development of vaccines against COVID-19
in final months of 2020 substantially changed our outlook
and positioning for 2021. In the weeks before the 12-month
reporting period began, we significantly shifted the emphasis of the Fund’s strategic positioning from a safe-haven stance toward an increasing allocation to risk assets. We expected
a rebound in global economic activity and improving
economic conditions in the spring and summer months of
2021 as vaccines were progressively distributed and people
increasingly reengaged with the world. We were actively
constructive in a number of regions throughout the 12-month
period, particularly in areas of Asia that appeared to be at the forefront of the global economic recovery.
Overall, the Fund was focused on three core themes
during the period: (1) value in select currencies against
the USD and the euro, specifically in countries with strong
trade dynamics, current account surpluses, better fiscal
management and stronger growth potential, notably in Asia;
(2) avoiding interest-rate risks in low-yielding developed
markets; and (3) pursuing sovereign bonds with relatively
higher yields in a select set of resilient emerging markets.
At the beginning of the period, the Fund held overweighted
positions in specific currencies against the USD and the
euro. We held notable exposures to the Chinese yuan,
the South Korean won, the Indian rupee, the Indonesian
rupiah and the Japanese yen against the USD. We added
exposure to the Singapore dollar in April, the New Zealand
dollar in June and the Thai baht in December. We held
an overweighted position in the Japanese yen through
February, then reduced it to a neutral weight in March
and an underweighting in April. We further reduced the
underweighted position in May and November. In the
Europe, Middle East and Africa region, we held exposures
in the Norwegian krone and Swedish krona against the euro
throughout 2021. In the Americas, we held long exposure to
the Canadian dollar against the euro, and long exposures
to the Colombian peso and Brazilian real against the USD.
In May, we added exposure to the Chilean peso against the
USD. During the period, we used currency forwards and
currency options to actively manage currency exposures.
We also continued to focus on compelling risk-adjusted
yields in various local-currency bond markets, specifically
in countries with resilient economies and strong trade
dynamics. We continued to largely avoid developed market
duration exposures in preference for higher yields available in select emerging markets, notably including Indonesia,
India, Mexico, Colombia, Brazil and Ghana, among others.
After exiting our local-currency position in Brazil in the first quarter of 2021 due to acute political and economic risks,
we reestablished the position in the second quarter as
political compromises in the spring and better-than expected economic figures supported an improved outlook. In July, we
added to our local-currency position in Brazil and reduced
our position in Mexico. We also saw pockets of value in
certain USD-denominated sovereign credits during the
reporting period, but we continued to largely prefer specific valuations in the local-currency markets over the more fully valued credit markets.
During the period, the Fund’s negative absolute performance
was primarily due to currency positions. Interest-rate
strategies contributed to absolute results, while sovereign
credit exposures had a largely neutral effect. Among
currencies, positions in the Japanese yen, South Korean
won, Argentine peso, Colombian peso and Chilean peso
detracted from absolute performance. However, the
Fund’s net-negative exposure to the euro contributed to
absolute results, as did its positions in the Norwegian krone and Canadian dollar against the euro. Its position in the
Chinese yuan against the USD also contributed to absolute
performance. The Fund maintained a defensive approach
regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Duration
exposures in Argentina, Indonesia and Ghana contributed to
absolute results.
On a relative basis, the Fund’s performance fared better
than that of its benchmark index primarily due to interest-rate strategies. Currency positions detracted from relative results, while sovereign credit exposures had a largely neutral effect.
Overweighted duration exposures in Argentina, Indonesia
and Ghana contributed to relative performance, as did the
Fund’s lack of duration exposure in the euro area. Among
currencies, overweighted positions in the South Korean won,
Argentine peso, Colombian peso and Chilean peso detracted
from relative results. However, the Fund’s underweighted
exposure to the euro contributed to relative performance, as did its overweighted positions in the Norwegian krone and
Geographic Composition
12/31/21
% of Total
Net Assets
Asia 39.5%
Latin America & Caribbean 16.4%
Middle East & Africa 4.8%
Australia & New Zealand 4.4%
Short-Term Investments & Other Net Assets 34.9%

Templeton International Bond Fund
7
franklintempleton.com
Annual Report
Canadian dollar against the euro. Its overweighted position
in the Chinese yuan against the USD also contributed to
relative results.
Thank you for your continued participation in Templeton
International Bond Fund. We look forward to serving your
future investment needs.
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2021
Templeton International Bond Fund
8
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Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com .
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year -6.65% -10.14%
5-Year -6.61% -2.10%
10-Year +3.11% -0.07%
Advisor
1-Year -6.52% -6.52%
5-Year -5.52% -1.13%
10-Year +5.74% +0.56%
See page 10 for Performance Summary footnotes.

Templeton International Bond Fund
Performance Summary
9
franklintempleton.com
Annual Report
See page 10 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(1/1/12–12/31/21)
Advisor Class
(1/1/12–12/31/21)

Templeton International Bond Fund
Performance Summary
10
franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. The markets for particular securities or types of securities are or may become relatively illiquid. Reduced liquidity will have an adverse impact on the security’s value and on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific market event. Foreign securities involve special risks, including currency fluctuations (which may be significant over the short term) and economic and political uncertainties; investments in emerging markets involve heightened risks related to the same factors. Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a government entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due. Investments in lower rated bonds include higher risk of default and loss of principal. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline.
Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 4/30/22. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Source: Morningstar. The FTSE Non-USD WGBI is a market capitalization-weighted index consisting of investment-grade world government bond markets; it includes all
WGBI countries except the U.S. and is stated in U.S. dollar terms.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/21–12/31/21)
Share Class
Tax Return
of Capital
A $0.2499
C $0.2107
R $0.2272
R6 $0.2833
Advisor $0.2715
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.03% 1.25%
Advisor 0.78% 1.00%

Your Fund’s Expenses
Templeton International Bond Fund
11
franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/21
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
Ending
Account
Value 12/31/21
Expenses
Paid During
Period
7/1/21–12/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $963.60 $5.01 $1,020.10 $5.15 1.01%
C $1,000 $961.30 $6.94 $1,018.13 $7.14 1.40%
R $1,000 $962.50 $6.32 $1,018.76 $6.50 1.28%
R6 $1,000 $964.40 $3.02 $1,022.13 $3.11 0.61%
Advisor $1,000 $963.70 $3.63 $1,021.51 $3.74 0.73%

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
12
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.01 $9.77 $10.14 $10.57 $10.61
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.20 0.42 0.40 0.42
Net realized and unrealized gains (losses) ........... (0.82) (0.75) (0.23) (0.22) (0.18)
Total from investment operations .................... (0.59) (0.55) 0.19 0.18 0.24
Less distributions from:
Net investment income and net foreign currency gains .. — (—)
c
(0.56) (0.59) (0.28)
Net realized gains ............................. — — — (0.01) —
Tax return of capital ............................ (0.25) (0.21) — (0.01) —
Total distributions ............................... (0.25) (0.21) (0.56) (0.61) (0.28)
Net asset value, end of year ....................... $8.17 $9.01 $9.77 $10.14 $10.57
Total return
d
................................... (6.65)% (5.66)% 1.86% 1.82% 2.25%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.37% 1.21% 1.20% 1.26% 1.44%
Expenses net of waiver and payments by affiliates ....... 0.99% 1.00% 1.00% 0.99% 0.99%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.99%
e
0.99% 0.98% 0.98% 0.99%
e
Net investment income ........................... 2.69% 2.12% 4.18% 3.93% 3.87%
Supplemental data
Net assets, end of year (000’s) ..................... $17,129 $22,455 $39,532 $38,856 $71,262
Portfolio turnover rate ............................ 60.68% 86.26% 24.26% 43.13% 88.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
13
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.02 $9.78 $10.16 $10.58 $10.62
Income from investment operations
a
:
Net investment income
b
......................... 0.19 0.16 0.39 0.36 0.38
Net realized and unrealized gains (losses) ........... (0.81) (0.75) (0.25) (0.21) (0.18)
Total from investment operations .................... (0.62) (0.59) 0.14 0.15 0.20
Less distributions from:
Net investment income and net foreign currency gains .. — (—)
c
(0.52) (0.55) (0.24)
Net realized gains ............................. — — — (0.01) —
Tax return of capital ............................ (0.21) (0.17) — (0.01) —
Total distributions ............................... (0.21) (0.17) (0.52) (0.57) (0.24)
Net asset value, end of year ....................... $8.19 $9.02 $9.78 $10.16 $10.58
Total return
d
................................... (6.96)% (6.03)% 1.35% 1.52% 1.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.71% 1.61% 1.60% 1.66% 1.84%
Expenses net of waiver and payments by affiliates ....... 1.39% 1.40% 1.40% 1.39% 1.39%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.39%
e
1.39% 1.38% 1.38% 1.39%
e
Net investment income ........................... 2.22% 1.70% 3.78% 3.53% 3.47%
Supplemental data
Net assets, end of year (000’s) ..................... $1,365 $3,541 $6,694 $8,654 $9,733
Portfolio turnover rate ............................ 60.68% 86.26% 24.26% 43.13% 88.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
14
a
Year Ended December 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.01 $9.76 $10.14 $10.56 $10.61
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.17 0.41 0.39 0.40
Net realized and unrealized gains (losses) ........... (0.82) (0.73) (0.25) (0.22) (0.19)
Total from investment operations .................... (0.61) (0.56) 0.16 0.17 0.21
Less distributions from:
Net investment income and net foreign currency gains .. — (—)
c
(0.54) (0.57) (0.26)
Net realized gains ............................. — — — (0.01) —
Tax return of capital ............................ (0.23) (0.19) — (0.01) —
Total distributions ............................... (0.23) (0.19) (0.54) (0.59) (0.26)
Net asset value, end of year ....................... $8.17 $9.01 $9.76 $10.14 $10.56
Total return .................................... (6.90)% (5.83)% 1.52% 1.67% 1.92%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.63% 1.46% 1.45% 1.51% 1.69%
Expenses net of waiver and payments by affiliates ....... 1.24% 1.25% 1.25% 1.24% 1.24%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.24%
d
1.24% 1.23% 1.23% 1.24%
d
Net investment income ........................... 2.41% 1.82% 3.93% 3.68% 3.62%
Supplemental data
Net assets, end of year (000’s) ..................... $107 $138 $254 $300 $286
Portfolio turnover rate ............................ 60.68% 86.26% 24.26% 43.13% 88.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended December 31, Year Ended
December 31,
2017
a
2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.01 $9.77 $10.15 $10.57 $10.78
Income from investment operations
b
:
Net investment income
c
......................... 0.22 0.19 0.45 0.45 0.18
Net realized and unrealized gains (losses) ........... (0.78) (0.70) (0.23) (0.22) (0.24)
Total from investment operations .................... (0.56) (0.51) 0.22 0.23 (0.06)
Less distributions from:
Net investment income and net foreign currency gains .. — (—)
d
(0.60) (0.63) (0.15)
Net realized gains ............................. — — — (0.01) —
Tax return of capital ............................ (0.28) (0.25) — (0.01) —
Total distributions ............................... (0.28) (0.25) (0.60) (0.65) (0.15)
Net asset value, end of year ....................... $8.17 $9.01 $9.77 $10.15 $10.57
Total return
e
................................... (6.29)% (5.29)% 2.14% 2.28% (0.61)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.94% 0.80% 1.24% 1.09% 0.99%
Expenses net of waiver and payments by affiliates ....... 0.60% 0.61% 0.62% 0.66% 0.68%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.60%
g
0.60% 0.60% 0.65% 0.68%
g
Net investment income ........................... 2.55% 2.14% 4.56% 4.26% 4.39%
Supplemental data
Net assets, end of year (000’s) ..................... $8,242 $47,663 $3,878 $904 $414
Portfolio turnover rate ............................ 60.68% 86.26% 24.26% 43.13% 88.62%
a
For the period August 1, 2017 (effective date) to December 31, 2017.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Financial Highlights
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a
Year Ended December 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $9.02 $9.78 $10.15 $10.58 $10.62
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.21 0.45 0.44 0.45
Net realized and unrealized gains (losses) ........... (0.83) (0.73) (0.23) (0.23) (0.18)
Total from investment operations .................... (0.58) (0.52) 0.22 0.21 0.27
Less distributions from:
Net investment income and net foreign currency gains .. — (—)
c
(0.59) (0.62) (0.31)
Net realized gains ............................. — — — (0.01) —
Tax return of capital ............................ (0.27) (0.24) — (0.01) —
Total distributions ............................... (0.27) (0.24) (0.59) (0.64) (0.31)
Net asset value, end of year ....................... $8.17 $9.02 $9.78 $10.15 $10.58
Total return .................................... (6.52)% (5.41)% 2.12% 2.07% 2.51%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.99% 0.96% 0.95% 1.01% 1.19%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.75% 0.75% 0.74% 0.74%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.74%
d
0.74% 0.73% 0.73% 0.74%
d
Net investment income ........................... 2.88% 2.30% 4.43% 4.18% 4.12%
Supplemental data
Net assets, end of year (000’s) ..................... $24,744 $284,611 $393,873 $346,303 $276,074
Portfolio turnover rate ............................ 60.68% 86.26% 24.26% 43.13% 88.62%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, adjustments to interest income for the inflation-indexed bonds, and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Income Trust
Statement of Investments, December 31, 2021
Templeton International Bond Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 65.1%
Argentina 2.6%
a
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 136,313,234 ARS $ 664,789
Index Linked, 1.5%, 3/25/24 ....... 140,620,907 ARS 673,046
1,337,835
Australia 4.4%
b
Australia Government Bond, Reg S,
5.75%, 7/15/22 ................ 3,055,000 AUD 2,286,146
Brazil 9.2%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 21,060,000 BRL 3,697,183
10%, 1/01/29 .................. 2,370,000 BRL 412,163
10%, 1/01/31 .................. 3,780,000 BRL 651,200
4,760,546
Colombia 4.6%
Colombia Titulos de Tesoreria , B, 7.5%,
8/26/26 ...................... 9,664,000,000 COP 2,359,155
Ghana 4.8%
Ghana Government Bond ,
18.25%, 7/25/22 ................ 50,000 GHS 8,207
17.6%, 11/28/22 ................ 130,000 GHS 21,028
20.75%, 1/16/23 ................ 50,000 GHS 8,278
19%, 9/18/23 .................. 50,000 GHS 8,075
19.25%, 11/27/23 ............... 280,000 GHS 45,261
21.7%, 3/17/25 ................ 5,880,000 GHS 985,817
19.25%, 6/23/25 ................ 3,560,000 GHS 564,820
Senior Note, 18.3%, 3/02/26 ...... 5,530,000 GHS 846,799
Senior Note , 18.5%, 1/02/23 ...... 50,000 GHS 8,120
2,496,405
India 3.9%
India Government Bond ,
8.2%, 9/24/25 ................. 104,400,000 INR 1,521,029
7.27%, 4/08/26 ................ 33,000,000 INR 466,650
1,987,679
Indonesia 13.0%
Indonesia Government Bond ,
FR81, 6.5%, 6/15/25 ............ 57,090,000,000 IDR 4,221,916
FR86, 5.5%, 4/15/26 ............ 34,800,000,000 IDR 2,480,988
6,702,904
Singapore 1.7%
Singapore Government Bond, 2.375%,
6/01/25 ...................... 1,157,000 SGD 893,435
South Korea 20.9%
Korea Treasury Bond, 1.875%, 6/10/26 12,881,220,000 KRW 10,769,867
Total Foreign Government and Agency Securities (Cost $35,316,871) ..............
33,593,972

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
Short Term Investments 30.2%
a a
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 2.7%
Thailand 2.7%
c
Thailand Treasury Bills ,
3/24/22 ...................... 26,950,000 THB $ 810,668
5/11/22 ...................... 790,000 THB 23,749
6/22/22 ...................... 18,550,000 THB 557,318
1,391,735
Total Foreign Government and Agency Securities (Cost $1,373,371) ...............
1,391,735
Industry Shares
Money Market Funds 27.5%
United States 27.5%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 14,191,046 14,191,046
Total Money Market Funds (Cost $14,191,046) ..................................
14,191,046
a a a a a
Total Short Term Investments (Cost $15,564,417 ) ................................
15,582,781
a a a
Total Investments (Cost $50,881,288) 95.3% ....................................
$49,176,753
Other Assets, less Liabilities 4.7% .............................................
2,410,487
Net Assets 10 0.0% ...........................................................
$51,587,240
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation. See Note 1(g).
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2021, the value of this security was $2,286,146, representing 4.4% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
At December 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 446,000,635 545,026 1/07/22 $ — $ (21,772)
Chilean Peso ...... JPHQ Sell 446,000,635 534,959 1/07/22 11,705 —
Chilean Peso ...... GSCO Buy 338,307,069 412,162 1/10/22 — (15,423)
Chilean Peso ...... GSCO Sell 338,307,069 406,243 1/10/22 9,504 —
Chinese Yuan ...... CITI Buy 19,192,940 2,923,970 1/12/22 89,169 —
Chinese Yuan ...... CITI Sell 17,769,800 2,772,416 1/12/22 — (17,301)
Chilean Peso ...... JPHQ Buy 735,900,000 926,826 1/13/22 — (64,187)
Chilean Peso ...... JPHQ Sell 735,900,000 882,057 1/13/22 19,418 —
Chilean Peso ...... GSCO Buy 234,437,244 290,145 1/14/22 — (15,371)
Chilean Peso ...... GSCO Sell 234,437,244 281,292 1/14/22 6,518 —
Chinese Yuan ...... HSBK Buy 20,781,470 3,192,954 1/18/22 68,284 —
Euro ............. DBAB Sell 1,200,562 12,211,274 SEK 1/18/22 — (16,018)
Mexican Peso ...... CITI Buy 7,844,000 372,548 1/18/22 8,754 —
Mexican Peso ...... CITI Sell 7,844,000 378,699 1/18/22 — (2,603)
Swedish Krona ..... DBAB Sell 12,211,274 1,209,210 EUR 1/18/22 25,859 —
Chilean Peso ...... JPHQ Buy 851,760,000 1,043,824 1/21/22 — (46,495)
Chilean Peso ...... JPHQ Sell 851,760,000 1,020,096 1/21/22 22,768 —
South Korean Won .. CITI Buy 1,940,300,000 1,689,421 1/21/22 — (58,350)
Indian Rupee ...... JPHQ Buy 45,118,800 584,516 1/27/22 19,672 —
Indian Rupee ...... JPHQ Sell 45,118,800 602,387 1/27/22 — (1,801)
Canadian Dollar .... CITI Sell 80,000 55,862 EUR 2/03/22 323 —
Canadian Dollar .... DBAB Sell 8,286,000 5,785,513 EUR 2/03/22 33,043 —
Canadian Dollar .... HSBK Sell 444,832 310,542 EUR 2/03/22 1,715 —
Euro ............. CITI Sell 53,787 80,000 CAD 2/03/22 2,038 —
Euro ............. DBAB Sell 5,588,077 8,286,000 CAD 2/03/22 191,699 —
Euro ............. HSBK Sell 300,074 444,832 CAD 2/03/22 10,201 —
Chilean Peso ...... JPHQ Buy 445,999,365 543,398 2/07/22 — (22,477)
Chilean Peso ...... JPHQ Sell 263,000,000 314,319 2/07/22 7,138 —
Australian Dollar .... CITI Buy 8,607,000 6,212,972 2/10/22 42,000 —
Australian Dollar .... CITI Sell 8,607,000 6,281,346 2/10/22 26,374 —
Chilean Peso ...... GSCO Buy 260,850,000 321,177 2/10/22 — (16,658)
Indian Rupee ...... CITI Buy 32,885,300 434,531 2/10/22 5,179 —
Indian Rupee ...... CITI Sell 32,885,300 438,354 2/10/22 — (1,356)
Chilean Peso ...... GSCO Buy 459,371,617 581,778 2/11/22 — (45,592)
Australian Dollar .... HSBK Buy 8,612,726 6,215,785 2/17/22 43,399 —
Australian Dollar .... HSBK Sell 8,612,726 6,328,115 2/17/22 68,931 —
Australian Dollar .... JPHQ Buy 8,596,000 6,204,083 2/17/22 42,945 —
Australian Dollar .... JPHQ Sell 8,596,000 6,317,415 2/17/22 70,387 —
Australian Dollar .... MSCO Buy 1,070,000 772,483 2/17/22 5,125 —
Australian Dollar .... MSCO Sell 1,225,000 899,483 2/17/22 9,231 —
Euro ............. HSBK Sell 8,960,904 1,163,954,255 JPY 2/17/22 — (86,929)
Japanese Yen ...... HSBK Sell 1,159,047,252 8,960,904 EUR 2/17/22 147,927 (18,351)
Chinese Yuan ...... JPHQ Buy 14,438,800 2,244,524 2/22/22 16,495 —
Euro ............. CITI Buy 3,500,000 3,970,839 2/22/22 14,652 —
Euro ............. CITI Sell 3,500,000 4,059,314 2/22/22 76,332 (2,509)
Euro ............. CITI Sell 2,449,810 314,851,973 JPY 2/24/22 — (53,205)
Japanese Yen ...... CITI Sell 315,803,577 2,449,809 EUR 2/24/22 44,934 —
Canadian Dollar .... MSCO Sell 1,386,400 967,602 EUR 2/25/22 5,569 —
Euro ............. MSCO Sell 925,980 1,386,400 CAD 2/25/22 41,830 —
Chinese Yuan ...... BOFA Buy 3,535,710 540,612 3/09/22 12,558 —
Euro ............. DBAB Sell 1,111,066 11,382,500 NOK 3/15/22 24,195 —
Euro ............. DBAB Sell 1,199,720 12,211,231 SEK 3/16/22 — (15,894)

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... DBAB Sell 12,211,231 1,208,133 EUR 3/16/22 $ 25,479 $ —
New Zealand Dollar . CITI Buy 1,670,000 1,127,500 3/21/22 13,703 —
Indian Rupee ...... SCNY Buy 180,900,000 2,359,463 3/22/22 46,127 —
Indian Rupee ...... SCNY Sell 180,900,000 2,400,159 3/22/22 — (5,431)
Singapore Dollar .... CITI Buy 3,100,000 2,294,342 3/22/22 3,280 —
Euro ............. CITI Sell 1,389,251 181,393,105 JPY 3/31/22 — (6,103)
Japanese Yen ...... CITI Sell 179,158,593 1,389,251 EUR 3/31/22 25,531 —
Euro ............. JPHQ Sell 4,307,285 560,782,663 JPY 4/01/22 — (33,023)
Euro ............. JPHQ Sell 14,564,889 148,950,000 NOK 4/01/22 274,672 —
Japanese Yen ...... JPHQ Sell 555,516,102 4,307,285 EUR 4/01/22 78,816 —
Norwegian Krone ... JPHQ Sell 136,310,000 13,502,210 EUR 4/01/22 — (53,845)
Indian Rupee ...... JPHQ Buy 45,246,500 595,976 4/07/22 4,047 —
Indian Rupee ...... JPHQ Sell 45,246,500 597,977 4/07/22 — (2,047)
Indian Rupee ...... CITI Buy 43,960,600 580,338 4/08/22 2,561 —
Indian Rupee ...... CITI Sell 20,000,000 264,201 4/08/22 — (991)
Indian Rupee ...... JPHQ Buy 58,526,500 771,405 4/08/22 4,631 —
Indian Rupee ...... CITI Buy 52,990,400 695,047 4/12/22 7,237 —
Indian Rupee ...... HSBK Buy 53,040,300 694,517 4/12/22 8,428 —
Mexican Peso ...... CITI Buy 59,865,000 2,803,824 4/13/22 61,304 —
Mexican Peso ...... CITI Sell 59,865,000 2,861,616 4/13/22 — (3,512)
Euro ............. DBAB Sell 1,927,639 19,538,000 SEK 4/14/22 — (35,523)
Swedish Krona ..... DBAB Sell 19,538,000 1,931,882 EUR 4/14/22 40,360 —
Euro ............. DBAB Sell 1,460,326 14,653,500 SEK 4/19/22 — (43,418)
Swedish Krona ..... DBAB Sell 9,600,000 949,336 EUR 4/19/22 20,038 —
Euro ............. HSBK Sell 3,273,700 434,843,996 JPY 4/25/22 48,916 —
Japanese Yen ...... HSBK Sell 422,299,405 3,273,700 EUR 4/25/22 60,201 —
Euro ............. HSBK Buy 1,250,000 1,420,147 4/27/22 5,503 —
Euro ............. HSBK Sell 1,250,000 1,462,375 4/27/22 36,725 —
Canadian Dollar .... HSBK Sell 444,836 309,788 EUR 5/03/22 1,748 —
Euro ............. HSBK Sell 299,472 444,836 CAD 5/03/22 10,020 —
Chilean Peso ...... GSCO Buy 439,732,455 554,392 5/11/22 — (48,732)
Euro ............. DBAB Sell 735,401 7,405,998 SEK 5/18/22 — (19,301)
Euro ............. HSBK Buy 180,000 203,868 5/18/22 1,547 —
Euro ............. HSBK Sell 760,000 866,651 5/18/22 — (654)
Canadian Dollar .... GSCO Sell 1,100,600 765,948 EUR 5/24/22 4,373 —
Euro ............. GSCO Sell 763,431 1,100,600 CAD 5/24/22 — (1,500)
Japanese Yen ...... CITI Buy 520,000,000 4,574,646 5/24/22 — (49,319)
Japanese Yen ...... CITI Sell 306,700,000 2,707,020 5/24/22 37,948 —
Australian Dollar .... CITI Sell 6,754,000 5,048,874 6/07/22 138,640 —
Japanese Yen ...... CITI Buy 569,985,000 5,048,684 6/07/22 — (87,205)
Japanese Yen ...... CITI Sell 569,985,000 5,000,088 6/07/22 38,608 —
Euro ............. DBAB Sell 1,070,751 10,826,900 SEK 6/15/22 — (23,810)
Euro ............. DBAB Sell 265,293 2,701,400 NOK 6/16/22 2,602 —
Euro ............. DBAB Sell 1,532,338 15,689,000 NOK 6/20/22 24,391 —
Euro ............. CITI Sell 1,377,485 14,183,000 NOK 6/21/22 30,842 —
Euro ............. DBAB Sell 1,457,625 14,653,500 SEK 7/19/22 — (42,755)
Japanese Yen ...... CITI Buy 545,052,000 4,814,671 7/20/22 — (66,217)
Japanese Yen ...... CITI Sell 265,000,000 2,326,523 7/20/22 17,862 —
Euro ............. CITI Sell 3,275,000 3,835,811 7/26/22 90,729 —
Canadian Dollar .... BOFA Sell 1,640,000 1,137,958 EUR 8/02/22 6,242 —
Canadian Dollar .... HSBK Sell 1,871,500 1,298,656 EUR 8/02/22 7,199 —
Euro ............. BOFA Sell 3,417,075 4,951,000 CAD 8/02/22 2,097 —
Euro ............. HSBK Sell 1,293,620 1,871,500 CAD 8/02/22 — (1,439)
Euro ............. HSBK Sell 307,834 444,832 CAD 8/03/22 — (766)
Total Forward Exchange Contracts ................................................... $2,408,278 $(1,047,883)
Net unrealized appreciation (depreciation) ............................................ $1,360,395

Templeton Income Trust
Statement of Investments
Templeton International Bond Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
See Note  10  regarding other derivative information.
See Abbreviations on page 39 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
22
Templeton
International
Bond Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $36,690,242
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 14,191,046
Value - Unaffiliated issuers .................................................................. $34,985,707
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 14,191,046
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 560,000
Restricted currency, at value (cost $960) (Note 1e) .................................................. 951
Foreign currency, at value (cost $623,575) ........................................................ 629,951
Receivables:
Capital shares sold ........................................................................ 96,350
Interest ................................................................................. 641,139
Affiliates ................................................................................ 40,614
Deposits with brokers for:
OTC derivative contracts .................................................................. 300,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 2,408,278
Total assets .......................................................................... 53,854,036
Liabilities:
Payables:
Capital shares redeemed ................................................................... 320,268
Distribution fees .......................................................................... 4,635
Transfer agent fees ........................................................................ 191,199
Deposits from brokers for:
OTC derivative contracts .................................................................. 560,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,047,883
Deferred tax ............................................................................... 8,437
Accrued expenses and other liabilities ........................................................... 134,374
Total liabilities ......................................................................... 2,266,796
Net assets, at value ................................................................. $51,587,240
Net assets consist of:
Paid-in capital ............................................................................. $101,777,156
Total distributable earnings (losses) ............................................................. (50,189,916)
Net assets, at value ................................................................. $51,587,240

Templeton Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
23
Templeton
International
Bond Fund
Class A:
Net assets, at value ....................................................................... $17,129,030
Shares outstanding ........................................................................ 2,096,089
Net asset value per share
a
.................................................................. $8.17
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $8.49
Class C:
Net assets, at value ....................................................................... $1,364,540
Shares outstanding ........................................................................ 166,606
Net asset value and maximum offering price per share
a
............................................. $8.19
Class R:
Net assets, at value ....................................................................... $107,296
Shares outstanding ........................................................................ 13,132
Net asset value and maximum offering price per share ............................................. $8.17
Class R6:
Net assets, at value ....................................................................... $8,242,275
Shares outstanding ........................................................................ 1,008,562
Net asset value and maximum offering price per share ............................................. $8.17
Advisor Class:
Net assets, at value ....................................................................... $24,744,099
Shares outstanding ........................................................................ 3,028,123
Net asset value and maximum offering price per share ............................................. $8.17
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Templeton Income Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
24
Templeton
International
Bond Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $5,007
Interest: (net of foreign taxes of $234,634)
Unaffiliated issuers:
Inflation principal adjustments .............................................................. 1,828,428
Paid in cash
a
........................................................................... 8,602,582
Total investment income ................................................................... 10,436,017
Expenses:
Management fees (Note 3 a ) ................................................................... 1,986,679
Distribution fees: (Note 3c )
    Class A ................................................................................ 49,567
    Class C ................................................................................ 16,245
    Class R ................................................................................ 560
Transfer agent fees: (Note 3e )
Class A ................................................................................ 34,682
    Class C ................................................................................ 4,302
    Class R ................................................................................ 196
    Class R6 ............................................................................... 13,414
    Advisor Class ............................................................................ 440,835
Custodian fee s (Note 4 ) ...................................................................... 73,117
Reports to shareholders fees .................................................................. 55,192
Registration and filing fees .................................................................... 78,048
Professional fees ........................................................................... 113,647
Trustees' fees and expenses .................................................................. 23,994
Other .................................................................................... 60,436
Total expenses ......................................................................... 2,950,914
Expense reductions (Note 4 ) ............................................................... (3,903)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (757,563)
Net expenses ......................................................................... 2,189,448
Net investment income ................................................................ 8,246,569
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $68,118)
Unaffiliated issuers ...................................................................... (38,640,124)
Written options ........................................................................... 434,042
Foreign currency transactions ................................................................ (347,098)
Forward exchange contracts ................................................................. (12,101,030)
Net realized gain (loss) .................................................................. (50,654,210)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 10,601,631
Translation of other assets and liabilities denominated in foreign currencies .............................. (74,009)
Written options ........................................................................... (8,479)
Forward exchange contracts ................................................................. 13,165,098
Change in deferred taxes on unrealized appreciation ............................................... 70,502
Net change in unrealized appreciation (depreciation) ............................................ 23,754,743
Net realized and unrealized gain (loss) ............................................................ (26,899,467)
Net increase (decrease) in net assets resulting from operations .......................................... $(18,652,898)
a
Includes amortization of premium and accretion of discount.

Templeton Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
25
Templeton International Bond Fund
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,246,569 $8,936,077
Net realized gain (loss) ................................................. (50,654,210) (40,317,273)
Net change in unrealized appreciation (depreciation) ........................... 23,754,743 8,387,387
Net increase (decrease) in net assets resulting from operations ................ (18,652,898) (22,993,809)
Distributions to shareholders:
Class A ............................................................. — (7,709)
Class C ............................................................. — (1,269)
Class R ............................................................. — (55)
Class R6 ............................................................ — (6,250)
Advisor Class ........................................................ — (115,519)
Distributions to shareholders from tax return of capital:
Class A ............................................................. (578,991) (584,021)
Class C ............................................................. (61,065) (96,112)
Class R ............................................................. (2,897) (4,195)
Class R6 ............................................................ (540,507) (473,513)
Advisor Class ........................................................ (8,663,500) (8,751,774)
Total distributions to shareholders .......................................... (9,846,960) (10,040,417)
Capital share transactions: (Note 2 )
Class A ............................................................. (3,379,488) (14,984,775)
Class C ............................................................. (1,935,439) (2,707,500)
Class R ............................................................. (19,647) (96,363)
Class R6 ............................................................ (37,414,170) 44,431,591
Advisor Class ........................................................ (235,572,264) (79,432,266)
Total capital share transactions ............................................ (278,321,008) (52,789,313)
Net increase (decrease) in net assets ................................... (306,820,866) (85,823,539)
Net assets:
Beginning of year ....................................................... 358,408,106 444,231,645
End of year ........................................................... $51,587,240 $358,408,106

Templeton Income Trust
Notes to Financial Statements
Templeton International Bond Fund
26
franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds, and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). Templeton
International Bond Fund (Fund) is included in this report. The
Fund offers five classes of shares: Class A, Class C, Class
R, Class R6 and Advisor Class. Effective August 2, 2021,
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Prior to August 2, 2021, Class C shares converted to Class A
shares after a 10-year holding period. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board
of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.

Templeton Income Trust
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(continued)
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Income Trust
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(continued)
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss.
See Note 10 regarding other derivative information.
d. Restricted Cash
At December 31, 2021, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and is reflected in the Statement of Assets and Liabilities.
e. Restricted Currency
At December 31, 2021, the Fund held currencies in certain
markets in which the ability to repatriate such currency is
limited. As a result of such limitations on repatriation, the
Fund may incur substantial delays in gaining access to these assets and may be exposed to potential adverse movements
in currency value.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Income Trust
Notes to Financial Statements
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(continued)
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as inflation
principal adjustments in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 563,671 $4,822,417 623,127 $5,709,090
Shares issued in reinvestment of distributions .......... 64,142 551,459 60,786 568,481
Shares redeemed ............................... (1,023,797) (8,753,364) (2,237,883) (21,262,346)
Net increase (decrease) .......................... (395,984) $(3,379,488) (1,553,970) $(14,984,775)
Class C Shares:
Shares sold ................................... 21,151 $179,863 51,910 $486,685
Shares issued in reinvestment of distributions .......... 6,686 57,886 9,259 86,820
Shares redeemed
a
.............................. (253,705) (2,173,188) (353,148) (3,281,005)
Net increase (decrease) .......................... (225,868) $(1,935,439) (291,979) $(2,707,500)
Class R Shares:
Shares sold ................................... 2,803 $24,024 7,870 $73,492
Shares issued in reinvestment of distributions .......... 337 2,897 455 4,250
Shares redeemed ............................... (5,359) (46,568) (18,954) (174,105)
Net increase (decrease) .......................... (2,219) $(19,647) (10,629) $(96,363)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Income Trust
Notes to Financial Statements
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(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2021, the gross effective investment management fee rate was 0.700% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
December 31, 2021
Year Ended
December 31, 2020
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 1,393,741 $11,826,154 5,280,144 $48,122,104
Shares issued in reinvestment of distributions .......... 61,097 533,936 51,999 471,073
Shares redeemed ............................... (5,734,293) (49,774,260) (440,933) (4,161,586)
Net increase (decrease) .......................... (4,279,455) $(37,414,170) 4,891,210 $44,431,591
Advisor Class Shares:
Shares sold ................................... 5,047,083 $43,716,266 10,498,840 $97,278,176
Shares issued in reinvestment of distributions .......... 996,551 8,574,865 867,079 8,090,374
Shares redeemed ............................... (34,571,498) (287,863,395) (20,086,196) (184,800,816)
Net increase (decrease) .......................... (28,527,864) $(235,572,264) (8,720,277) $(79,432,266)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.650% Over $200 million, up to and including $1.3 billion
0.600% In excess of $1.3 billion
2. Shares of Beneficial Interest
(continued)

Templeton Income Trust
Notes to Financial Statements
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(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended December 31, 2021, the Fund paid transfer agent fees of $493,429, of which $122,027 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2021, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.35%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $484
CDSC retained .............................................................................. $637
3. Transactions with Affiliates
(continued)

Templeton Income Trust
Notes to Financial Statements
32
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(continued)
g. Waiver and Expense Reimbursements
Advisers and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.74% based on the average net assets of each class until April 30, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until April 30, 2022.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2021, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2021, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 110,460,274 $ 142,381,597 $ (238,650,825) $ — $ — $ 14,191,046 14,191,046 $ 5,007
Total Affiliated Securities ... $110,460,274 $142,381,597 $(238,650,825) $— $— $14,191,046 $5,007
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $4,246,977
Long term ................................................................................ 17,873,543
Total capital loss carryforwards ............................................................... $22,120,520
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Financial Statements
33
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(continued)
The tax character of distributions paid during the years ended December 31, 2021 and 2020, was as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2021, the Fund deferred late-year ordinary losses of $26,980,468.
At December 31, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, foreign capital gains tax, bond discounts and premiums and inflation related adjustments on foreign securities.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2021, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2021, aggregated
$115,150,807 and $278,928,819, respectively.
7. Credit Risk
At December 31, 2021, the Fund had 22.3% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities, if any. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
Investments in issuers domiciled or with significant operations in developing or emerging market countries may be subject to higher risks than investments in developed countries. These risks include fluctuating currency values, underdeveloped legal or business systems, and changing local and regional economic, political and social conditions, which may result in greater
2021 2020
Distributions paid from:
Ordinary income .......................................................... $— $130,802
Return of capital ........................................................... 9,846,960 9,909,615
$9,846,960 $10,040,417
Cost of investments .......................................................................... $51,607,171
Unrealized appreciation ........................................................................ $3,615,638
Unrealized depreciation ........................................................................ (4,685,661)
Net unrealized appreciation (depreciation) .......................................................... $(1,070,023)
Paid-in Capital ..............................................................................
Total distributable earnings (loss) ................................................................
$(17,107,952)
$17,107,952
5. Income Taxes
(continued)

Templeton Income Trust
Notes to Financial Statements
34
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(continued)
market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Currencies of developing or emerging market countries may be subject to significantly greater risks than currencies of developed countries, including the potential inability to repatriate those currencies into U.S. dollars.
At December 31, 2021, the Fund had 2.6% of its net assets denominated in Argentine Pesos. Argentina has restricted currency repatriation since September 2019, and had restructured certain issues of its debt. Political and economic conditions in Argentina could continue to affect the value of the Fund's holdings.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
10. Other Derivative Information
At December 31, 2021, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2021, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton International Bond Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 2,408,278 Unrealized depreciation on OTC
forward exchange contracts
$ 1,047,883
Total .................... $2,408,278 $1,047,883
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton International Bond Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Investments $(3,560,282)
a
Investments $1,634,373
a
Written options 434,042 Written options (8,479)
Forward exchange contracts (12,101,030) Forward exchange contracts 13,165,098
Total ....................... $(15,227,270) $14,790,992
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
8. Concentration of Risk
(continued)

Templeton Income Trust
Notes to Financial Statements
35
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(continued)
For the year ended December 31, 2021, the average month end notional amount of options represented $182,266,819. The average month end contract value of forward exchange contracts was $368,119,865.
At December 31, 2021, the Fund's OTC derivative assets and liabilities are as follows:
At December 31, 2021, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton International Bond Fund
Derivatives
Forward exchange contracts ............................. $ 2,408,278 $ 1,047,883
Total ............................................. $2,408,278 $1,047,883
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BOFA .................... $20,897 $— $— $— $20,897
CITI ..................... 778,000 (348,671) — (429,329) —
DBAB ................... 387,666 (196,719) (190,947) — —
GSCO ................... 20,395 (20,395) — — —
HSBK ................... 520,744 (108,139) (262,729) — 149,876
JPHQ ................... 572,694 (245,647) (312,548) — 14,499
MSCO ................... 61,755 — — (50,000) 11,755
SCNY ................... 46,127 (5,431) — — 40,696
Total ................... $2,408,278 $(925,002) $ (766,224) $(479,329) $237,723
$ 1
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
36
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(continued)
At December 31, 2021, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 39
.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matured on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 4, 2022, the Borrowers renewed the Global Credit Facility for a one-year term, maturing February 3, 2023, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2021, the Fund did not use the Global Credit Facility.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
b
Net Amount
(Not less
than zero)
Templeton International Bond Fund
Counterparty
BOFA .................... $— $— $— $— $—
CITI ..................... 348,671 (348,671) — — —
DBAB ................... 196,719 (196,719) — — —
GSCO ................... 143,276 (20,395) — (122,881) —
HSBK ................... 108,139 (108,139) — — —
JPHQ ................... 245,647 (245,647) — — —
MSCO ................... — — — — —
SCNY ................... 5,431 (5,431) — — —
Total ................... $1,047,883 $(925,002) $— $(122,881) $—
a
At December 31, 2021 the Fund received U.S. Treasury Bills, Bonds and Notes and U.K Treasury Inflation-Linked Gilt Bonds as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Templeton Income Trust
Notes to Financial Statements
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Annual Report
Templeton International Bond Fund
(continued)
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At December 31, 2021, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 33,593,972 $ — $ 33,593,972
Short Term Investments ................... 14,191,046 1,391,735 — 15,582,781
Total Investments in Securities ........... $14,191,046 $34,985,707 $— $49,176,753
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 2,408,278 $ — $ 2,408,278
Restricted Currency (ARS) ................. — 951 — 951
Total Other Financial Instruments ......... $— $2,409,229 $— $2,409,229
Receivables:
Interest (ARS) ........................... $— $5,253 $— $5,253
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 1,047,883 $ — $ 1,047,883

Templeton Income Trust
Notes to Financial Statements
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Templeton International Bond Fund
(continued)
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Balance at
Beginning of
Year Purchases Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
a
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign
Government
and Agency
Securities :
Argentina .... $ 5,206,443 $ — $ — $ — $ (5,206,443) $ — $ — $ — $ — $ —
Short Term
Investments .. 385,343 — — — (385,343) — — — — —
Total Investments in
Securities ....... $5,591,786 $— $— $— $(5,591,786) $— $— $— $— $—
Other Financial Instruments:
Restricted Currency
(ARS) ......
$408 $— $— $— $(408) $— $— $— $— $—
Receivables:
Interest (ARS) .
$113,485 $— $— $— $(113,485) $— $— $— $— $—
Liabilities:
Payables:
Investment
Securities
Purchased (ARS)
$59,932 $— $— $— $(59,932) $— $— $— $— $—
Deferred Tax (ARS)
$116 $— $— $— $(116) $— $— $— $— $—
a
Transfers out of level 3 were a result of changes in the levels of observable liquidity and the improved reliability of a significant input.
12. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Financial Statements
39
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Annual Report
Templeton International Bond Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
Selected Portfolio
CER
Reference Stabilization Coefficient
Cu r rency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht

Templeton Income Trust
Report of Independent Registered Public Accounting Firm
40
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Annual Report
To the Board of Trustees of Templeton Income Trust and Shareholders of Templeton International Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton
International Bond Fund (one of the funds constituting Templeton Income Trust, referred to hereafter as the "Fund") as of
December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 17, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Income Trust
Tax Information (unaudited)
41
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Annual Report
Templeton International Bond Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2021:
Amount Reported
Foreign Taxes Paid $410,283
Foreign Source Income Earned $10,137,789

Templeton Income Trust
Board Members and Officers
42
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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 120 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 121 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Income Trust
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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
2001 and Lead
Independent
Trustee since 2007
121 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 121 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive
Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-
2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 121 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Income Trust
44
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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D. Tseretopoulos
(1954)
Trustee Since 2003 20 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2006 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 132 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013 and
Vice President
since 1996
121 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Templeton Income Trust
45
franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.
Michael Hasenstab, Ph.D.
(1973)
President and
Chief Executive
Officer -
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Vice President, Franklin Advisers, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer -
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since January 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Income Trust
46
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Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice President
and Secretary
Vice President
since 2011
and Secretary since
2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christine Zhu (1975) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Templeton Income Trust
Shareholder Information
47
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Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
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447 A 02/22
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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $352,867 for the fiscal year ended December 31, 2021 and $412,141 for the fiscal year ended December 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $14,503 for the fiscal year ended December 31, 2021 and $0 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $90,743 for the fiscal year ended December 31, 2021 and $49,800 for the fiscal year ended December 31, 2020.  The services for which these fees were paid included issuance of an Auditors' Certificate for South Korean regulatory shareholder disclosures, benchmarking services in connection with the ICI TA survey, professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, assets under management certification, and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $105,246 for the fiscal year ended December 31, 2021 and $49,800 for the fiscal year ended December 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
N/A

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                                               N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle ______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date February 28, 2022

By S\Christopher Kings________________________
     Christopher Kings
     Chief Financial Officer, Chief Accounting Officer and Treasurer
Date February 28, 2022